                                                                  NUVEEN
                                                                     Investments

--------------------------------------------------------------------------------

Nuveen Municipal Bond Funds

--------------------------------------------------------------------------------
                                 Semiannual Report dated November 30, 2002


Dependable, tax-free income because It's not what you earn, it's what you keep.(R)
--------------------------------------------------------------------------------

                              [PHOTOS APPEAR HERE]

Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund

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                           NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

--------------------------------------------------------------------------------
Dear Shareholder,

[Photo of Timothy R. Schwertfeger appears here]

   "I urge you to
 consider receiving
future Fund reports
   and other Fund
information through
    the Internet
   and by e-mail....
see the inside front
cover of this report
  for step-by-step
   instructions."

Once again, I am pleased to write that during the period covered by this report your Nuveen Fund continued to meet its objective of providing attractive monthly income free from federal income taxes and, where applicable, state income taxes. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and on the Fund Spotlight pages within this report. Please take the time to read them.

In addition to providing regular tax-free income, we believe that a municipal bond investment like your Nuveen Fund also may offer opportunities to reduce the risk of your overall investment portfolio. This is because the prices of municipal bonds may move differently than the prices of the common stocks or other investments you may own. Since one part of your portfolio may be going up when another is going down, portfolio diversification may reduce your overall risk. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

I also urge you to consider receiving future Fund reports and other Fund information through the Internet and by e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for step-by-step instructions.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Nuveen Fund to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by our seasoned portfolio management team has never been stronger. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you meet your financial objectives. We thank you for choosing us as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 15, 2003


                           Semiannual Report | Page 1

--------------------------------------------------------------------------------
Portfolio Managers' Comments

In the following Q&A, portfolio managers Tom Futrell and Rick Huber examine economic and market conditions, key investment strategies, and the performance of the Funds. Tom, who has managed the Kansas, Michigan, Missouri, and Wisconsin Funds since 2002, has 19 years of investment experience. Rick, has 17 years of investment experience and has managed the Kentucky and Ohio Funds since 2001. (In January 2003, as part of a general realignment of portfolio management assignments, Rick Huber assumed primary management responsibility for these Kansas, Michigan, Missouri and Wisconsin Funds. There were no changes in the investment objectives or general investment strategies of these Funds.)
--------------------------------------------------------------------------------

Q. What factors had the greatest influence on the U.S. economy and the state municipal markets during the reporting period?

A. The economy sent mixed signals during 2002, turning in relatively strong first and third quarter performances, but recording somewhat weaker second quarter results. Consumer spending, fueled by historically low interest rates that drove new home sales and mortgage refinancings,continued to be a positive influence on the economy.However,with continued weakness in both business investment and the stock market, rising unemployment late in the period, and a heightened risk of war in the Middle East, many analysts questioned whether the economy was fully out of the woods. Such fears led the Federal Reserve Board to reduce the federal funds interest rate to 1.25 percent, the lowest level since 1961.

Many investors continued to be attracted to fixed-income securities. Through the first eleven months of 2002, the Investment Company Institute reported that investors added more than $15 billion in net new cash to open-end municipal bond funds, a 22 percent increase over the same time period in 2001. This demand coincided with an increase in municipal bond issuance nationally. However, many states were not active issuers. For example, Kentucky's total issuance during the first eleven months of 2002 fell 26 percent compared with the same time period in 2001. Michigan's dropped 8 percent, Missouri's fell 23 percent, and Ohio's declined 14 percent. Issuance was stronger in Kansas, with a 9 percent increase, while Wisconsin saw issuance rise 34 percent when compared with the first eleven months of 2001.

Q. How did the Funds perform during the twelve months ended November 30, 2002?

A. The accompanying chart provides performance information for these Nuveen Funds (Class A shares at net asset value) for the year that ended November 30,2002.The chart also compares the Funds' performance to that of its peers (as measured by its Lipper category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

Five of these six Funds outperformed their Lipper peer groups - in several cases by significant amounts. In each case, one major component of this strong performance was the high percentage of AAA/U.S. guaranteed and AA rated bonds in each Fund's portfolio. (See the Fund Spotlight pages immediately following this Q&A). General concerns about the pace of the economic recovery and the financial strength of some municipal bond issuers helped many higher quality bonds outperform lower rated bonds over much of 2002. This is reflected in these Funds' total return performances. While the Missouri Fund also maintained strong credit quality through the reporting period, its total return for the year ended November 30, 2002 was less than the Lipper category average. This is partially

--------------------------------------------------------------------------------
 The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                           Semiannual Report | Page 2

--------------------------------------------------------------------------------
Class A Shares -
One-Year Total Returns on NAV as of
11/30/02
--------------------------------------------------------

Nuveen Kansas Municipal Bond Fund/1/               5.40%

Lipper Kansas Municipal Debt Funds
category average/2/                                4.27%

Lehman Brothers Municipal Bond Index/3/            6.32%
--------------------------------------------------------

Nuveen Kentucky Municipal Bond Fund/1/             5.37%

Lipper Kentucky Municipal Debt Funds
category average/2/                                4.55%

Lehman Brothers Municipal Bond Index/3/            6.32%
--------------------------------------------------------

Nuveen Michigan Municipal Bond Fund/1/             5.76%

Lipper Michigan Municipal Debt Funds
category average/2/                                5.22%

Lehman Brothers Municipal Bond Index/3/            6.32%
--------------------------------------------------------

Nuveen Missouri Municipal Bond Fund/1/             4.87%

Lipper Missouri Municipal Debt Funds
category average/2/                                5.21%

Lehman Brothers Municipal Bond Index/3/            6.32%
--------------------------------------------------------

Nuveen Ohio Municipal Bond Fund/1/                 5.28%

Lipper Ohio Municipal Debt Funds
category average/2/                                4.74%

Lehman Brothers Municipal Bond Index/3/            6.32%
--------------------------------------------------------

Nuveen Wisconsin Municipal Bond Fund/1/            5.17%

Lipper Other State Municipal Debt Funds
category average/2/                                4.68%

Lehman Brothers Municipal Bond Index/3/            6.32%
--------------------------------------------------------

explained by the Fund's holdings of $2 million in par value of Puerto Rico Ports Authority bonds for American Airlines. The value of many airline-backed bonds fell over the past year, in part due to the general decline in passenger volume that affected all airlines and in part due to the possibility of a bankruptcy declaration by United Air Lines. (United filed for bankruptcy protection on December 9, 2002.) We estimate the decline in value of this holding over the past year resulted in about a 0.25% reduction in overall total return.

Each of the Funds' total returns for this period trailed the national, unmanaged Lehman Index. In addition to issues raised by a national vs. state comparison, another reason for these differences can be traced to the Funds' durations. Duration measures sensitivity to changes in interest rates. A fund or index with a longer duration normally would be expected to perform better than a fund or index with a shorter duration during a period of generally falling interest rates, as has been the case during much of 2002. As can be seen on the individual Fund Spotlight pages, the durations of these Nuveen Funds ranged from
6.35 to 7.52 as of November 30, 2002, compared with 8.04 for the Lehman Brothers Municipal Bond Index.

Q. What strategies did you use to manage the Funds during the reporting period?

A. Our overall management strategy over the six months since our last report was relatively consistent with the longer-term strategy we've been employing for several years. For each state, we continued to concentrate on identifying municipal bonds that, in our opinion, enhanced the Fund's dividend-paying capability, helped diversify the Fund's holdings or improved the Fund's overall call protection.

In addition, we tried to take advantage of several state-by-state opportunities.

Kansas

One focus over this period was on municipal bonds in the long-intermediate range, those with maturities between 15 to 20 years, because we believed this area of the yield curve provided the

--------------------------------------------------------------------------------
1 Performance is for Class A shares only as of the date indicated. Current performance for this or other share classes may be more or less than the results shown. Past performance is no guarantee of future results.

2 For each state, the Lipper average shown represents the average total return for all reporting funds for the year ended November 30, 2002. As of that date, the Lipper averages included 10 Kansas funds, 17 Kentucky funds, 39 Michigan funds, 21 Missouri funds, 40 Ohio funds and 62 Other State (including WI) funds. All returns assume reinvestment of dividends and do not reflect any sales charges.

3 The Lehman Brothers Municipal Bond Index consists of a broad range of investment-grade municipal bonds and its performance does not reflect any initial or ongoing charges or expenses. You cannot invest directly in the Index.

                           Semiannual Report | Page 3
best future value opportunities. These long-intermediate bonds also helped shorten the Fund's duration, which may help moderate the impact of any rise in interest rates in the months ahead.

Because supply in Kansas is relatively limited, it sometimes was difficult to buy as many bonds from a particular issuer as we would have liked. Over this reporting period, most of the available bonds fell into the general obligation
(GO) category. Because of this supply pattern, the Fund saw its position in tax-backed debt increase to 20 percent from 15 percent during the past six months. In addition, since most new Kansas bonds have high credit ratings, the Fund's weighting in AAA-rated and/or U.S. guaranteed paper rose to 45 percent from 41 percent.

Kentucky

Through the reporting period, we were seeking to diversify the portfolio's holdings across a variety of maturity ranges and issuers. Bond prices generally rose throughout much of the period. However, bonds whose income payments were backed by corporations or economically sensitive projects generally did not fare as well as insured bonds or those backed by tax revenues. We sought to reduce our exposure to corporate-backed bonds during these six months. Our focus on credit quality led us to buy a number of higher rated bonds. At the end of the reporting period, 53 percent of the Fund was invested in AAA-rated and/or U.S. guaranteed bonds.

Another way we sought to manage risk was to keep an eye on the Fund's call exposure. When possible, we sold bonds whose call dates were approaching and, in their place, bought bonds with extended call protection that we thought would help maintain the Fund' s dividend-paying capability.

We also sought to improve portfolio structure to take advantage of market conditions. However, our ability to make structural changes was somewhat limited because the supply of available bonds was relatively low. For all of our new bond purchases, we favored securities whose maturity dates were 18 to 20 years into the future. We thought these bonds offered the most attractive opportunities, with better yield potential than shorter bonds and less risk than longer bonds.

Michigan

As in Kansas, our focus over this period was on purchasing municipal bonds in the long-intermediate range, those with maturities between 15 to 20 years. We believed these long-intermediate bonds would provide the best future value and also help shorten the Fund's duration, which may help moderate the impact of any rise in interest rates in the months ahead.

Because of the growing credit risks faced by many lower-rated issuers, we looked for insured or highly rated bonds whenever possible. As of November 30, 2002, about 73 percent of the Fund was invested in AAA-rated and/or U.S. guaranteed bonds.

Missouri

As with the other Funds, our focus in Missouri was on shortening duration and purchasing long-intermediate bonds when they were available. Supply in Missouri was very limited, and this restricted our options to some degree. However, we were able to purchase several new issues while modestly shortening the Fund's duration.

As noted earlier, this Fund holds bonds backed by American Airlines that did not perform well during the reporting period. We continued to own these bonds because we believe that,


                           Semiannual Report | Page 4
over the longer term, air travel will remain a major transportation component in this country. We think the bonds, at their current depressed levels, are positioned to appreciate in value if and when the outlook for American Airlines improves.

As with the other Funds in this report, we also focused on purchasing higher-rated securities. As of November 30, 2002, about 54 percent of the Fund was invested in AAA-rated and/or U.S. guaranteed bonds.

Ohio

Here,too,we were focused on the long-intermediate part of the yield curve. Compared with the other states, bonds in Ohio generally were easier to find. In particular, we found some opportunities in the health care sector, which we thought would provide attractive income and quality well into the future.

As with the other Funds, we tried to avoid bonds whose income payments were backed by corporations or economically sensitive projects. Generally, these did not fare as well as insured bonds or those backed by tax revenues over the past year. Our focus on quality led us to buy a number of higher rated bonds. At the end of the reporting period, 63 percent of the Fund was invested in AAA-rated and/or U.S. guaranteed bonds.

Another way we sought to manage risk was to keep an eye on the Fund's call exposure. When possible, we sold bonds whose call dates were approaching and, in their place, bought bonds with extended call protection that we thought would help maintain the Fund's dividend-paying capability.

Wisconsin

In an effort to enhance the Fund's call protection, we sold bonds that, in our opinion, had limited appreciation potential. In their place, we bought bonds that we thought would provide better future total return prospects.

In particular, we focused on lowering the Fund's duration throughout the past six months, seeking to make the portfolio less sensitive to future changes in interest rates.

In keeping with our emphasis on quality, about 45 percent of the Fund was invested in AAA-rated and/or U.S. guaranteed bonds as of November 30, 2002.

Q. What is your outlook for the municipal market and the Funds?

A. We are looking for the economy to continue to improve over next year, but probably at a slower rate than some now predict. While each of these states face considerable financial challenges,we believe they are all positioned to benefit from any improvement in the national economic picture.

Whatever happens,we expect to make few changes in our basic approach to managing these portfolios. We will continue to make adjustments, such as improving call protection as bonds become available,but we generally are comfortable with how the Funds are positioned. As always, we will seek to manage the Funds' risk and continue using the capabilities of Nuveen research analysts to search for bonds that, in our opinion, offer the most value to our shareholders.


                           Semiannual Report | Page 5

Fund Spotlight as of 11/30/02                  Nuveen Kansas Municipal Bond Fund
================================================================================
Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $10.30       $10.23       $10.32       $10.35
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.0395      $0.0330      $0.0350      $0.0415
--------------------------------------------------------------------------------
Inception Date                       1/92         2/97         2/97         2/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 11/30/02/2/

A Shares                              NAV        Offer
------------------------------------------------------
1-Year                              5.40%        0.97%
------------------------------------------------------
5-Year                              4.74%        3.84%
------------------------------------------------------
10-Year                             5.79%        5.34%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              4.64%        0.64%
------------------------------------------------------
5-Year                              3.96%        3.80%
------------------------------------------------------
10-Year                             5.20%        5.20%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              4.95%
------------------------------------------------------
5-Year                              4.18%
------------------------------------------------------
10-Year                             5.33%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              5.72%
------------------------------------------------------
5-Year                              4.94%
------------------------------------------------------
10-Year                             5.97%
------------------------------------------------------

Tax-Free Yields

A Shares                              NAV        Offer
------------------------------------------------------
Market Yield                        4.60%        4.41%
------------------------------------------------------
SEC 30-Day Yield                    3.95%        3.78%
------------------------------------------------------
Taxable-Equivalent Yield/3/         6.03%        5.78%
------------------------------------------------------

B Shares                              NAV
------------------------------------------------------
Market Yield                        3.87%
------------------------------------------------------
SEC 30-Day Yield                    3.37%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.15%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
Market Yield                        4.07%
------------------------------------------------------
SEC 30-Day Yield                    3.57%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.45%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
Market Yield                        4.81%
------------------------------------------------------
SEC 30-Day Yield                    4.32%
------------------------------------------------------
Taxable-Equivalent Yield/3/         6.60%
------------------------------------------------------

Average Annual Total Returns
as of 9/30/02/2/

A Shares                             NAV         Offer
------------------------------------------------------
1-Year                              8.91%        4.36%
------------------------------------------------------
5-Year                              5.65%        4.74%
------------------------------------------------------
10-Year                             6.22%        5.77%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              8.15%        4.15%
------------------------------------------------------
5-Year                              4.86%        4.69%
------------------------------------------------------
10-Year                             5.62%        5.62%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              8.33%
------------------------------------------------------
5-Year                              5.07%
------------------------------------------------------
10-Year                             5.76%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              9.12%
------------------------------------------------------
5-Year                              5.87%
------------------------------------------------------
10-Year                             6.40%
------------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]
                              AAA/U.S. Guaranteed  45%
                              ------------------------
                              AA                   17%
                              ------------------------
                              A                    16%
                              ------------------------
                              BBB                   9%
                              ------------------------
                              NR                   12%
                              ------------------------
                              BB or Lower           1%
                              ------------------------

Top Five Sectors/4/
Tax Obligation/General                             20%
------------------------------------------------------
Healthcare                                         17%
------------------------------------------------------
Tax Obligation/Limited                             16%
------------------------------------------------------
Housing/Multifamily                                12%
------------------------------------------------------
U.S. Guaranteed                                    11%
------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $132,151
------------------------------------------------------
Average Effective Maturity (Years)               18.37
------------------------------------------------------
Average Duration                                  7.56
------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for Kansas residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.


                           Semiannual Report | Page 6

Fund Spotlight as of 11/30/02                Nuveen Kentucky Municipal Bond Fund
================================================================================
Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $10.96       $10.96       $10.95       $10.94
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.0445      $0.0375      $0.0395      $0.0460
--------------------------------------------------------------------------------
Inception Date                       5/87         2/97        10/93         2/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 11/30/02/2/

A Shares                             NAV         Offer
------------------------------------------------------
1-Year                              5.37%        0.93%
------------------------------------------------------
5-Year                              4.58%        3.68%
------------------------------------------------------
10-Year                             5.83%        5.37%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              4.56%        0.56%
------------------------------------------------------
5-Year                              3.78%        3.62%
------------------------------------------------------
10-Year                             5.29%        5.29%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              4.80%
------------------------------------------------------
5-Year                              3.99%
------------------------------------------------------
10-Year                             5.24%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              5.55%
------------------------------------------------------
5-Year                              4.78%
------------------------------------------------------
10-Year                             5.93%
------------------------------------------------------

Tax-Free Yields

A Shares                              NAV        Offer
------------------------------------------------------
Market Yield                        4.87%        4.67%
------------------------------------------------------
SEC 30-Day Yield                    4.06%        3.89%
------------------------------------------------------
Taxable-Equivalent Yield/3/         6.15%        5.89%
------------------------------------------------------

B Shares                              NAV
------------------------------------------------------
Market Yield                        4.11%
------------------------------------------------------
SEC 30-Day Yield                    3.49%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.29%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
Market Yield                        4.33%
------------------------------------------------------
SEC 30-Day Yield                    3.69%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.59%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
Market Yield                        5.05%
------------------------------------------------------
SEC 30-Day Yield                    4.45%
------------------------------------------------------
Taxable-Equivalent Yield/3/         6.74%
------------------------------------------------------

Average Annual Total Returns
as of 9/30/02/2/

A Shares                              NAV        Offer
------------------------------------------------------
1-Year                              7.77%        3.24%
------------------------------------------------------
5-Year                              5.19%        4.29%
------------------------------------------------------
10-Year                             6.11%        5.65%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              7.05%        3.05%
------------------------------------------------------
5-Year                              4.43%        4.27%
------------------------------------------------------
10-Year                             5.57%        5.57%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              7.29%
------------------------------------------------------
5-Year                              4.64%
------------------------------------------------------
10-Year                             5.53%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              7.96%
------------------------------------------------------
5-Year                              5.40%
------------------------------------------------------
10-Year                             6.21%
------------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]
                              AAA/U.S. Guaranteed  53%
                              ------------------------
                              AA                   12%
                              ------------------------
                              A                    12%
                              ------------------------
                              BBB                  18%
                              ------------------------
                              NR                    2%
                              ------------------------
                              BB or Lower           3%
                              ------------------------

Top Five Sectors/4/
Tax Obligation/Limited                             23%
------------------------------------------------------
U.S. Guaranteed                                    14%
------------------------------------------------------
Healthcare                                          9%
------------------------------------------------------
Water and Sewer                                     8%
------------------------------------------------------
Utilities                                           7%
------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $476,933
------------------------------------------------------
Average Effective Maturity (Years)               17.80
------------------------------------------------------
Average Duration                                  6.35
------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for Kentucky residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.


                           Semiannual Report | Page 7

Fund Spotlight as of 11/30/02                Nuveen Michigan Municipal Bond Fund
================================================================================
Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $11.72       $11.73       $11.70       $11.72
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.0465      $0.0390      $0.0410      $0.0485
--------------------------------------------------------------------------------
Inception Date                       6/85         2/97         6/93         2/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 11/30/02/2/

A Shares                              NAV        Offer
------------------------------------------------------
1-Year                              5.76%        1.33%
------------------------------------------------------
5-Year                              4.93%        4.02%
------------------------------------------------------
10-Year                             5.89%        5.43%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              4.94%        0.94%
------------------------------------------------------
5-Year                              4.14%        3.97%
------------------------------------------------------
10-Year                             5.35%        5.35%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              5.08%
------------------------------------------------------
5-Year                              4.35%
------------------------------------------------------
10-Year                             5.26%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              5.98%
------------------------------------------------------
5-Year                              5.12%
------------------------------------------------------
10-Year                             6.00%
------------------------------------------------------

Tax-Free Yields

A Shares                             NAV         Offer
------------------------------------------------------
Market Yield                        4.76%        4.56%
------------------------------------------------------
SEC 30-Day Yield                    3.79%        3.63%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.66%        5.42%
------------------------------------------------------

B Shares                              NAV
------------------------------------------------------
Market Yield                        3.99%
------------------------------------------------------
SEC 30-Day Yield                    3.21%
------------------------------------------------------
Taxable-Equivalent Yield/3/         4.79%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
Market Yield                        4.21%
------------------------------------------------------
SEC 30-Day Yield                    3.41%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.09%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
Market Yield                        4.97%
------------------------------------------------------
SEC 30-Day Yield                    4.16%
------------------------------------------------------
Taxable-Equivalent Yield/3/         6.21%
------------------------------------------------------

Average Annual Total Returns
as of 9/30/02/2/

A Shares                              NAV        Offer
------------------------------------------------------
1-Year                              8.65%        4.11%
------------------------------------------------------
5-Year                              5.67%        4.77%
------------------------------------------------------
10-Year                             6.20%        5.75%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              7.81%        3.81%
------------------------------------------------------
5-Year                              4.89%        4.72%
------------------------------------------------------
10-Year                             5.67%        5.67%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              8.05%
------------------------------------------------------
5-Year                              5.10%
------------------------------------------------------
10-Year                             5.58%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              8.96%
------------------------------------------------------
5-Year                              5.88%
------------------------------------------------------
10-Year                             6.32%
------------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]
                              AAA/U.S. Guaranteed  73%
                              ------------------------
                              AA                    7%
                              ------------------------
                              A                     6%
                              ------------------------
                              BBB                  10%
                              ------------------------
                              NR                    2%
                              ------------------------
                              BB or Lower           2%
                              ------------------------

Top Five Sectors/4/
Tax Obligation/General                             24%
------------------------------------------------------
U.S. Guaranteed                                    18%
------------------------------------------------------
Healthcare                                         16%
------------------------------------------------------
Tax Obligation/Limited                             13%
------------------------------------------------------
Water and Sewer                                     8%
------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $279,268
------------------------------------------------------
Average Effective Maturity (Years)               17.23
------------------------------------------------------
Average Duration                                  7.11
------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for Michigan residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.


                           Semiannual Report | Page 8

--------------------------------------------------------------------------------

Fund Spotlight as of 11/30/02                Nuveen Missouri Municipal Bond Fund

================================================================================
Quick Facts
                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $10.84       $10.85       $10.84       $10.85
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.0435      $0.0365      $0.0385      $0.0450
--------------------------------------------------------------------------------
Inception Date                       8/87         2/97         2/94         2/97
--------------------------------------------------------------------------------
Average Annual Total Returns
as of 11/30/02/2/
A Shares                              NAV        Offer
------------------------------------------------------
1-Year                              4.87%        0.43%
------------------------------------------------------
5-Year                              4.70%        3.80%
------------------------------------------------------
10-Year                             5.85%        5.40%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              4.16%        0.16%
------------------------------------------------------
5-Year                              3.95%        3.78%
------------------------------------------------------
10-Year                             5.31%        5.31%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              4.39%
------------------------------------------------------
5-Year                              4.15%
------------------------------------------------------
10-Year                             5.27%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              5.14%
------------------------------------------------------
5-Year                              4.92%
------------------------------------------------------
10-Year                             5.97%
------------------------------------------------------

Tax-Free Yields
A Shares                              NAV        Offer
------------------------------------------------------
Market Yield                        4.82%        4.61%
------------------------------------------------------
SEC 30-Day Yield                    3.59%        3.44%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.44%        5.21%
------------------------------------------------------

B Shares                              NAV
------------------------------------------------------
Market Yield                        4.04%
------------------------------------------------------
SEC 30-Day Yield                    3.00%
------------------------------------------------------
Taxable-Equivalent Yield/3/         4.55%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
Market Yield                        4.26%
------------------------------------------------------
SEC 30-Day Yield                    3.19%
------------------------------------------------------
Taxable-Equivalent Yield/3/         4.83%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
Market Yield                        4.98%
------------------------------------------------------
SEC 30-Day Yield                    3.95%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.98%
------------------------------------------------------

Average Annual Total Returns
as of 9/30/02/2/
A Shares                              NAV        Offer
------------------------------------------------------
1-Year                              7.60%        3.07%
------------------------------------------------------
5-Year                              5.44%        4.54%
------------------------------------------------------
10-Year                             6.18%        5.73%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              6.88%        2.88%
------------------------------------------------------
5-Year                              4.68%        4.51%
------------------------------------------------------
10-Year                             5.64%        5.64%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              7.02%
------------------------------------------------------
5-Year                              4.88%
------------------------------------------------------
10-Year                             5.60%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              7.78%
------------------------------------------------------
5-Year                              5.65%
------------------------------------------------------
10-Year                             6.30%
------------------------------------------------------
Bond Credit Quality/4/

[PIE CHART APPEARS HERE]
AAA/U.S. Guaranteed                                54%
------------------------------------------------------
AA                                                 10%
------------------------------------------------------
A                                                   9%
------------------------------------------------------
BBB                                                 7%
------------------------------------------------------
NR                                                 19%
------------------------------------------------------
BB or Lower                                         1%
------------------------------------------------------

Top Five Sectors/4/
Tax Obligation/Limited                             18%
------------------------------------------------------
Education and Civic Organizations                  12%
------------------------------------------------------
Long-Term Care                                     11%
------------------------------------------------------
Healthcare                                         11%
------------------------------------------------------
Housing/Multifamily                                10%
------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $251,381
------------------------------------------------------
Average Effective Maturity (Years)               18.19
------------------------------------------------------
Average Duration                                  7.52
------------------------------------------------------

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for Missouri residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.

                           Semiannual Report | Page 9

Fund Spotlight as of 11/30/02                    Nuveen Ohio Municipal Bond Fund
================================================================================
Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $11.25       $11.23       $11.23       $11.24
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.0450      $0.0380      $0.0400      $0.0470
--------------------------------------------------------------------------------
Inception Date                       6/85         2/97         8/93         2/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 11/30/02/2/

A Shares                             NAV         Offer
------------------------------------------------------
1-Year                              5.28%        0.87%
------------------------------------------------------
5-Year                              4.58%        3.69%
------------------------------------------------------
10-Year                             5.53%        5.08%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              4.41%        0.41%
------------------------------------------------------
5-Year                              3.79%        3.62%
------------------------------------------------------
10-Year                             4.99%        4.99%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              4.64%
------------------------------------------------------
5-Year                              4.00%
------------------------------------------------------
10-Year                             4.95%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              5.51%
------------------------------------------------------
5-Year                              4.79%
------------------------------------------------------
10-Year                             5.65%
------------------------------------------------------

Tax-Free Yields

A Shares                              NAV        Offer
------------------------------------------------------
Market Yield                        4.80%        4.60%
------------------------------------------------------
SEC 30-Day Yield                    3.69%        3.54%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.68%        5.44%
------------------------------------------------------

B Shares                              NAV
------------------------------------------------------
Market Yield                        4.06%
------------------------------------------------------
SEC 30-Day Yield                    3.10%
------------------------------------------------------
Taxable-Equivalent Yield/3/         4.77%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
Market Yield                        4.27%
------------------------------------------------------
SEC 30-Day Yield                    3.30%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.08%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
Market Yield                        5.02%
------------------------------------------------------
SEC 30-Day Yield                    4.06%
------------------------------------------------------
Taxable-Equivalent Yield/3/         6.25%
------------------------------------------------------

Average Annual Total Returns
as of 9/30/02/2/

A Shares                              NAV        Offer
------------------------------------------------------
1-Year                              8.47%        3.94%
------------------------------------------------------
5-Year                              5.37%        4.46%
------------------------------------------------------
10-Year                             5.86%        5.41%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              7.67%        3.67%
------------------------------------------------------
5-Year                              4.59%        4.42%
------------------------------------------------------
10-Year                             5.32%        5.32%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              7.90%
------------------------------------------------------
5-Year                              4.80%
------------------------------------------------------
10-Year                             5.29%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              8.70%
------------------------------------------------------
5-Year                              5.59%
------------------------------------------------------
10-Year                             5.99%
------------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

                              AAA/U.S. Guaranteed  63%
                              ------------------------
                              AA                   14%
                              ------------------------
                              A                    10%
                              ------------------------
                              BBB                   6%
                              ------------------------
                              NR                    6%
                              ------------------------
                              BB or Lower           1%
                              ------------------------

Top Five Sectors/4/
Tax Obligation/General                             22%
------------------------------------------------------
Healthcare                                         16%
------------------------------------------------------
U.S. Guaranteed                                    13%
------------------------------------------------------
Utilities                                          10%
------------------------------------------------------
Tax Obligation/Limited                              8%
------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $591,624
------------------------------------------------------
Average Effective Maturity (Years)               17.79
------------------------------------------------------
Average Duration                                  6.90
------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for Ohio residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.


                          Semiannual Report | Page 10

Fund Spotlight as of 11/30/02               Nuveen Wisconsin Municipal Bond Fund
================================================================================
Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $10.20       $10.23       $10.22       $10.24
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.0370      $0.0310      $0.0325      $0.0390
--------------------------------------------------------------------------------
Inception Date                       6/94         2/97         2/97         2/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 11/30/02/2/

A Shares                              NAV        Offer
------------------------------------------------------
1-Year                              5.17%        0.79%
------------------------------------------------------
5-Year                              4.87%        3.97%
------------------------------------------------------
Since Inception                     5.65%        5.12%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              4.52%        0.52%
------------------------------------------------------
5-Year                              4.08%        3.91%
------------------------------------------------------
Since Inception                     5.01%        5.01%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              4.60%
------------------------------------------------------
5-Year                              4.29%
------------------------------------------------------
Since Inception                     5.16%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              5.39%
------------------------------------------------------
5-Year                              5.08%
------------------------------------------------------
Since Inception                     5.83%
------------------------------------------------------

Tax-Free Yields

A Shares                              NAV        Offer
------------------------------------------------------
Market Yield                        4.35%        4.17%
------------------------------------------------------
SEC 30-Day Yield                    3.49%        3.34%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.33%        5.10%
------------------------------------------------------

B Shares                              NAV
------------------------------------------------------
Market Yield                        3.64%
------------------------------------------------------
SEC 30-Day Yield                    2.89%
------------------------------------------------------
Taxable-Equivalent Yield/3/         4.41%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
Market Yield                        3.82%
------------------------------------------------------
SEC 30-Day Yield                    3.10%
------------------------------------------------------
Taxable-Equivalent Yield/3/         4.73%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
Market Yield                        4.57%
------------------------------------------------------
SEC 30-Day Yield                    3.85%
------------------------------------------------------
Taxable-Equivalent Yield/3/         5.88%
------------------------------------------------------

Average Annual Total Returns
as of 9/30/02/2/

A Shares                              NAV        Offer
------------------------------------------------------
1-Year                              8.34%        3.76%
------------------------------------------------------
5-Year                              5.74%        4.84%
------------------------------------------------------
Since Inception                     6.11%        5.57%
------------------------------------------------------

B Shares                         w/o CDSC       w/CDSC
------------------------------------------------------
1-Year                              7.66%        3.66%
------------------------------------------------------
5-Year                              4.99%        4.83%
------------------------------------------------------
Since Inception                     5.46%        5.46%
------------------------------------------------------

C Shares                              NAV
------------------------------------------------------
1-Year                              7.86%
------------------------------------------------------
5-Year                              5.19%
------------------------------------------------------
Since Inception                     5.64%
------------------------------------------------------

R Shares                              NAV
------------------------------------------------------
1-Year                              8.66%
------------------------------------------------------
5-Year                              6.00%
------------------------------------------------------
Since Inception                     6.31%
------------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]
                              AAA/U.S. Guaranteed  45%
                              ------------------------
                              AA                   16%
                              ------------------------
                              A                    17%
                              ------------------------
                              BBB                   5%
                              ------------------------
                              NR                   14%
                              ------------------------
                              BB or Lower           3%
                              ------------------------

Top Five Sectors/4/
Tax Obligation/Limited                             45%
------------------------------------------------------
U.S. Guaranteed                                    26%
------------------------------------------------------
Housing/Multifamily                                 9%
------------------------------------------------------
Education and Civic Organizations                   6%
------------------------------------------------------
Healthcare                                          5%
------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                              $49,229
------------------------------------------------------
Average Effective Maturity (Years)               16.22
------------------------------------------------------
Average Duration                                  6.82
------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for Wisconsin residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.


                          Semiannual Report | Page 11

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND
November 30, 2002

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Basic Materials - 3.6%

    $  1,000 Dodge City, Kansas, Pollution Control Revenue Refunding       5/03 at 101.00       Aa3 $1,029,060
              Bonds (Excel Corporation Project/Cargill), Series 1992,
              6.625%, 5/01/05

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal          6/08 at 102.00        A+  3,736,778
              Revenue Bonds (Excel Corporation Project/ Cargill), Series
              1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Capital Goods - 1.6%

       1,000 Wichita, Kansas, Airport Authority, Special Facilities        6/12 at 101.00         A  1,020,310
              Revenue Bonds (Cessna Citation Service Center), Series
              2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

       1,000 Wichita, Kansas, Industrial Revenue Bonds (NMF America,       8/07 at 101.00       AA-  1,049,220
              Inc.), Series 2000II, 5.800%, 8/01/15 (Alternative Minimum
              Tax)
--------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.3%

         410 Wichita, Kansas, Airport Authority, Airport Facilities        3/03 at 101.00        AA    419,697
              Revenue Refunding Bonds (Wichita Airport Hotel Associates,
              LP Project), Series 1992, 7.000%, 3/01/05
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.1%

       2,465 Neosho County, Kansas, Community College, Student Union and   6/09 at 100.00       N/R  2,575,284
              Dormitory System Refunding and Improvement Revenue Bonds,
              Series 1999, 7.000%, 6/01/30

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB  1,509,735
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (Ana G. Mendez University
              System Project), Series 1999, 5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA  1,024,925
              Series 2001A, 5.500%, 7/01/16

         270 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA    289,769
              Series 2001B, 5.500%, 7/01/16
--------------------------------------------------------------------------------------------------------------
             Healthcare - 16.8%

       4,250 Colby, Kansas, Health Facilities Revenue Refunding Bonds      8/08 at 100.00       N/R  3,865,163
              (Citizens Medical Center, Inc.), Series 1998, 5.625%,
              8/15/16

       4,580 Kansas Development Finance Authority, Health Facilities       6/10 at 101.00        AA  5,108,669
              Revenue Bonds (Sisters of Charity of Leavenworth Health
              Services Corporation), Series 2000K, 6.500%, 12/01/16

             Lawrence, Kansas, Hospital Revenue Bonds (The Lawrence
              Memorial Hospital), Series 1994:
         575  6.200%, 7/01/14                                              7/04 at 100.00      Baa1    585,321
         400  6.200%, 7/01/19                                              7/04 at 100.00      Baa1    404,320

       1,110 Lawrence, Kansas, Hospital Revenue Bonds (The Lawrence        7/09 at 100.00        AA  1,153,978
              Memorial Hospital), Series 1999, 5.750%, 7/01/24

             Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health
              Center of Manhattan, Series 2001:
       1,025  5.000%, 8/15/14                                              8/11 at 100.00       AAA  1,063,397
       1,075  5.000%, 8/15/15                                              8/11 at 100.00       AAA  1,107,444

             Newton, Kansas, Hospital Revenue Refunding Bonds (Newton
              Healthcare Corporation), Series 1998A:
       1,000  5.700%, 11/15/18                                            11/08 at 100.00      BBB-    997,590
       1,750  5.750%, 11/15/24                                            11/08 at 100.00      BBB-  1,700,055

         100 Puerto Rico Industrial, Tourist, Educational, Medical and     1/05 at 102.00       AAA    108,954
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated
              Group Project), 1995 Series A, 6.250%, 7/01/24

       5,780 Wichita, Kansas, Hospital Facilities Improvement and         11/09 at 101.00        A+  6,093,045
              Revenue Refunding Bonds (Via Christi Health System, Inc.),
              Series XI 1999, 6.250%, 11/15/24
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 11.3%

       5,000 Kansas Development Finance Authority, Multifamily Housing    12/08 at 101.00       N/R  4,387,900
              Refunding Revenue Bonds (First Kansas State Partnership,
              LP Project) Series 1998Y, 6.125%, 12/01/28 (Alternative
              Minimum Tax)

       1,715 Kansas Development Finance Authority, Multifamily Housing    12/10 at 100.00       AAA  1,775,762
              Senior Revenue Bonds (Chimney Hills Apartments Project),
              Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax)

----
12

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

             Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds
             (Barrington Park Apartments Project), Series 1993A:
    $    445  6.300%, 2/01/09                                              2/03 at 102.00        AA $  455,133
         475  6.400%, 2/01/10                                              2/03 at 102.00        AA    485,650
       2,000  6.450%, 2/01/18                                              2/03 at 102.00        AA  2,043,300
       1,000  6.500%, 2/01/23                                              2/03 at 102.00        AA  1,020,010

       1,000 Olathe, Kansas, Multifamily Housing Revenue Refunding Bonds   6/04 at 102.00       AAA  1,036,370
              (Federal National Mortgage Association Program - Deerfield
              Apartments Project), Series 1994A, 6.450%, 6/01/19

             Wichita, Kansas, Multifamily Housing Revenue Refunding
             Bonds (The Shores Apartments Project), Series 1994XI-A:
       1,500  6.700%, 4/01/19                                              4/09 at 102.00        AA  1,591,155
       2,000  6.800%, 4/01/24                                              4/09 at 102.00        AA  2,136,000
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.3%

          90 Labette County (Olathe), Kansas, Collateralized Single        2/05 at 105.00       Aaa     96,608
              Family Mortgage Revenue Refunding Bonds, Series 1994C-I,
              7.800%, 2/01/25

       1,150 Sedgwick and Shawnee Counties, Kansas, Single Family            No Opt. Call       Aaa  1,299,903
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 1997 Series A-1, 6.950%, 6/01/29 (Alternative
              Minimum Tax)

       3,450 Sedgwick and Shawnee Counties, Kansas, Single Family          6/08 at 105.00       Aaa  3,822,117
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 1998 Series A-1, 6.500%, 12/01/22 (Alternative
              Minimum Tax)

       1,975 Sedgwick and Shawnee Counties, Kansas, Single Family         12/09 at 105.00       Aaa  2,244,686
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 2000 Series A-2, 7.600%, 12/01/31 (Alternative
              Minimum Tax)

         475 Sedgwick and Shawnee Counties, Kansas, Single Family         12/10 at 105.00       Aaa    519,417
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 2001 Series A, 6.300%, 12/01/32 (Alternative
              Minimum Tax)

         375 Sedgwick and Shawnee Counties, Kansas, Collateralized        11/04 at 105.00       Aaa    401,261
              Single Family Mortgage Revenue Refunding Bonds, Series
              1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.4%

         500 Sedgwick County, Kansas, Healthcare Facilities Revenue       11/09 at 100.00         A    504,435
              Bonds (Catholic Care Center, Inc.),
              Series 2001, 5.750%, 11/15/23
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 19.9%

       2,500 Butler County (Andover), Kansas, Unified School District        No Opt. Call       AAA  2,913,550
              No. 385, General Obligation Refunding and Improvement
              Bonds, Series 2000, 6.000%, 9/01/16

         750 Derby, Kansas, General Obligation Bonds, Series 2001A,       12/11 at 100.00       Aaa    775,275
              5.250%, 12/01/21

         560 Derby, Kansas, General Obligation Bonds, Series 2002B,       12/10 at 100.00       Aaa    576,940
              5.000%, 12/01/15

       1,000 Harvey County (Hesston), Kansas, Unified School District      9/12 at 100.00       AAA  1,006,450
              No. 460, General Obligation Bonds, Series 2002, 5.000%,
              9/01/22

       1,025 Johnston County, Kansas, Unified School District No. 232,     9/10 at 100.00       Aaa  1,053,106
              General Obligation Bonds, Series 2002A, 5.000%, 9/01/17

       1,100 Montgomery County (Coffeyville), Kansas, Unified School       4/12 at 100.00       AAA  1,106,864
              District No. 445, General Obligation Bonds, Series 2002,
              5.000%, 4/01/22

       1,500 Commonwealth of Puerto Rico, Public Improvement General         No Opt. Call       AAA  1,673,010
              Obligation Bonds, Series 2002A, 5,500%, 7/01/19

             Commonwealth of Puerto Rico, Public Improvement General
              Obligation Bonds, Series 2002A:
       2,000  5.375%, 7/01/28                                              7/11 at 100.00        A-  2,048,940
       2,000  5.500%, 7/01/29                                                No Opt. Call        A-  2,105,140

       1,000 Commonwealth of Puerto Rico, Public Improvement Refunding       No Opt. Call       AAA  1,104,490
              General Obligation Bonds, Series 2002A, 5.500%, 7/01/20

       1,070 Scott County, Kansas, Unified School District No. 466,        9/12 at 100.00       AAA  1,123,671
              General Obligation Bonds, Series 2002 Refunding, 5.250%,
              9/01/18

       1,250 Sedgwick County (Wichita), Kansas, Unified School District    9/10 at 100.00        AA  1,105,650
              No. 259, General Obligation Bonds, Series 2000, 3.500%,
              9/01/16

----
13

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 Sedgwick County (Wichita), Kansas, Unified School District   10/12 at 100.00       AAA $  998,970
              No. 259, General Obligation Bonds, Series 2002, 4.375%,
              10/01/15

       1,000 Shawnee County, Kansas, General Obligation Bonds, Series      9/12 at 100.00       Aaa    977,980
              2002 Refunding and Improvement, 4.750%, 9/01/22

       1,795 Wichita, Kansas, General Obligation Bonds, Series 2002,       4/09 at 101.00        AA  1,853,571
              5.000%, 4/01/17

       3,050 Wyandotte County, Kansas, Unified School District No. 500,    9/11 at 100.00       AAA  2,735,149
              General Obligation School Bonds, Series 2001, 4.000%,
              9/01/20

       3,000 Wyandotte County, Kansas, Unified School District No. 500,    9/12 at 100.00       AAA  3,047,250
              General Obligation Bonds, Series 2002, 5.000%, 9/01/20
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 15.4%

       1,000 Butler County, Kansas, Public Building Commission,           10/10 at 100.00       Aaa  1,054,930
              Improvement Revenue Bonds (Public Facilities Projects),
              Series 2000, 5.550%, 10/01/21

         500 Kansas Development Finance Authority, Lease Revenue Bonds    10/12 at 100.00       AAA    505,585
              (Department of Administration State Capitol Restoration
              Parking Facility Project), Series 2002C, 5.000%, 10/01/21

       1,000 Kansas Development Finance Authority, Revenue Bonds (State   10/11 at 100.00       AAA  1,030,550
              of Kansas Projects), Series 2001W, 5.000%, 10/01/17

       5,000 Overland Park, Kansas, Development Corporation, First Tier    1/11 at 101.00       N/R  5,091,150
              Revenue Bonds (Overland Park Convention Center Project),
              Series 2000A, 7.375%, 1/01/32

             Puerto Rico Highway and Transportation Authority, Highway
              Revenue Bonds, Series 1996Y:
       1,300  5.500%, 7/01/36                                              7/16 at 100.00         A  1,361,516
       1,025  5.000%, 7/01/36                                              7/16 at 100.00         A  1,001,312

             Puerto Rico Public Finance Corporation, Commonwealth
              Appropriation Bonds, Series 2002E:
       1,000  6.000%, 8/01/26                                                No Opt. Call      BBB+  1,129,520
       2,500  5.500%, 8/01/29                                              2/12 at 100.00      BBB+  2,591,800

       1,000 Virgin Islands Public Finance Authority, Revenue Refunding   10/08 at 101.00      BBB-  1,000,540
              Bonds (Virgin Islands Matching Fund Loan Notes), Series
              1998A (Senior Lien/Refunding), 5.625%, 10/01/25

       2,000 Virgin Islands Public Finance Authority, Revenue Bonds       10/10 at 101.00      BBB-  2,225,020
              (Virgin Islands Gross Receipts Tax Loan Note), Series
              1999A, 6.375%, 10/01/19

      13,025 Wyandotte County (Kansas City), Kansas, Unified Government,     No Opt. Call       AAA  3,424,924
              Sales Tax Special Obligation Revenue Bonds (Kansas
              International Speedway Corporation Project), Series 1999,
              0.000%, 12/01/27
--------------------------------------------------------------------------------------------------------------
             Transportation - 0.5%

       1,500 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       BB-    660,165
              Bonds (American Airlines, Inc. Project), Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.3%

         440 Jefferson County, Kansas, Unified School District No. 340,    9/04 at 100.00       AAA    475,209
              General Obligation Bonds, Series 1994, 6.350%, 9/01/14
              (Pre-refunded to 9/01/04)

      12,175 Johnson County, Kansas, Residual Revenue Refunding Bonds,       No Opt. Call       Aaa  8,086,757
              Series 1992, 0.000%, 5/01/12

       1,350 Commonwealth of Puerto Rico, General Obligation Public        7/04 at 102.00       AAA  1,472,378
              Improvement Bonds of 1994, 6.450%, 7/01/17 (Pre-refunded
              to 7/01/04)

       2,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***  2,417,360
              Transportation Revenue Bonds, Series B, 6.500%, 7/01/27
              (Pre-refunded to 7/01/10)

         150 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00     A-***    163,248
              Series T, 6.000%, 7/01/16 (Pre-refunded to 7/01/04)

       1,010 Wichita, Kansas, Revenue Bonds (CSJ Health System of          5/03 at 101.00     A+***  1,035,563
              Wichita, Inc.), Series 1985 XXV (Remarketed), 7.200%,
              10/01/15
--------------------------------------------------------------------------------------------------------------
             Utilities - 5.2%

       1,000 Burlington, Kansas, Environmental Improvement Revenue Bonds     No Opt. Call        A2  1,016,790
              (Kansas City Power and Light Company Project), Series
              1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

----
14

   Principal                                                                               Optional Call                 Market
Amount (000) Description                                                                     Provisions* Ratings**        Value
-------------------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  1,010 Kansas City, Kansas, Utility System Refunding and Improvement Revenue        9/04 at 102.00       AAA $  1,099,537
              Bonds, Series 1994, 6.375%, 9/01/23

         500 Pratt, Kansas, Electric System Revenue Bonds, 2001 Series 1, 5.250%,         5/10 at 100.00       AAA      519,745
              5/01/18

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002 Series II,   7/12 at 101.00       AAA    2,037,900
              5.125%, 7/01/26

             Wellington, Kansas, Electric, Water and Sewer Utility System Revenue
              Bonds, Series 2002:
         335  5.250%, 11/01/25                                                           11/12 at 100.00       AAA      344,511
         785  5.250%, 11/01/27                                                           11/12 at 100.00       AAA      805,543

       1,000 Wyandotte County (Kansas City), Kansas, Unified Government, Industrial       5/11 at 100.00       AAA    1,009,890
              Revenue Bonds (Board of Public Utilities Office Building Complex
              Project), Series 2001, 5.000%, 5/01/21
-------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.4%

       2,000 Augusta, Kansas, Waterworks System Revenue Bonds, Series 2000-A, 6.150%,    10/08 at 101.50        AA    2,136,100
              10/01/20

       1,040 Chisholm Creek, Kansas, Utility Authority, Water and Wastewater Facilities   9/12 at 100.00       Aaa    1,072,351
              Revenue Bonds, Series 2002, 5.250%, 9/01/22
-------------------------------------------------------------------------------------------------------------------------------
    $140,340 Total Long-Term Investments (cost $125,981,900) - 98.1%                                                129,638,321
-------------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.9%                                                                     2,512,289

             -----------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                     $132,150,610

             -----------------------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

----
15

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND
November 30, 2002

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Basic Materials - 5.6%

    $  2,370 Hancock County, Kentucky, Solid Waste Disposal Revenue        5/06 at 102.00       BBB $ 2,416,760
              Bonds (Willamette Industries, Inc. Project), Series 1996,
              6.600%, 5/01/26

       9,750 Henderson County, Kentucky, Solid Waste Disposal Revenue      3/05 at 102.00       BBB  10,128,690
              Bonds (MacMillan Bloedel Project), Series 1995, 7.000%,
              3/01/25 (Alternative Minimum Tax)

       1,000 Jefferson County, Kentucky, Pollution Control Revenue Bonds   7/03 at 103.00       AA-   1,052,200
              (E.I. du Pont de Nemours Company Project), Series 1982A,
              6.300%, 7/01/12

       3,750 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds    6/04 at 102.00      Baa2   3,906,225
              (TJ International Project), Series 1994, 7.000%, 6/01/24
              (Alternative Minimum Tax)

       4,240 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds    5/06 at 102.00       N/R   4,367,115
              (TJ International Project), Series 1996, 6.800%, 5/01/26
              (Alternative Minimum Tax)

       2,000 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds    4/07 at 102.00      Baa2   2,065,420
              (TJ International Project), Series 1996, 6.550%, 4/15/27
              (Alternative Minimum Tax)

       2,820 Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue    4/06 at 102.00       BBB   2,751,220
              Bonds (Westvaco Corporation Project), Series 1996, 6.375%,
              4/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.7%

      13,350 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00        A1  12,922,400
              Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.0%

       5,085 Campbellsville, Kentucky, Industrial Building Revenue Bonds   3/09 at 102.00        A+   4,916,687
              (Campbellsville University Project), Series 1999, 5.500%,
              3/01/29

       9,295 Columbia, Kentucky, Educational Development Revenue Bonds     4/11 at 101.00      BBB-   9,546,802
              (Lindsey Wilson College Project), Series 2001, 6.250%,
              4/01/21

       5,930 Jefferson County, Kentucky, College Revenue Bonds             5/09 at 101.00      Baa2   5,556,114
              (Bellarmine College Project), Series 1999, 5.250%, 5/01/29

       3,000 Kentucky Economic Development Finance Authority, College     10/12 at 100.00       AAA   2,970,180
              Revenue Bonds (Centre College Project), Series 2002
              Refunding and Improvement, 5.000%, 4/01/32

         145 Kentucky Higher Education Student Loan Corporation, Insured     No Opt. Call       Aaa     147,917
              Student Loan Revenue Bonds, Series 1991B, 6.800%, 6/01/03
              (Alternative Minimum Tax)

       2,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB   2,444,850
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (Ana G. Mendez University
              System Project), Series 1999, 5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Educational, Medical and              9/11 at 100.00       BBB   2,975,550
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (University of the Sacred
              Heart Project), Series 2001, 5.250%, 9/01/31
---------------------------------------------------------------------------------------------------------------
             Energy - 4.5%

       5,000 Ashland, Kentucky, Pollution Control Revenue Refunding        2/03 at 102.00      Baa1   5,053,100
              Bonds (Ashland Oil, Inc. Project), Series 1992, 6.650%,
              8/01/09

       2,500 Ashland, Kentucky, Pollution Control Revenue Refunding          No Opt. Call      Baa2   2,595,300
              Bonds (Ashland, Inc. Project), Series 1999, 5.700%,
              11/01/09

       9,000 Ashland, Kentucky, Sewage and Solid Waste Revenue Bonds       2/05 at 102.00      Baa1   9,466,020
              (Ashland, Inc. Project), Series 1995, 7.125%, 2/01/22
              (Alternative Minimum Tax)

       4,360 Ashland, Kentucky, Solid Waste Revenue Bonds (Ashland Oil,    4/03 at 101.00      Baa1   4,407,960
              Inc. Project), Series 1991, 7.200%, 10/01/20 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Healthcare - 9.2%

       1,310 Christian County, Kentucky, Hospital Revenue Bonds (Jennie    7/06 at 102.00        A-   1,345,187
              Stuart Medical Center), Series 1996A, 6.000%, 7/01/17

       3,500 Christian County, Kentucky, Hospital Revenue Refunding        7/06 at 102.00        A-   3,663,450
              Bonds (Jennie Stuart Medical Center), Series 1997A,
              6.000%, 7/01/13

----
16

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  5,270 Clark County, Kentucky, Hospital          3/07 at 102.00      BBB- $5,216,088
              Refunding and Improvement Revenue
              Bonds (Clark Regional Medical Center
              Project), Series 1997, 6.200%, 4/01/13

       2,900 Jefferson County, Kentucky, Insured       4/03 at 102.00       AAA  2,966,787
              Hospital Revenue Bonds (Alliant Health
              System, Inc. Project), Series 1992,
              6.436%, 10/01/14

       1,000 Kentucky Development Finance Authority,   5/03 at 100.00       AAA  1,003,060
              Hospital Refunding and Improvement
              Revenue Bonds (St. Elizabeth Medical
              Center), Series 1991A, 6.000%, 11/01/10

       5,000 Kentucky Economic Development Finance    12/03 at 102.00       AAA  5,255,050
              Authority, Hospital Facilities Revenue
              Bonds (St. Elizabeth Medical Center,
              Inc. Project), Series 1993A, 6.000%,
              12/01/22

       9,500 Kentucky Economic Development Finance     2/07 at 102.00       AAA  9,915,815
              Authority, Hospital Revenue and
              Refunding Revenue Bonds (Pikeville
              United Methodist Hospital of Kentucky,
              Inc. Project), Series 1997, 5.700%,
              2/01/28

             Kentucky Economic Development Finance
             Authority, Hospital System Refunding
             and Improvement Revenue Bonds
             (Appalachian Regional Healthcare, Inc.
             Project), Series 1997:
         500  5.500%, 10/01/07                           No Opt. Call       BB-    478,455
         500  5.600%, 10/01/08                         4/08 at 102.00       BB-    476,205
       3,500  5.850%, 10/01/17                         4/08 at 102.00       BB-  3,110,170
       1,500  5.875%, 10/01/22                         4/08 at 102.00       BB-  1,299,015

       6,000 Kentucky Economic Development Finance     6/08 at 101.00        AA  5,595,000
              Authority, Revenue Refunding and
              Improvement Bonds (Catholic Health
              Initiatives), Series 1998A, 5.000%,
              12/01/27

             Kentucky Economic Development Finance
             Authority, Revenue Bonds (Catholic
             Health Initiatives), Series 2001:
       1,000  5.250%, 9/01/21                          9/11 at 100.00        AA    976,030
       1,000  5.250%, 9/01/24                          9/11 at 100.00        AA    970,270

       1,665 McCracken County, Kentucky, Hospital     11/04 at 102.00       AAA  1,806,092
              Facilities Revenue Refunding Bonds
              (Mercy Health System), Series 1994A,
              6.300%, 11/01/06
------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.2%

       2,500 Greater Kentucky Housing Assistance       1/03 at 100.00       AAA  2,501,775
              Corporation, Mortgage Revenue
              Refunding Bonds (FHA-Insured Mortgage
              Loans - Section 8 Assisted Projects),
              Series 1993A, 6.250%, 7/01/24

       3,490 Henderson, Kentucky, Residential          5/09 at 102.00       N/R  3,218,513
              Facilities Revenue Bonds (Pleasant
              Pointe Project), Senior Tax-Exempt
              Series 1999A, 6.125%, 5/01/29
------------------------------------------------------------------------------------------
             Housing/Single Family - 6.2%

       2,000 Kentucky Housing Corporation, Housing    11/10 at 100.00       AAA  2,088,720
              Revenue Bonds, 2000 Series F, 5.850%,
              7/01/20 (Alternative Minimum Tax)

       5,050 Kentucky Housing Corporation, Housing     7/06 at 102.00       AAA  5,242,809
              Revenue Bonds, 1996 Series E, 6.300%,
              1/01/28 (Alternative Minimum Tax)

       2,635 Kentucky Housing Corporation, Housing     6/07 at 102.00       AAA  2,757,949
              Revenue Bonds, 1997 Series B, 6.250%,
              7/01/28 (Alternative Minimum Tax)

       1,845 Kentucky Housing Corporation, Housing     1/09 at 101.00       AAA  1,840,959
              Revenue Bonds, 1998 Series F, 5.000%,
              7/01/18 (Alternative Minimum Tax)

         475 Kentucky Housing Corporation, Housing     1/04 at 102.00       AAA    487,079
              Revenue Bonds (Federally Insured or
              Guaranteed Mortgage Loans), 1994
              Series A, 6.500%, 7/01/17

       9,480 Kentucky Housing Corporation, Housing     4/09 at 101.00       AAA  9,569,396
              Revenue Bonds, 1999 Series A, 5.200%,
              1/01/31

       1,105 Kentucky Housing Corporation, Housing     7/04 at 102.00       AAA  1,135,111
              Revenue Bonds (Federally Insured or
              Guaranteed Mortgage Loans), 1994
              Series C, 6.400%, 1/01/17

       1,090 Kentucky Housing Corporation, Housing     1/05 at 102.00       AAA  1,135,257
              Revenue Bonds (Federally Insured or
              Guaranteed Mortgage Loans), 1995
              Series B, 6.625%, 7/01/26 (Alternative
              Minimum Tax)

       5,335 Kentucky Housing Corporation, Housing     4/09 at 101.00       AAA  5,312,593
              Revenue Bonds, 1999 Series B, 5.250%,
              1/01/28 (Alternative Minimum Tax)

----
17

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                             Optional Call               Market
Amount (000) Description                                   Provisions* Ratings**      Value
-------------------------------------------------------------------------------------------
             Long-Term Care - 4.4%

    $  4,840 Florence, Kentucky, Housing Facilities     8/09 at 101.00         A $4,989,314
              Revenue Bonds (Bluegrass RHF Housing,
              Inc. Project), Series 1999, 6.375%,
              8/15/29

             Jefferson County, Kentucky, First
             Mortgage Revenue Bonds (The First
             Christian Church Homes of Kentucky
             Project), Series 1994:
       1,240  6.000%, 11/15/09                         11/04 at 102.00       BBB  1,257,372
         715  6.125%, 11/15/13                         11/04 at 102.00       BBB    715,672
       3,210  6.125%, 11/15/18                         11/04 at 102.00       BBB  3,150,069

             Kentucky Economic Development Finance
             Authority, Healthcare Facilities
             Revenue Bonds (The Christian Church
             Homes of Kentucky, Inc. Obligated
             Group), Series 1998:
       1,800  5.375%, 11/15/23                          5/08 at 102.00       BBB  1,630,368
       3,500  5.500%, 11/15/30                          5/08 at 102.00       BBB  3,148,670

             Kentucky Economic Development Finance
             Authority, Tax-Exempt Mortgage Revenue
             Bonds (South Central Nursing Homes,
             Inc. Project), Series 1997A:
       2,000  6.000%, 7/01/27 (Mandatory put 7/01/20)   1/08 at 105.00       AAA  2,152,740
       3,700  6.000%, 7/01/27 (Mandatory put 1/01/24)   1/08 at 105.00       AAA  3,961,405
-------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.4%

       2,500 Jefferson County, Kentucky, General        5/09 at 100.00        AA  2,712,675
              Obligation Refunding Bonds, Series
              1999C, 6.150%, 5/15/16 (Alternative
              Minimum Tax)

       1,175 Louisville, Kentucky, General             11/11 at 101.00       AA-  1,187,279
              Obligation Bonds, Series 2001A,
              5.000%, 11/01/21

       3,000 Louisville, Kentucky, General             10/12 at 100.00       AAA  2,997,870
              Obligation Bonds, Series 2002A,
              5.000%, 10/01/23

       1,310 Commonwealth of Puerto Rico, Public        7/06 at 101.50        A-  1,335,912
              Improvement Bonds, Series 1996
              (General Obligation), 5.400%, 7/01/25

       2,000 Commonwealth of Puerto Rico, Public        7/07 at 100.00        A-  2,030,720
              Improvement Refunding Bonds, Series
              1997 (General Obligation), 5.375%,
              7/01/25

       4,400 Commonwealth of Puerto Rico, Public          No Opt. Call       AAA  5,895,252
              Improvement Bonds, TICS 144A, 12.740%,
              7/01/19 (IF)
-------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 23.1%

       1,875 Bell County, Kentucky, Public              3/11 at 102.00       AAA  2,014,575
              Properties Corporation, First Mortgage
              Revenue Bonds (Judicial Center
              Project), Series 2000, 5.850%, 9/01/28

       1,465 Boone County, Kentucky, Public             9/12 at 101.00       Aa3  1,488,440
              Properties Corporation, First Mortgage
              Bonds (AOC Judicial Facility),
              Series 2001, 5.125%, 9/01/22

             Bowling Green, Kentucky, General
              Obligation and Special Revenue Bonds,
              Series 2002B:
       1,785  5.000%, 6/01/23                           6/12 at 100.00       Aa2  1,783,858
       1,230  5.000%, 6/01/24                           6/12 at 100.00       Aa2  1,225,978
       1,665  5.000%, 6/01/25                           6/12 at 100.00       Aa2  1,657,208

             Daviess County, Kentucky, School
             District Finance Corporation, School
             Building Revenue Bonds, Series 1994:
         505  5.800%, 5/01/11                           5/04 at 102.00       Aa3    539,557
         535  5.800%, 5/01/12                           5/04 at 102.00       Aa3    571,220
         570  5.800%, 5/01/13                           5/04 at 102.00       Aa3    608,469
         600  5.800%, 5/01/14                           5/04 at 102.00       Aa3    638,340

             Fayette County, Kentucky, School
             District Finance Corporation, School
             Building Revenue Bonds, Series 2000:
       1,665  5.500%, 6/01/18                           6/10 at 101.00       AA-  1,765,050
       2,795  5.500%, 6/01/20                           6/10 at 101.00       AA-  2,944,784

       1,070 Fleming County, Kentucky, School           3/05 at 102.00        A+  1,122,976
              District Finance Corporation, School
              Building Revenue Bonds, Series 1995,
              5.875%, 3/01/15

       3,155 Florence, Kentucky, Public Properties      6/07 at 102.00       AAA  3,243,624
              Corporation, First Mortgage Revenue
              Bonds (Administrative Office Complex
              Project), Series 1997, 5.500%, 6/01/27

       1,200 Floyd County, Kentucky, School District    5/05 at 102.00       Aa3  1,253,124
              Finance Corporation, School Building
              Revenue Bonds, Series 1995, 5.500%,
              5/01/15

----
18

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $    276 Jefferson County, Kentucky, Equipment    12/02 at 101.00       N/R $   282,046
              Lease Purchase Revenue Bonds (Energy
              System Project), Series 1987, 9.000%,
              6/01/03

          51 Jefferson County, Kentucky, Equipment    12/02 at 102.00       N/R      52,518
              Lease Purchase Revenue Bonds (Energy
              System Project), Series 1988, 9.500%,
              6/01/03

       4,500 Kenton County, Kentucky, Public           3/09 at 101.00       Aa3   4,393,575
              Properties Corporation, First Mortgage
              Revenue Bonds (Courthouse Facilities
              Project), 1998 Series A, 5.000%,
              3/01/29

             Ewing, Kentucky, Kentucky Area
             Development Districts Financing Trust
             (Lease Acquisition Program Revenue
             Bonds), Fixed Rate Series 2000C:
         750  5.850%, 6/01/20                          6/10 at 102.00        AA     785,798
       1,000  6.000%, 6/01/30                          6/10 at 102.00        AA   1,043,020

         400 Commonwealth of Kentucky, State           5/10 at 100.00       AAA     429,540
              Property and Buildings Commission,
              Agency Fund Revenue Bonds, Project No.
              66A, 5.750%, 5/01/20

             Commonwealth of Kentucky, State
             Property and Buildings Commission,
             Revenue Bonds (Project No. 72
             Refunding), Series 2001:
       4,375  5.375%, 10/01/18                        10/11 at 100.00       AAA   4,623,588
       5,860  5.375%, 10/01/19                        10/11 at 100.00       AAA   6,153,820

       4,000 Kentucky Turnpike Authority, Economic     7/11 at 100.00       AAA   4,118,440
              Development Road Revenue and Refunding
              Bonds (Revitalization Project), Series
              2001B, 5.150%, 7/01/19

      11,000 Lexington and Fayette Counties,           7/08 at 102.00       AAA  11,029,480
              Kentucky, Urban County Government,
              Public Facilities Corporation Mortgage
              Revenue Bonds, Series 1998, 5.125%,
              10/01/31

         650 Magoffin County, Kentucky, School         6/10 at 101.00       Aa3     701,825
              District Finance Corporation, School
              Building Revenue Bonds, Series 2000,
              5.750%, 6/01/20

       1,525 McCracken County, Kentucky, Public        9/06 at 102.00       AAA   1,628,685
              Properties Corporation, Public Project
              Revenue Bonds (Court Facilities
              Project), Series 1995, 5.900%, 9/01/26

       1,365 McCreary County, Kentucky, School         8/05 at 102.00       Aa3   1,428,705
              District Finance Corporation, School
              Building Revenue Bonds, Second Series
              of 1995, 5.600%, 8/01/16

      13,000 Mount Sterling, Kentucky, Lease Revenue   3/03 at 102.00       Aa3  13,291,460
              Bonds (Kentucky League of Cities
              Funding Program), Series 1993A,
              6.200%, 3/01/18

       5,100 Oldham County, Kentucky, School           4/11 at 101.00       Aa3   5,265,036
              District Finance Corporation, School
              Building Revenue Bonds, Series 2001A,
              5.125%, 4/01/21

       1,360 Owen County, Kentucky, School District    4/11 at 101.00       Aa3   1,372,485
              Finance Corporation, School Building
              Revenue Bonds, Series 2001, 5.000%,
              4/01/21

             Pendleton County, Kentucky, County
             Lease Revenue Bonds (Kentucky
             Associated Counties Leasing Trust
             Program), Series 1993-A:
      16,460  6.500%, 3/01/19                          3/03 at 102.00         A  16,857,674
         500  6.400%, 3/01/19                            No Opt. Call         A     581,795

       4,000 Puerto Rico Highway and Transportation      No Opt. Call       AAA   4,594,520
              Authority, Highway Revenue Bonds
              (Reset Option Long Certificates),
              Series R-66, 9.650%, 1/01/13 (IF)

          55 Puerto Rico Infrastructure Finance        1/03 at 100.00      BBB+      56,111
              Authority, Special Tax Revenue Bonds,
              Series 1988A, 7.750%, 7/01/08

       3,185 Puerto Rico Public Buildings Authority,     No Opt. Call       AAA   3,496,302
              Guaranteed Government Facilities
              Revenue Bonds, Series 1993L, 5.500%,
              7/01/21

       7,000 Warren County, Kentucky, Justice Center   9/07 at 102.00       AAA   7,164,150
              Expansion Corporation, First Mortgage
              Revenue Bonds (AOC Judicial Facility),
              Series 1997A, 5.250%, 9/01/24
-------------------------------------------------------------------------------------------
             Transportation - 4.0%

      10,540 Kenton County, Kentucky, Airport Board,   2/03 at 100.00        BB   7,418,579
              Special Facilities Revenue Bonds
              (Delta Air Lines Project), 1992 Series
              A, 6.125%, 2/01/22 (Alternative
              Minimum Tax)

       1,250 Kenton County, Kentucky, Airport Board,   3/06 at 102.00       AAA   1,374,175
              Cincinnati/Northern Kentucky
              International Airport Revenue Bonds,
              Series 1996B, 5.750%, 3/01/13

----
19

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------
             Transportation (continued)

    $  5,000 Louisville and Jefferson Counties,        7/05 at 102.00       AAA $ 5,164,750
              Kentucky, Regional Airport Authority,
              Airport System Revenue Bonds, 1995
              Series A, 5.625%, 7/01/25 (Alternative
              Minimum Tax)

       6,000 Louisville and Jefferson Counties,        3/09 at 101.00      Baa3   5,018,640
              Kentucky, Regional Airport Authority,
              Special Facilities Revenue Bonds
              (Airis Louisville, LLC Project), 1999
              Series A, 5.500%, 3/01/19 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------
             U.S. Guaranteed - 13.7%

         615 Boone County, Kentucky, School District   2/03 at 102.00    Aa3***     632,251
              Finance Corporation, School Building
              Refunding and Improvement Revenue
              Bonds, Series 1993, 6.000%, 2/01/18
              (Pre-refunded to 2/01/03)

       1,595 Bowling Green, Kentucky, Municipal       12/04 at 102.00     A2***   1,775,921
              Projects Corporation, Lease Revenue
              Bonds, Series 1994, 6.500%, 12/01/14
              (Pre-refunded to 12/01/04)

       1,005 Casey County, Kentucky, School District   3/05 at 102.00    Aa3***   1,107,651
              Finance Corporation, School Building
              Revenue Bonds, Series 1995, 5.750%,
              3/01/15 (Pre-refunded to 3/01/05)

       1,260 Floyd County, Kentucky, Public            3/06 at 102.00     A+***   1,406,387
              Properties Corporation, First Mortgage
              Revenue Bonds (Floyd County Justice
              Center Project), Series 1995A, 5.550%,
              9/01/23 (Pre-refunded to 3/01/06)

       3,550 Floyd County, Kentucky, Public            3/06 at 102.00     A+***   4,034,256
              Properties Corporation, First Mortgage
              Revenue Bonds (Floyd County Justice
              Center Project), Series 1996B, 6.200%,
              9/01/26 (Pre-refunded to 3/01/06)

             Hardin County, Kentucky, Building
              Commission Revenue Bonds (Detention
              Facility Project), Series 1994:
         525  6.200%, 12/01/11 (Pre-refunded to       12/04 at 102.00       AAA     581,128
              12/01/04)
       1,775  6.250%, 12/01/14 (Pre-refunded to       12/04 at 102.00       AAA   1,966,505
              12/01/04)

       3,465 Hopkins County, Kentucky, School          6/04 at 102.00    Aa3***   3,764,723
              District Finance Corporation, School
              Building Revenue Bonds, Series 1994,
              6.200%, 6/01/19 (Pre-refunded to
              6/01/04)

             Jefferson County, Kentucky, Health
             Facilities Revenue Bonds (Jewish
             Hospital Healthcare Services, Inc.
             Project), Series 1992:
       1,190  6.500%, 5/01/15 (Pre-refunded to         5/03 at 102.00       AAA   1,239,492
              5/01/03)
      12,785  6.550%, 5/01/22 (Pre-refunded to         5/03 at 102.00       AAA  13,319,413
              5/01/03)

       2,000 Jefferson County, Kentucky, Student       9/09 at 102.00    N/R***   2,458,200
              Housing Industrial Building Revenue
              Bonds (Collegiate
              Housing Foundation - University of
                Louisville Project), Series 1999A,
                7.125%, 9/01/29
              (Pre-refunded to 9/01/09)

       2,500 Jessamine County, Kentucky, School        6/04 at 102.00    Aa3***   2,713,475
              District Finance Corporation, School
              Building Revenue Bonds, Series 1994,
              6.125%, 6/01/19 (Pre-refunded to
              6/01/04)

             Kentucky Infrastructure Authority,
              Infrastructure Revolving Fund Program,
              Revenue Bonds, 1995 Series J:
         440  6.300%, 6/01/10 (Pre-refunded to         6/05 at 102.00    Aa3***     494,164
              6/01/05)
         360  6.350%, 6/01/11 (Pre-refunded to         6/05 at 102.00    Aa3***     404,755
              6/01/05)
         600  6.375%, 6/01/14 (Pre-refunded to         6/05 at 102.00    Aa3***     674,952
              6/01/05)

         420 Kentucky Infrastructure Authority,        8/05 at 102.00     A-***     450,757
              Governmental Agencies Program, Revenue
              Bonds, 1995 Series G, 6.300%, 8/01/10
              (Pre-refunded to 8/01/05)

       1,000 Lawrence County, Kentucky, School        11/04 at 102.00    Aa3***   1,113,040
              District Finance Corporation, School
              Building Revenue Bonds, Series 1994,
              6.750%, 11/01/14 (Pre-refunded to
              11/01/04)

             Lexington-Fayette, Kentucky, Urban
             County Government, Governmental Project
             Revenue Bonds (University of Kentucky
             Alumni Association, Inc. - Commonwealth
             Library Project), Series 1994:
       3,195  6.750%, 11/01/17 (Pre-refunded to       11/04 at 102.00       AAA   3,559,422
              11/01/04)
       4,320  6.750%, 11/01/24 (Pre-refunded to       11/04 at 102.00       AAA   4,812,739
              11/01/04)

             Louisville and Jefferson Counties,
             Kentucky, Metropolitan Sewer District,
             Sewer and Drainage System Revenue
             Bonds, Series 1994A:
       2,720  6.750%, 5/15/19 (Pre-refunded to        11/04 at 102.00       AAA   3,035,194
              11/15/04)
       2,070  6.500%, 5/15/24 (Pre-refunded to        11/04 at 102.00       AAA   2,299,936
              11/15/04)
       2,500  6.750%, 5/15/25 (Pre-refunded to        11/04 at 102.00       AAA   2,789,700
              11/15/04)

       1,410 Morgan County, Kentucky, School           9/04 at 102.00    Aa3***   1,542,484
              District Finance Corporation, School
              Building Revenue Bonds, Series 1994,
              6.000%, 9/01/14 (Pre-refunded to
              9/01/04)

       2,600 Commonwealth of Puerto Rico, General      7/10 at 100.00       AAA   2,978,456
              Obligation Public Improvement Bonds of
              2000, 5.750%, 7/01/26 (Pre-refunded to
              7/01/10)

       3,000 Puerto Rico Electric Power Authority,     7/04 at 102.00     A-***   3,264,960
              Power Revenue Bonds, Series T, 6.000%,
              7/01/16
              (Pre-refunded to 7/01/04)

----
20

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  2,800 Russell, Kentucky, Health System Revenue Refunding Bonds      1/10 at 100.00   Baa2*** $  3,096,016
              (Franciscan Health Partnership, Inc.), Our Lady of
              Bellefonte Hospital Issue, Series 1997, 5.500%, 7/01/15
              (Pre-refunded to 1/01/10)
----------------------------------------------------------------------------------------------------------------
             Utilities - 6.7%

       6,000 Boone County, Kentucky, Collateralized Pollution Control      1/04 at 102.00       AAA    6,104,340
              Revenue Refunding Bonds (Cincinnati Gas and Electric
              Company Project), 1994 Series A, 5.500%, 1/01/24

       1,750 Jefferson County, Kentucky, Pollution Control Revenue Bonds   4/05 at 102.00        A1    1,805,230
              (Louisville Gas and Electric Company Project), 1995 Series
              A, 5.900%, 4/15/23

             Owensboro, Kentucky, Electric Light and Power System
              Revenue Bonds, 1991-B Series:
       7,100  0.000%, 1/01/11                                                No Opt. Call       AAA    5,056,691
       6,475  0.000%, 1/01/12                                                No Opt. Call       AAA    4,371,208
       7,900  0.000%, 1/01/17                                                No Opt. Call       AAA    3,923,377
      13,300  0.000%, 1/01/18                                                No Opt. Call       AAA    6,211,499
       5,100  0.000%, 1/01/19                                                No Opt. Call       AAA    2,236,401
       4,725  0.000%, 1/01/20                                                No Opt. Call       AAA    1,939,187

         400 Owensboro, Kentucky, Electric Light and Power System            No Opt. Call       AAA      392,312
              Revenue Bonds, Series 1993A, 0.000%, 1/01/04 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.4%

       1,405 Christian County, Kentucky, Water District, Waterworks       10/09 at 101.00       Aaa    1,543,800
              Revenue Bonds, Series 1999, 6.000%, 1/01/30

       1,750 Henderson, Kentucky, Water and Sewer Revenue Refunding       11/04 at 103.00       AAA    1,923,320
              Bonds, Series of 1994A, 6.100%, 11/01/14

             Kentucky Infrastructure Authority, Revenue Bonds
              (Governmental Agencies Program), 1995 Series G:
         445  6.350%, 8/01/11                                              8/05 at 102.00        A-      494,656
         825  6.375%, 8/01/14                                              8/05 at 102.00        A-      917,910

       1,000 Kentucky Water Finance Corporation, Multimodal Public         2/11 at 102.00       AA-    1,046,190
              Projects Revenue Bonds (Flexible Term Program), Series
              2001A, 5.375%, 2/01/20

             Louisville and Jefferson Counties, Kentucky, Metropolitan
             Sewer District, Sewer and Drainage System Revenue Bonds,
             Series 1997B:
       6,000  5.350%, 5/15/22                                             11/07 at 101.00       AAA    6,160,680
       2,500  5.200%, 5/15/25                                             11/07 at 101.00       AAA    2,528,750

             Louisville and Jefferson Counties, Kentucky, Metropolitan
             Sewer District, Sewer and Drainage System Revenue Bonds,
             Series 2001A:
      16,000  5.500%, 5/15/34                                             11/11 at 101.00       AAA   16,727,680
       1,645  5.000%, 5/15/36                                             11/11 at 101.00       AAA    1,627,810

       6,920 Northern Kentucky Water District, Revenue Bonds, Series       2/12 at 100.00       Aaa    6,866,711
              2002A Refunding, 5.000%, 2/01/27
----------------------------------------------------------------------------------------------------------------
    $483,892 Total Long-Term Investments (cost $456,887,763) - 99.1%                                 472,800,312
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.9%                                                      4,132,711

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $476,933,023

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
21

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND
November 30, 2002

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Basic Materials - 0.6%
    $  1,650 Dickinson County, Michigan, Economic Development             10/03 at 102.00       BBB $ 1,661,930
              Corporation, Pollution Control Revenue Refunding Bonds
              (Champion International Corporation Project), Series 1993,
              5.850%, 10/01/18
---------------------------------------------------------------------------------------------------------------
             Capital Goods - 0.4%
       1,055 Michigan Strategic Fund, Limited Obligation Revenue Bonds    12/03 at 102.00       BBB   1,061,024
              (WMX Technologies, Inc. Project), Series 1993, 6.000%,
              12/01/13 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.7%
       2,000 Michigan Strategic Fund, Multi-Modal Interchangeable Rate     9/05 at 102.00        A3   2,042,340
              Pollution Control Refunding Revenue Bonds (General Motors
              Corporation), Series 1995, 6.200%, 9/01/20
---------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%
       1,000 The Children's Trust Fund, Puerto Rico, Tobacco Settlement    5/12 at 100.00        A1     967,970
              Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 2.2%
       6,150 State of Michigan, Board of Governors of Wayne State         11/09 at 101.00       AAA   6,174,969
              University, General Revenue Bonds, Series 1999, 5.125%,
              11/15/29
---------------------------------------------------------------------------------------------------------------
             Healthcare - 15.6%

             Flint, Michigan, Hospital Building Authority, Revenue
             Rental Bonds (Hurley Medical Center), Series 1998B:
       1,000  5.375%, 7/01/18                                              7/08 at 101.00      Baa2     903,880
       1,000  5.375%, 7/01/28                                              7/08 at 101.00      Baa2     845,660

       3,750 Kent, Michigan, Hospital Finance Authority, Revenue Bonds     7/11 at 101.00        AA   3,756,675
              (Spectrum Health), Series 2001A, 5.500%, 1/15/31

       3,530 Lake View, Michigan, Community Hospital Authority, Hospital   2/07 at 101.00       N/R   3,336,203
              Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13

       6,400 Michigan State Hospital Finance Authority, Revenue            8/03 at 102.00      BBB-   6,411,584
              Refunding Bonds (Detroit Medical Center Obligated Group),
              Series 1993A, 6.500%, 8/15/18

       2,920 Michigan State Hospital Finance Authority, Hospital Revenue   8/04 at 102.00      BBB-   2,447,807
              Refunding Bonds (Detroit Medical Center Obligated Group),
              Series 1993B, 5.500%, 8/15/23

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue   1/05 at 102.00        A+   1,039,730
              Refunding Bonds (Otsego Memorial Hospital, Gaylord),
              Series 1995, 6.125%, 1/01/15

       5,000 Michigan State Hospital Finance Authority, Revenue Bonds     11/09 at 101.00        AA   5,253,350
              (Ascension Health Credit Group), Series 1999A, 6.125%,
              11/15/26

         860 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       BBB     892,181
              Refunding Bonds (Gratiot Community Hospital, Alma), Series
              1995, 6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue  10/06 at 102.00      BBB-     931,090
              Bonds (Michigan Community Hospital), Series 1996, 6.250%,
              10/01/27

       1,475 Michigan State Hospital Finance Authority, Hospital Revenue   5/08 at 101.00       BBB   1,383,624
              Refunding Bonds (Chelsea Community Hospital), Series 1998,
              5.375%, 5/15/19

       1,000 Michigan State Hospital Finance Authority, Revenue Bonds      3/12 at 101.00        A+     989,460
              (Crittenton Hospital), Series 2002A Refunding, 5.625%,
              3/01/27

       2,200 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00        A1   2,263,624
              Bonds (Henry Ford Health System), Series 1999A, 6.000%,
              11/15/24

             Pontiac, Michigan, Hospital Finance Authority, Hospital
             Revenue Refunding Bonds (NOMC Obligated Group), Series 1993:
       3,000  6.000%, 8/01/18                                              8/03 at 102.00       Ba1   2,490,210
       5,165  6.000%, 8/01/23                                              8/03 at 102.00       Ba1   4,075,547

       3,000 Royal Oak, Michigan, Hospital Finance Authority, Hospital     1/06 at 102.00       AAA   3,025,830
              Revenue Refunding Bonds (William Beaumont Hospital),
              Series 1996I, 5.250%, 1/01/20

----
22

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

             Royal Oak, Michigan, Hospital Finance Authority, Hospital
             Revenue Bonds (William Beaumont Hospital), Series 2001M:
    $  1,000  5.250%, 11/15/31                                            11/11 at 100.00       AAA $1,004,590
       2,000  5.250%, 11/15/35                                            11/11 at 100.00       AAA  2,007,760

         500 Saginaw, Michigan, Hospital Finance Authority, Hospital       1/03 at 101.00       AAA    507,015
              Revenue Refunding Bonds (St. Luke's Hospital), Series
              1991C, 6.750%, 7/01/17
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.9%

         405 Grand Rapids, Michigan, Housing Corporation, Multifamily      1/04 at 104.00       AAA    420,325
              Revenue Refunding Bonds (FHA-Insured Mortgage
              Loan - Section 8 Assisted Elderly Project), Series 1992,
              7.375%, 7/15/41

         750 Grand Rapids, Michigan, Housing Finance Authority,            9/04 at 100.00       AAA    782,483
              Multifamily Housing Refunding Revenue Bonds (Fannie Mae
              Collateralized), Series 1990A, 7.625%, 9/01/23

       1,190 Michigan State Housing Development Authority, Limited         4/05 at 102.00       Aaa  1,243,990
              Obligation Multifamily Revenue Refunding Bonds (Parc
              Pointe Apartments - GNMA Collateralized Program), Series
              1995A, 6.500%, 10/01/15

       6,000 Michigan State Housing Development Authority, Section 8         No Opt. Call       AA-  2,194,500
              Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%,
              4/01/14

       1,000 Michigan State Housing Development Authority, Rental          6/05 at 102.00       AAA  1,045,230
              Housing Revenue Bonds, Series 1995B, 6.150%, 10/01/15

       2,405 Michigan State Housing Development Authority, Rental          4/09 at 101.00       AAA  2,385,159
              Housing Revenue Bonds, Series 1999A, 5.300%, 10/01/37
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.0%

       2,000 Michigan State Housing Development Authority, Single Family   6/10 at 100.00       AAA  2,108,360
              Mortgage Revenue Bonds, Series 1999B-1, 6.300%, 12/01/20
              (Alternative Minimum Tax)

       2,195 Michigan State Housing Development Authority, Single Family  12/04 at 102.00       AA+  2,301,787
              Mortgage Revenue Refunding Bonds, Series 1994C, 6.500%,
              6/01/16

       1,100 Michigan State Housing Development Authority, Single Family   6/12 at 100.00       AAA  1,119,547
              Mortgage Revenue Bonds, Series 2002B, 5.500%, 6/01/30
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.5%

       1,500 Charter Township of Grand Rapids, Michigan, Economic          7/09 at 101.00         A  1,455,480
              Development Corporation, Limited Obligation Revenue Bonds
              (Porter Hills Obligated Group - Cook Valley Estate
              Project), Series 1999, 5.450%, 7/01/29

       2,500 Kalamazoo County (Kalamazoo), Michigan, Economic              5/07 at 102.00       BBB  2,345,275
              Development Corporation, Limited Obligation Revenue and
              Refunding Revenue Bonds (Friendship Village of Kalamazoo),
              Series 1997A, 6.250%, 5/15/27

       1,200 Michigan State Hospital Finance Authority, Revenue Bonds      1/06 at 102.00       N/R  1,190,184
              (Presbyterian Villages of Michigan Obligation Group),
              Series 1995, 6.500%, 1/01/25

             Michigan State Hospital Finance Authority, Revenue Bonds
             (Presbyterian Villages of Michigan Obligated Group), Series
             1997:
         600  6.375%, 1/01/15                                              1/07 at 102.00       N/R    607,032
         500  6.375%, 1/01/25                                              1/07 at 102.00       N/R    489,535

             Michigan Strategic Fund, Limited Obligation Revenue Bonds
             (Porter Hills Presbyterian Village), Series 1998 Refunding:
         400  5.300%, 7/01/18                                              7/08 at 101.00         A    396,216
       1,675  5.375%, 7/01/28                                              7/08 at 101.00         A  1,597,749

       4,800 Michigan Strategic Fund, Limited Obligation Revenue Bonds     6/08 at 100.00       BBB  4,439,424
              (Clark Retirement Community, Inc. Project), Series 1998,
              5.250%, 6/01/18
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 23.5%

       1,175 Birmingham, Michigan, General Obligation Bonds, Series       10/12 at 100.50       AAA  1,192,249
              2002, 5.000%, 10/01/21 (WI, settling 12/10/02)

       2,520 Detroit, Michigan, General Obligation Unlimited Tax Bonds,    4/10 at 101.00       AAA  2,683,472
              Series 1999-B, 5.500%, 4/01/18

       5,600 Eaton, Clinton and Ionia Counties, Michigan, Grand Ledge      5/05 at 102.00       AAA  5,703,264
              Public Schools, Refunding Bonds, Series 1995,
              5.375%, 5/01/24

----
23

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,500 Clarkston, Michigan, Community Schools, General Obligation    5/07 at 100.00       AAA $1,517,910
              Bonds, Series 1997 (School Bond Loan Fund - QSBLF),
              5.250%, 5/01/23

       1,195 Genesee County, Michigan, General Obligation Bonds            5/12 at 100.00       AAA  1,271,265
              (Carman-Ainsworth Community School District), Series 2002,
              5.500%, 5/01/19

       1,625 Livingston County, Michigan, Brighton Township Sanitary       4/09 at 100.00       AAA  1,672,954
              Sewer Drainage District (General Obligation
              Bonds - Limited Tax), Series 2000, 5.250%, 10/01/19

       1,000 Macomb and St. Clair Counties, Michigan, Anchor Bay School    5/12 at 100.00       AAA  1,070,910
              District, General Obligation Bonds, Series 2002, 5.500%,
              5/01/18

       1,800 Ottawa and Muskegon Counties, Michigan, Coopersville Area     5/09 at 100.00       AAA  1,782,990
              Public Schools, 1999 School Building and Site Bonds
              (General Obligation - Unlimited Tax), 5.000%, 5/01/29

       1,000 Saginaw and Tuscola Counties, Michigan, Frankenmuth School    5/10 at 100.00       AAA  1,083,330
              District, 2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.625%, 5/01/16

       1,000 Wayne County, Michigan, Detroit School District, General      5/13 at 100.00       AAA  1,036,300
              Obligation Bonds, Series 2002A, 5.375%, 5/01/24

       8,410 Wayne County, Michigan, Detroit School District, School       5/09 at 101.00       AAA  7,972,260
              Building and Site Improvement Bonds
              (General Obligation - Unlimited Tax), Series 1998B,
              4.750%, 5/01/28

             Wayne County, Michigan, Detroit School District, School
             Building and Site Improvement Bonds
             (General Obligation - Unlimited Tax), Series 2001A:
       2,000  5.500%, 5/01/21                                              5/12 at 100.00       AAA  2,104,260
         250  5.125%, 5/01/31                                              5/12 at 100.00       AAA    250,788

       2,430 Wayne County, Michigan, Garden City School District, 1994     5/04 at 101.00       AAA  2,598,934
              Refunding Bonds (General Obligation -  Unlimited Tax),
              6.400%, 5/01/11

       2,000 Wayne County, Michigan, Garden City School District,          5/11 at 100.00       AAA  1,987,640
              General Obligation Bonds, Series 2001 Refunding, 5.000%,
              5/01/26

       4,350 Livingston County, Michigan, Hartland Consolidated School     5/11 at 100.00       AAA  4,368,401
              District, General Obligation Bonds, Series 2001 Refunding,
              5.125%, 5/01/29

       1,000 Barry County, Michigan, Hastings Area School System,          5/11 at 100.00       AAA    993,820
              Building and Site Bonds (General Obligation -  Unlimited
              Tax), Series 2001, 5.000%, 5/01/26

       2,000 Hillsdale and Jackson Counties, Michigan, Jonesville          5/09 at 100.00       AAA  2,140,900
              Community Schools, 1999 School Building and Site Bonds
              (General Obligation - Unlimited Tax), 5.750%, 5/01/29

       1,000 Wayne County, Michigan, Livonia Municipal Building            5/10 at 100.00       AAA    993,260
              Authority, Building Authority Bonds, Series 2001, 5.000%,
              5/01/27

       2,700 Wayne County, Michigan, Livonia Public Schools District,        No Opt. Call       AAA  2,235,762
              1992 School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series II, 0.000%, 5/01/08

       2,000 Wayne County, Michigan, Livonia Public Schools District,      5/10 at 100.00       AAA  2,150,260
              2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.875%, 5/01/25

       2,800 Michigan Municipal Bond Authority, Local Government Loan        No Opt. Call       AAA  2,307,480
              Program Revenue Bonds (Pontiac School District), Series
              1991C, 0.000%, 6/15/08

             Ingham County, Michigan, Okemos Public Schools, Refunding
             Bonds, Series 1993:
       1,000  0.000%, 5/01/17                                                No Opt. Call       AAA    495,400
       1,020  0.000%, 5/01/18                                                No Opt. Call       AAA    475,524

       1,500 Houghton County, Michigan, Portage Lake Water and Sewage     10/05 at 102.00       AAA  1,592,460
              Authority, Refunding Bonds (General Obligation - Limited
              Tax), 6.200%, 10/01/20

       1,235 Oakland and Macomb Counties, Michigan, Rochester Community    5/10 at 100.00       AAA  1,333,467
              School District, General Obligation Bonds, Series 2000-I,
              5.750%, 5/01/19

       3,000 Wayne County, Michigan, Southgate Community School            5/09 at 100.00       AAA  2,985,870
              District, 1999 School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.000%, 5/01/25

       2,500 Wayne County, Michigan, Taylor Building Authority, General    3/10 at 100.00       AAA  2,590,925
              Obligation Limited Tax Bonds, Series 2000, 5.125%, 3/01/17

       3,270 Ottawa County, Michigan, West Ottawa Public Schools,            No Opt. Call       AAA  1,595,531
              Refunding Bonds, Series 1992, 0.000%, 5/01/17

----
24

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  5,175 Williamston, Michigan, Community School District, General       No Opt. Call       AAA $ 5,554,017
              Obligation Unlimited Tax Bonds, Series 1996 (Q-SBLF),
              5.500%, 5/01/25
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 12.9%

       2,000 Detroit, Michigan, Building Authority Revenue Bonds           2/07 at 101.00         A   2,123,080
              (District Court Madison Center), Series 1996A,
              6.150%, 2/01/11

       3,000 Detroit, Michigan, Downtown Development Authority, Tax        7/08 at 100.00       AAA   2,861,910
              Increment Refunding Bonds (Development Area No. 1
              Projects), Series 1998A, 4.750%, 7/01/25

      11,000 Wayne County (Detroit), Michigan, Stadium Authority,          2/07 at 102.00       AAA  11,157,740
              Building Authority Stadium Bonds (General
              Obligation - Limited Tax), Series 1997, 5.250%, 2/01/27

             Grand Rapids, Michigan, Downtown Development Authority, Tax
             Increment Revenue Bonds, Series 1994:
       3,985  0.000%, 6/01/17                                                No Opt. Call       AAA   1,938,543
       3,495  0.000%, 6/01/18                                                No Opt. Call       AAA   1,598,333
       1,650  6.875%, 6/01/24                                              6/04 at 102.00       AAA   1,795,646

         250 Wayne County, Michigan, Municipal Bond Authority, Local      12/02 at 100.00       AAA     250,465
              Government Loan Program Revenue Bonds, MBIA Insured,
              Series 1991A, 4.750%, 12/01/09

             State of Michigan Building Authority, 2001 Revenue
             Refunding Bonds, Series I, Facilities Program:
       2,720  5.500%, 10/15/19                                            10/11 at 100.00       AA+   2,885,430
       3,500  5.000%, 10/15/24                                            10/11 at 100.00       AA+   3,488,275

       1,500 State of Michigan, Certificates of Participation, 525         6/10 at 100.00       AAA   1,566,960
              Redevco, Inc., 5.500%, 6/01/20

       1,220 State of Michigan, Certificates of Participation, New         9/11 at 100.00       AAA   1,261,199
              Center Development, Inc., Series 2001, 5.375%, 9/01/21

       2,000 State of Michigan, State Trunk Line Fund Bonds, Series       11/11 at 100.00       AAA   1,990,460
              2001A, 5.000%, 11/01/25

       6,000 State of Michigan, House of Representatives, Certificates       No Opt. Call       AAA   1,923,060
              of Participation, 0.000%, 8/15/23

       1,085 Wayne County, Michigan, Romulus Tax Increment Finance        11/06 at 100.00       N/R   1,151,814
              Authority, Limited Obligation Revenue Bonds, 1994 Series
              (Remarketed), 6.750%, 11/01/19
---------------------------------------------------------------------------------------------------------------
             Transportation - 1.1%

       3,000 Charter County of Wayne, Michigan, Detroit Metropolitan      12/08 at 101.00       AAA   2,938,410
              Wayne County Airport, Airport Revenue Bonds, Series 1998B,
              5.000%, 12/01/28
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 18.4%

       1,000 Calhoun County, Michigan, Battle Creek Downtown Development   5/04 at 102.00    N/R***   1,101,170
              Authority, 1994 Development Bonds, 7.600%, 5/01/16
              (Pre-refunded to 5/01/04)

       1,800 Calhoun County, Michigan, Battle Creek Tax Increment          5/04 at 102.00     A-***   1,979,730
              Finance Authority, 1994 Development Bonds, 7.400%, 5/01/16
              (Pre-refunded to 5/01/04)

         285 The Children's Trust Fund, Puerto Rico, Tobacco Settlement    7/10 at 100.00       AAA     313,851
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

       5,000 Detroit, Michigan, Downtown Development Authority, Tax        7/06 at 102.00       AAA   5,743,250
              Increment Refunding Bonds (Development Area No. 1
              Projects), Series 1996C, 6.250%, 7/01/25 (Pre-refunded to
              7/01/06)

       2,500 Detroit, Michigan, Sewage Disposal System Revenue Bonds,      1/10 at 101.00       AAA   2,878,300
              Series 1999-A, 5.875%, 7/01/27 (Pre-refunded to 1/01/10)

       6,500 Detroit, Michigan, Sewage Disposal System Revenue Bonds       1/10 at 101.00       AAA   8,366,215
              (Residual Option Longs), Series II-R-103, 10.170%, 7/01/20
              (Pre-refunded to 1/01/10) (IF)

       2,000 Detroit, Michigan, Water Supply System Revenue (Senior        1/10 at 101.00       AAA   2,284,420
              Lien) Bonds, Series 1999-A, 5.750%, 7/01/26 (Pre-refunded
              to 1/01/10)

       1,300 Board of Regents of Eastern Michigan University, General     12/06 at 101.00       AAA   1,463,150
              Revenue Bonds, Series 1997, 5.500%, 6/01/27 (Pre-refunded
              to 12/01/06)

       1,000 Ingham and Eaton Counties, Michigan, Holt Public Schools,     5/10 at 100.00       AAA   1,123,800
              2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series A, 5.500%, 5/01/23
              (Pre-refunded to 5/01/10)

----
25

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  4,000 Oakland County, Michigan, Lake Orion Community School         5/05 at 101.00       AAA $ 4,509,560
              District, 1994 School Building, Site and Refunding Bonds,
              7.000%, 5/01/15 (Pre-refunded to 5/01/05)

       2,000 Macomb County, Michigan, Macomb Township Building             4/08 at 101.00       AAA   2,303,980
              Authority, 2000 Building Authority Bonds, 6.000%, 4/01/27
              (Pre-refunded to 4/01/08)

             Michigan Municipal Bond Authority, State Revolving Fund,
             Revenue Bonds, Series 1994:
       1,000  6.500%, 10/01/14 (Pre-refunded to 10/01/04)                 10/04 at 102.00       AAA   1,105,700
       1,000  6.500%, 10/01/17 (Pre-refunded to 10/01/04)                 10/04 at 102.00       AAA   1,105,700

         500 Michigan Municipal Bond Authority, State Revolving Fund,     10/10 at 101.00       AAA     582,145
              Drinking Water Revolving Fund Revenue Bonds, Series 2000,
              5.875%, 10/01/17 (Pre-refunded to 10/01/10)

       2,775 Washtenaw and Monroe Counties, Michigan, Milan Area           5/10 at 100.00       AAA   3,163,389
              Schools, 2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series A, 5.750%, 5/01/20
              (Pre-refunded to 5/01/10)

       1,000 Oakland County, Michigan, Economic Development Corporation,  11/04 at 102.00       Aaa   1,116,880
              Limited Obligation Revenue Refunding Bonds (Cranbrook
              Educational Community), Series C, 6.900%, 11/01/14
              (Pre-refunded to 11/01/04)

       1,215 Easton County, Michigan, Potterville Public Schools, 1999     5/09 at 100.00       AAA   1,385,598
              School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.750%, 5/01/20 (Pre-refunded to 5/01/09)

         180 Saginaw-Midland, Michigan, Municipal Water Supply             9/04 at 102.00     A2***     199,359
              Corporation, Water Supply Revenue Bonds (General
              Obligation - Limited Tax), Series 1992, 6.875%, 9/01/16
              (Pre-refunded to 9/01/04)

       7,000 Kalamazoo and St. Joseph Counties, Michigan, Vicksburg         5/06 at 37.24       AAA   2,377,760
              Community Schools, 1991 School Building and Site Bonds,
              0.000%, 5/01/20 (Pre-refunded to 5/01/06)

       2,470 Oakland County, Michigan, Waterford School District,          6/04 at 101.00       AAA   2,666,365
              General Obligation Bonds, Series 1995, 6.375%, 6/01/14
              (Pre-refunded to 6/01/04)

       5,000 Allegan, Barry and Kent Counties, Michigan, Wayland Union     5/05 at 101.00       AAA   5,548,700
              School District, 1994 School and Building Site Bonds
              (General Obligation - Unlimited Tax), 6.250%, 5/01/14
              (Pre-refunded to 5/01/05)
---------------------------------------------------------------------------------------------------------------
             Utilities - 6.8%

       1,000 Michigan Public Power Agency, Combustion Turbine No. 1        1/12 at 100.00       AAA   1,018,400
              Project Revenue Bonds, 2001 Series A, 5.250%, 1/01/27

       3,000 Michigan South Central Power Agency, Power Supply System     11/04 at 102.00      Baa1   3,274,650
              Revenue Refunding Bonds, Series 1994, 7.000%, 11/01/11

       1,000 Michigan South Central Power Agency, Power Supply System        No Opt. Call      Baa1   1,084,930
              Revenue Bonds, Series 2000, 6.000%, 5/01/12

       3,300 Michigan Strategic Fund, Limited Obligation Refunding         9/11 at 100.00        A-   3,327,555
              Revenue Bonds (Detroit Edison Company Pollution Control
              Project), Collateralized Series 1999C (Fixed Rate
              Conversion), 5.650%, 9/01/29 (Alternative Minimum Tax)

       3,500 Michigan Strategic Fund, Limited Obligation Revenue           6/04 at 102.00       AAA   3,788,854
              Refunding Bonds (Detroit Edison Company), Series 1994B,
              6.450%, 6/15/24

       1,000 Monroe County, Michigan, Economic Development Corporation,      No Opt. Call       AAA   1,252,930
              Limited Obligation Revenue Refunding Bonds (Detroit Edison
              Company), Collateralized Series AA, 6.950%, 9/01/22

       1,000 Monroe County, Michigan, Pollution Control Revenue Bonds        No Opt. Call       AAA   1,083,040
              (Detroit Edison Company Project), Series 1994-A, 6.350%,
              12/01/04 (Alternative Minimum Tax)

       4,000 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call       AAA   2,031,040
              Refunding Bonds, Series O, 0.000%, 7/01/17

       2,000 Wyandotte, Michigan, Electric Revenue Bonds, Series 2002     10/08 at 101.00       AAA   2,133,460
              Refunding, 5.375%, 10/01/16
---------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.6%

      10,500 Detroit, Michigan, Sewage Disposal System Revenue Refunding   7/05 at 101.00       AAA  10,655,400
              Bonds, Series 1995-B, 5.250%, 7/01/21

       4,455 Detroit, Michigan, Sewage Disposal System Revenue Bonds,        No Opt. Call       AAA   1,901,080
              Series 1999-A, 0.000%, 7/01/19

       3,000 Detroit, Michigan, Sewage Disposal System Revenue Bonds,      7/11 at 100.00       AAA   3,002,550
              Senior Lien Series 2001A, 5.125%, 7/01/31

----
26

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

             Detroit, Michigan, Water Supply System Revenue (Senior
             Lien) Bonds, 2001 Series A:
    $  2,500  5.000%, 7/01/30                                             7/11 at 100.00       AAA $     2,464,900
       3,000  5.500%, 7/01/33                                             7/11 at 101.00       AAA       3,128,280
------------------------------------------------------------------------------------------------------------------
    $295,115 Total Long-Term Investments (cost $260,301,356) - 99.5%                                   277,735,348
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.5%                                                        1,532,263

             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $   279,267,611

             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (WI)  Security purchased on a when-issued basis.
         (IF) Inverse floating rate security.




                                See accompanying notes to financial statements.

----
27

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND
November 30, 2002


   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.7%

    $  3,225 St. Louis, Missouri, Industrial Development Authority,          No Opt. Call       AAA $1,793,713
              Senior Lien Revenue Bonds (St. Louis Convention Center
              Headquarters Hotel Project), Series 2000A, 0.000%, 7/15/15
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.2%

       3,000 Cape Girardeau County, Missouri, Industrial Development       5/08 at 101.00       AA-  2,991,600
              Authority, Solid Waste Disposal Revenue Bonds (Procter &
              Gamble Products Company Project), 1998 Series, 5.300%,
              5/15/28 (Alternative Minimum Tax)

       5,100 Missouri Development Finance Board, Solid Waste Disposal        No Opt. Call       AA-  5,103,213
              Revenue Bonds (Procter & Gamble Paper Products Company
              Project), Series 1999, 5.200%, 3/15/29 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 11.6%

       1,000 Kansas City, Missouri, Metropolitan Community Colleges        7/11 at 100.00       Aaa  1,068,710
              Building Corporation, Leasehold Revenue Bonds (The Junior
              College District of Metropolitan Kansas City), Series
              2001, 5.500%, 7/01/18

       3,050 Mineral Area, Missouri, Junior College District, Student      9/10 at 102.00       N/R  2,986,438
              Housing System Revenue Bonds (Mineral Area College),
              Series 2000, 7.250%, 9/01/31

       1,000 Missouri Development Finance Board, Cultural Facilities      12/11 at 100.00       AAA    994,770
              Revenue Bonds (The Nelson Gallery Foundation), Series
              2001A, 5.000%, 12/01/30

       1,000 Missouri Higher Education Loan Authority, Student Loan        2/03 at 101.00        A2  1,022,400
              Revenue Bonds, Subordinate Lien, Series 1992, 6.500%,
              2/15/06 (Alternative Minimum Tax)

       4,190 Missouri Higher Education Loan Authority, Student Loan        2/04 at 102.00        A2  4,381,483
              Revenue Bonds, Subordinate Lien, Series 1994F, 6.750%,
              2/15/09 (Alternative Minimum Tax)

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call       AA+  1,119,470
              Educational Facilities Revenue Bonds, Washington
              University Issue, Series 2001A, 5.500%, 6/15/16

       1,475 Missouri Health and Educational Facilities Authority,         3/11 at 100.00       AA+  1,467,271
              Educational Facilities Revenue Bonds, Washington
              University, Refunding Series 2001B, 5.000%, 3/01/30

             Missouri Health and Educational Facilities Authority,
             Educational Facilities Revenue Bonds (Maryville University
             of Saint Louis Project), Series 1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00      Baa2  1,035,150
       1,750  5.750%, 6/15/17                                              6/07 at 101.00      Baa2  1,790,110

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00       N/R  1,045,781
              Educational Facilities Revenue Bonds (The Barstow School),
              Series 1998, 5.250%, 10/01/23

       1,000 Missouri Health and Educational Facilities Authority,         1/10 at 100.00        AA  1,062,970
              Educational Facilities Revenue Bonds (Central Institute
              for the Deaf), Series 1999, 5.850%, 1/01/22

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00        A1    933,804
              Educational Facilities Revenue Bonds (Stephens College
              Issue), Series 1999, 6.000%, 6/01/24

       3,375 Missouri Health and Educational Facilities Authority,         6/10 at 100.00      Baa2  3,558,026
              Educational Facilities Revenue Bonds (Maryville University
              of Saint Louis Project), Series 2000, 6.750%, 6/15/30

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00       Aaa  1,444,374
              Educational Facilities Revenue Bonds (Webster University),
              Series 2001, 5.500%, 4/01/18

             St. Louis, Missouri, Industrial Development Authority,
             Industrial Revenue Refunding Bonds (Kiel Center
             Multipurpose Arena Project), Series 1992:
         650  7.625%, 12/01/09 (Alternative Minimum Tax)                  12/02 at 102.00       N/R    660,121
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)                  12/02 at 102.00       N/R  1,017,880
         500  7.875%, 12/01/24 (Alternative Minimum Tax)                  12/02 at 102.00       N/R    510,095

       3,060 Southeast Missouri State University System, Facilities        4/11 at 100.00       Aaa  3,036,897
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26
--------------------------------------------------------------------------------------------------------------
             Healthcare - 11.0%

             Jackson County, Missouri, Industrial Development Authority,
             Healthcare System Revenue Bonds (Saint Joseph Health
             Center), Series 1992:
       1,590  6.500%, 7/01/12 (Pre-refunded to 1/06/03)                    1/03 at 102.00       AAA  1,627,174
       6,250  6.500%, 7/01/19 (Pre-refunded to 1/06/03)                    1/03 at 102.00       AAA  6,396,125

----
28

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,000 Missouri Health and Educational Facilities Authority,         6/11 at 101.00       AAA $1,010,060
              Missouri, Health Facilities Revenue Bonds (Saint Luke's
              Episcopal - Presbyterian Hospitals), Series 2001, 5.250%,
              12/01/26

       2,565 Missouri Health and Educational Facilities Authority,         2/03 at 101.00       AAA  2,624,611
              Missouri, Health Facilities Revenue Bonds
              (Health Midwest), Series 1992B, 6.250%, 2/15/12

             Missouri Health and Educational Facilities Authority,
             Missouri, Health Facilities Revenue Bonds (Freeman Health
             System Project), Series 1998:
       1,500  5.250%, 2/15/18                                              2/08 at 102.00      BBB+  1,470,480
       1,300  5.250%, 2/15/28                                              2/08 at 102.00      BBB+  1,201,733

         500 Missouri Health and Educational Facilities Authority,        11/06 at 100.00      BBB+    458,795
              Missouri, Health Facilities Revenue Bonds (Capital Region
              Medical Center), Series 1998, 5.250%, 11/01/23

       2,000 Missouri Health and Educational Facilities Authority,        12/10 at 101.00         A  2,088,800
              Missouri, Health Facilities Revenue Bonds (St. Anthony's
              Medical Center), Series 2000, 6.250%, 12/01/30

             Missouri Health and Educational Facilities Authority,
             Missouri, Health Facilities Revenue Bonds (Lester Cox
             Medical Center), Series 1992H:
       2,650  0.000%, 9/01/17                                                No Opt. Call       AAA  1,293,518
       4,740  0.000%, 9/01/21                                                No Opt. Call       AAA  1,786,790
       6,300  0.000%, 9/01/22                                                No Opt. Call       AAA  2,219,994

       1,000 New Liberty, Missouri, Hospital District, Revenue Bonds,     12/11 at 100.00       AAA    990,920
              Series 2001, 5.000%, 12/01/21

       2,880 Taney County, Missouri, Industrial Development Authority,     5/08 at 101.00      BBB+  2,663,251
              Hospital Revenue Bonds (The Skaggs Community Hospital
              Association), Series 1998, 5.400%, 5/15/28

         950 Texas County, Missouri, Hospital Revenue Bonds (Texas         6/10 at 100.00       N/R    951,587
              County Memorial Hospital), Series 2000, 7.250%, 6/15/25

       1,000 West Plains, Missouri, Industrial Development Authority,     11/07 at 101.00       BB+    912,360
              Hospital Facilities Revenue Bonds (Ozark Medical Center),
              Series 1997, 5.600%, 11/15/17
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.6%

       1,630 Lees Summit, Missouri, Industrial Development Authority,     10/09 at 100.00       AAA  1,678,052
              Multifamily Housing Revenue Bonds (Crossroads of Lees
              Summit Apartments Project), Series 1999A, 6.100%, 4/01/24
              (Alternative Minimum Tax)

       1,920 Missouri Housing Development Commission, Housing              1/03 at 100.00       AA+  1,921,248
              Development Refunding Bonds (Federally Insured Mortgage
              Loans), 6.600%, 7/01/24

         885 Missouri Housing Development Commission, Multifamily         12/05 at 103.00       N/R    887,717
              Housing Revenue Bonds (Primm Place Apartments Project),
              Series 1995A, 6.250%, 12/01/17 (Alternative Minimum Tax)

       2,755 Missouri Housing Development Commission, Multifamily          4/08 at 102.00       N/R  2,539,614
              Housing Revenue Bonds (The Mansion Apartments Phase II
              Project), Series 1999, 6.125%, 10/01/22 (Alternative
              Minimum Tax)

             Missouri Housing Development Commission, Multifamily
             Housing Revenue Bonds (J.B. Hughes Apartments I and
             II - GNMA Collateralized Mortgage Loan), Series 2002G:
         300  6.200%, 5/20/19                                              5/12 at 105.00       Aaa    325,872
         975  6.300%, 5/20/37                                              5/12 at 105.00       Aaa  1,060,595

       2,000 St. Louis County, Missouri, Housing Authority, Multifamily    3/05 at 102.00       AAA  2,069,920
              Housing Revenue Refunding Bonds (Kensington Square
              Apartments Project), Series 1995, 6.650%, 3/01/20

       9,105 St. Louis County, Missouri, Industrial Development            8/06 at 105.00       AAA  9,694,276
              Authority, Multifamily Housing Revenue Bonds (Covington
              Manor Apartments - GNMA Mortgage-Backed Securities),
              Series 1996A, 6.875%, 8/20/36 (Alternative Minimum Tax)

       1,000 St. Louis County, Missouri, Industrial Development            8/08 at 102.00       AAA  1,010,850
              Authority, Multifamily Housing Revenue Bonds (Glen Trails
              West Apartments Project - GNMA Collateralized),
              Series 1999B, 5.700%, 8/20/39 (Alternative Minimum Tax)

       1,890 St. Louis, Missouri, Land Clearance for Redevelopment         5/03 at 102.00       AAA  1,925,702
              Authority, Multifamily Mortgage Refunding Bonds (St. Louis
              Place Apartments - FHA-Insured Mortgage Loan), Series
              1993, 6.250%, 8/01/27

         925 University City, Missouri, Industrial Development             8/07 at 102.00       Aaa    959,299
              Authority, Revenue Refunding Bonds (River Valley
              Apartments - GNMA Collateralized), Series 1997A, 5.900%,
              2/20/37

----
29

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Housing/Single Family - 5.6%

    $  1,500 Greene County, Missouri, Collateralized     No Opt. Call       AAA $1,652,985
              Single Family Mortgage Revenue Bonds,
              Series 1996, 6.300%, 12/01/22
              (Alternative Minimum Tax)

         940 Missouri Housing Development              1/07 at 102.00       AAA    971,716
              Commission, Single Family Mortgage
              Revenue Bonds (Homeownership Loan
              Program), 1996 Series D, 6.125%,
              3/01/28 (Alternative Minimum Tax)

         500 Missouri Housing Development              3/07 at 105.00       AAA    537,825
              Commission, Single Family Mortgage
              Revenue Bonds (Homeownership Loan
              Program), 1997 Series A-2, 7.300%,
              3/01/28 (Alternative Minimum Tax)

       1,095 Missouri Housing Development              3/06 at 105.00       AAA  1,170,610
              Commission, Single Family Mortgage
              Revenue Bonds (Homeownership Loan
              Program), 1995 Series C, 7.250%,
              9/01/26 (Alternative Minimum Tax)

             Missouri Housing Development
             Commission, Single Family Mortgage
             Revenue Bonds (Homeownership Loan
             Program), 1995 Series B (Remarketed):
       1,120  6.375%, 9/01/20 (Alternative Minimum     9/06 at 102.00       AAA  1,170,478
              Tax)
         885  6.450%, 9/01/27 (Alternative Minimum     9/06 at 102.00       AAA    925,728
              Tax)

       1,375 Missouri Housing Development              9/06 at 105.00       AAA  1,440,973
              Commission, Single Family Mortgage
              Revenue Bonds (Homeownership Loan
              Program), 1996 Series B, 7.550%,
              9/01/27 (Alternative Minimum Tax)

             Missouri Housing Development
             Commission, Single Family Mortgage
             Revenue Bonds (GNMA Mortgage-Backed
             Securities Program), 1994 Series A:
         140  6.700%, 12/01/07 (Alternative Minimum   12/04 at 102.00       AAA    146,149
              Tax)
         615  7.125%, 12/01/14 (Alternative Minimum   12/04 at 102.00       AAA    639,403
              Tax)
         270  7.200%, 12/01/17 (Alternative Minimum   12/04 at 102.00       AAA    280,832
              Tax)

         730 Missouri Housing Development              3/08 at 105.00       AAA    770,004
              Commission, Single Family Mortgage
              Revenue Bonds (Homeownership Loan
              Program), 1998 Series B-2, 6.400%,
              3/01/29 (Alternative Minimum Tax)

       2,820 Missouri Housing Development              9/09 at 100.00       AAA  2,946,223
              Commission, Single Family Mortgage
              Revenue Bonds (Homeownership Loan
              Program), 2000 Series A-1, 6.300%,
              9/01/25

       1,405 Missouri Housing Development              3/10 at 100.00       AAA  1,469,883
              Commission, Single Family Mortgage
              Revenue Bonds (Homeownership Loan
              Program), 2000 Series B-1, 6.200%,
              9/01/25 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Long-Term Care - 11.1%

       4,800 Kansas City, Missouri, Industrial        11/08 at 102.00       N/R  4,169,856
              Development Authority, Retirement
              Facility Refunding and Improvement
              Revenue Bonds (Kingswood Project),
              Series 1998A, 5.875%, 11/15/29

       1,000 Lees Summit, Missouri, Industrial         8/05 at 102.00       N/R  1,045,730
              Development Authority, Health
              Facilities Revenue Bonds (John Knox
              Village Project), Series 1995, 6.625%,
              8/15/13

       5,000 Lees Summit, Missouri, Industrial         8/09 at 101.00       N/R  5,167,200
              Development Authority, Health
              Facilities Revenue Bonds (John Knox
              Village Project), Series 1999, 6.000%,
              8/15/17

       1,500 Lees Summit, Missouri, Industrial         8/12 at 101.00       N/R  1,473,555
              Development Authority, Health
              Facilities Revenue Bonds (John Knox
              Village Project), Series 2002, 5.700%,
              8/15/22

       1,285 Missouri Development Finance Board,      11/11 at 100.00        A2  1,273,846
              Healthcare Facilities Revenue Bonds
              (Lutheran Home for the Aged Project),
              Series 2001A, 5.600%, 11/01/21

       3,750 Missouri Health and Educational           2/06 at 102.00       N/R  3,823,838
              Facilities Authority, Health
              Facilities Revenue Bonds (Lutheran
              Senior Services), Series 1996A,
              6.375%, 2/01/27

       3,500 Missouri Health and Educational           2/07 at 102.00       N/R  3,482,885
              Facilities Authority, Health
              Facilities Revenue Bonds (Lutheran
              Senior Services), Series 1997, 5.875%,
              2/01/23

             St. Louis County, Missouri, Industrial
             Development Authority, Refunding
             Revenue Bonds (Friendship Village of
             West County Project), Series 1996A:
       1,265  5.750%, 9/01/05                            No Opt. Call       N/R  1,283,823
       1,800  6.250%, 9/01/10                          9/06 at 102.00       N/R  1,866,096

         750 St. Louis County, Missouri, Industrial    8/08 at 102.00       N/R    649,297
              Development Authority, Revenue Bonds
              (Bethesda Living Centers - Autumn View
              Gardens at Schuetz Road Project),
              Series 1998B, 5.850%, 8/15/28

       2,425 St. Louis County, Missouri, Industrial    8/05 at 104.00       AAA  2,546,590
              Development Authority, Healthcare
              Facilities Revenue Bonds (Mother of
              Perpetual Help Project - GNMA
              Collateralized), Series 1995, 6.250%,
              8/01/28

       1,200 St. Louis County, Missouri, Industrial    3/10 at 102.00       AAA  1,219,380
              Development Authority, Healthcare
              Facilities Revenue Bonds (Mary, Queen
              and Mother Association Project - GNMA
              Collateralized), Series 2001,
              5.400%, 9/20/34

----
30

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.1%

    $    540 Clay County (Liberty), Missouri, Public   3/12 at 100.00       AA+ $  555,622
              School District No. 53, General
              Obligation Bonds, Series 2001C,
              5.200%, 3/01/21

       1,280 Clay County (Liberty), Missouri, Public   3/12 at 100.00       AAA  1,286,976
              School District No. 53, General
              Obligation Bonds, Series 2002B,
              5.000%, 3/01/22

       1,000 Jackson County, Missouri, Lees Summit     3/12 at 100.00       AAA  1,050,400
              Reorganized School District No.7,
              General Obligation Bonds, Series 2002
              Refunding and Improvement, 5.250%,
              3/01/18

       1,000 Jefferson City, Missouri, School            No Opt. Call       Aa2  1,185,310
              District General Obligation Bonds,
              Series 1991A, 6.700%, 3/01/11

       3,000 State of Missouri, General Obligation    10/12 at 100.00       AAA  3,114,390
              Bonds (Fourth State Building
              Refunding), Series 2002A,
              5.000%, 10/01/18

         750 Polk County (Bolivar), Missouri, R-1      3/10 at 100.00       AA+    795,075
              School District, General Obligation
              Bonds (Missouri Direct Deposit
              Program), Series 2000, 5.700%, 3/01/20

       1,345 St. Louis County (Pattonville),             No Opt. Call       AAA  1,620,765
              Missouri, R-3 School District, General
              Obligation Bonds, Series 2000,
              6.500%, 3/01/14

       3,000 St. Louis, Missouri, General Obligation   4/12 at 100.00       AA+  3,131,430
              Bonds (Board of Education), Series
              2002A, 5.250%, 4/01/19 (DD, settling
              12/02/02)
------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 17.9%

       2,285 Branson, Missouri, Public Building       11/06 at 101.00      BBB+  2,418,513
              Corporation, Leasehold Revenue Bonds
              (City Hall and Fire Station
              Improvement Projects), Series 1995,
              6.250%, 11/01/12

       1,875 Christian County, Missouri, Public        6/10 at 100.00        AA  2,003,756
              Building Corporation, Leasehold
              Revenue Bonds (Justice Center
              Project), Series 2000, 5.450%, 6/01/15

       1,025 Excelsior Springs, Missouri, School         No Opt. Call       AAA    611,310
              District Building Corporation,
              Leasehold Revenue Bonds (Excelsior
              Springs 40 School District), Series
              1994, 0.000%, 3/01/14

       2,750 Fenton, Missouri, Tax Increment Bonds    10/12 at 100.00       N/R  2,724,810
              (Gravois Bluffs Project), Series 2002
              Refunding and Improvement, 6.125%,
              10/01/21

       4,240 St. Louis County, Missouri, Howard Bend   3/09 at 101.00       N/R  4,395,354
              Levee District, Levee District
              Improvement Bonds, Series 1999,
              5.850%, 3/01/19

       1,200 Kansas City, Missouri, Land Clearance    12/05 at 102.00       AAA  1,315,116
              for Redevelopment Authority, Lease
              Revenue Bonds (Municipal Auditorium
              and Muehlebach Hotel Redevelopment
              Projects), Series 1995A, 5.900%,
              12/01/18

             St. Louis County, Missouri, Mehlville
             R-9 School District, Certificates of
             Participation (Capital Improvement
             Projects), Series 2002:
       1,275  5.500%, 9/01/17                          9/12 at 100.00       AAA  1,377,306
       1,000  5.500%, 9/01/18                          9/12 at 100.00       AAA  1,072,870

       1,500 Missouri Development Finance Board,       4/10 at 100.00       AAA  1,604,865
              Infrastructure Facilities Revenue
              Bonds (Kansas City Midtown
              Redevelopment Projects), Series 2000A,
              5.750%, 4/01/22

       4,000 Missouri Development Finance Board,       4/11 at 100.00        A+  3,875,800
              Infrastructure Facilities Revenue
              Bonds (City of Independence, Santa Fe
              Redevelopment Project), Series 2001,
              5.250%, 4/01/23

       2,000 Missouri Development Finance Board,       3/10 at 100.00       N/R  1,992,240
              Infrastructure Facilities Revenue
              Bonds (Riverside-Quindaro Bend Levee
              District of Platte County - L-385
              Project), Series 2001, 5.800%, 3/01/20

         450 St. Louis County, Missouri,               3/10 at 101.00       AAA    482,945
              Monarch-Chesterfield Levee District,
              Levee District Improvement Bonds,
              Series 1999, 5.750%, 3/01/19

       1,705 O'Fallon, Missouri, Certificates of       2/12 at 100.00       Aaa  1,823,259
              Participation, Series 2002, 5.250%,
              2/01/15

             Puerto Rico Highway and Transportation
              Authority, Highway Revenue Bonds,
              Series 1996Y:
         900  5.500%, 7/01/36                          7/16 at 100.00         A    942,588
       4,500  5.000%, 7/01/36                          7/16 at 100.00         A  4,396,005

       3,000 Puerto Rico Public Buildings Authority,     No Opt. Call        A-  3,193,200
              Guaranteed Government Facilities
              Revenue Bonds, Series 1993L, 5.500%,
              7/01/21

       2,500 St. Louis, Missouri, Letter of Intent     7/03 at 101.00      BBB-  2,523,875
              Double Revenue Bonds, Series 2000
              (Lambert-St. Louis International
              Airport Project), Series 2000, 6.125%,
              1/01/09

----
31

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,240 St Louis, Missouri, Municipal Finance     2/12 at 100.00       Aaa $1,367,038
              Corporation, Carnahan Courthouse
              Leasehold Revenue Bonds, Series 2002A,
              5.750%, 2/15/17

       1,750 St. Louis, Missouri, Regional             8/07 at 100.00       AAA  1,793,418
              Convention and Sports Complex
              Authority, Convention and Sports
              Facility Project and Refunding Bonds,
              Series 1997C, 5.300%, 8/15/20

          25 St. Louis, Missouri, Regional             8/03 at 100.00       N/R     25,474
              Convention and Sports Complex
              Authority, Convention and Sports
              Facility Bonds, Series 1991C, 7.900%,
              8/15/21

       2,950 Springfield, Missouri, Public Building    6/10 at 100.00       AAA  3,259,396
              Corporation, Leasehold Revenue Bonds
              (Jordan Valley Park Projects), Series
              2000A, 6.125%, 6/01/21

       1,945 Springfield, Missouri, City Center        6/12 at 100.00       Aaa  1,942,530
              Development Corporation, Leasehold
              Revenue Bonds (Jordan Valley Park
              Exposition Center), Series 2002A,
              5.000%, 6/01/27
------------------------------------------------------------------------------------------
             Transportation - 6.6%

         750 Missouri-Illinois Metropolitan District  10/13 at 100.00       AAA    744,773
              Bi-State Development Agency, Mass
              Transit Sales Tax Appropriation Bonds
              (Metrolink Cross County Extension
              Project), Series 2002B, 5.000%,
              10/01/32

       2,000 Kansas City, Missouri, Passenger          4/11 at 101.00       AAA  1,953,700
              Facility Charge Revenue Bonds (Kansas
              City International Airport),
              Series 2001, 5.000%, 4/01/23
              (Alternative Minimum Tax)

       2,000 Puerto Rico Ports Authority, Special      6/06 at 102.00       BB-    880,220
              Facilities Revenue Bonds (American
              Airlines, Inc. Project), Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum
              Tax)

       1,000 St. Louis, Missouri, Lambert-St. Louis    7/07 at 101.00       AAA  1,002,320
              International Airport, Airport Revenue
              Bonds (1997 Capital Improvement
              Program), Series 1997B, 5.250%,
              7/01/27 (Alternative Minimum Tax)

             St. Louis, Missouri, Airport Revenue
              Bonds (Airport Development Program),
              Series 2001A:
       5,000  5.000%, 7/01/26                          7/11 at 100.00       AAA  4,975,750
       1,000  5.250%, 7/01/31                          7/11 at 100.00       AAA  1,016,890

             St. Louis, Missouri, Land Clearance for
             Redevelopment Authority, Tax-Exempt
             Parking Facility Revenue Refunding and
             Improvement Bonds (LCRA Parking
             Facilities Project), Series 1999C:
       1,000  7.000%, 9/01/19                          9/09 at 102.00       N/R  1,073,650
       2,400  7.050%, 9/01/24                          9/09 at 102.00       N/R  2,553,768

       2,250 St. Louis, Missouri, Parking Revenue     12/06 at 102.00       AAA  2,317,725
              Refunding Bonds, Series 1996, 5.375%,
              12/15/21
------------------------------------------------------------------------------------------
             U.S. Guaranteed - 8.6%

       4,500 Cape Girardeau County, Missouri, Single     No Opt. Call       Aaa  2,573,235
              Family Mortgage Revenue Bonds, Series
              1983, 0.000%, 12/01/14

         690 The Children's Trust Fund, Puerto Rico,   7/10 at 100.00       AAA    759,849
              Tobacco Settlement Asset-Backed Bonds,
              Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

         235 Greene County, Missouri, Single Family      No Opt. Call       Aaa    122,907
              Mortgage Revenue Bonds, Series 1984,
              0.000%, 3/01/16

       2,000 Jackson County, Missouri, Public         12/04 at 100.00       AAA  2,172,240
              Facilities Authority, Leasehold
              Revenue Refunding and Improvement
              Bonds (Capital Improvements Project),
              Series 1994, 6.125%, 12/01/15
              (Pre-refunded to 12/01/04)

       4,000 Kansas City, Missouri, General            9/04 at 101.00       AAA  4,395,080
              Improvement Airport Revenue Bonds,
              Series 1994B, 6.875%, 9/01/14
              (Pre-refunded to 9/01/04)

             Missouri Health and Educational
             Facilities Authority, Health Facilities
             Revenue Bonds (BJC Health System),
             Series 1994A:
       2,395  6.750%, 5/15/14                            No Opt. Call    Aa3***  2,939,863
         650  6.500%, 5/15/20                          5/04 at 102.00    Aa3***    705,341

       3,630 Missouri Health and Educational           6/04 at 102.00     A1***  3,952,054
              Facilities, Educational Facilities
              Revenue Bonds (University of Health
              Sciences Project), Series 1994,
              6.350%, 6/01/14 (Pre-refunded to
              6/01/04)

         600 Missouri Health and Educational          10/04 at 101.00     A2***    655,410
              Facilities, Educational Facilities
              Revenue Bonds (St. Louis University
              High School), Series 1994, 6.350%,
              10/01/14 (Pre-refunded to 10/01/04)

         340 State of Missouri, Environmental          7/04 at 102.00       Aaa    375,890
              Improvement and Energy Resources
              Authority, Water Pollution Control
              Revenue Bonds (State Revolving Fund
              Program - Multiple Participant
              Series), Series 1994B, 7.200%, 7/01/16
              (Pre-refunded to 7/01/04)

----
32

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $    750 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A*** $    881,670
              Transportation Revenue Bonds, Series B, 6.000%, 7/01/39
              (Pre-refunded to 7/01/10)

       1,000 St. Louis County, Missouri, Regional Convention and Sports    8/03 at 100.00       AAA    1,040,090
              Complex Authority, Convention and Sports Facility Project
              Bonds, Series 1991B, 7.000%, 8/15/11 (Pre-refunded to
              8/15/03)

         955 St. Louis County, Missouri, Regional Convention and Sports    8/03 at 100.00       AAA      999,207
              Complex Authority, Convention and Sports Facility Bonds,
              Series 1991C, 7.900%, 8/15/21 (Pre-refunded to 8/15/03)
----------------------------------------------------------------------------------------------------------------
             Utilities - 3.8%

       2,710 Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00       AAA    2,700,461
              Series 2002A, 5.000%, 10/01/26

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA    1,018,950
              2002 Series II, 5.125%, 7/01/26

       2,000 Sikeston, Missouri, Electric System Revenue Bonds, Series       No Opt. Call       AAA    2,322,660
              1992, 6.200%, 6/01/10

       3,030 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call       AAA    3,528,132
              Bonds, Series 1996, 6.000%, 6/01/14
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.7%

       1,825 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,   1/12 at 100.00        AA    1,900,792
              2002 Series D-1, 5.375%, 1/01/22

       1,635 Missouri State Environmental Improvement and Energy           4/09 at 100.00        AA    1,729,585
              Resources Authority, Water Facilities Refunding Revenue
              Bonds (Tri-County Water Authority Project), Series 1999,
              6.000%, 4/01/22

         545 Missouri State Environmental Improvement and Energy           4/03 at 100.00       Aaa      547,229
              Resources Authority, Water Pollution Control Revenue Bonds
              (State Revolving Fund - City of Springfield Project),
              Series 1990A, 7.000%, 10/01/10

         365 Missouri State Environmental Improvement and Energy           1/03 at 102.00       Aaa      373,665
              Resources Authority, Water Pollution Control Revenue Bonds
              (State Revolving Fund - Multi-Participant Program), Series
              1992A, 6.550%, 7/01/14

         260 Missouri State Environmental Improvement and Energy           7/04 at 102.00       Aaa      286,831
              Resources Authority, Water Pollution Control Revenue Bonds
              (State Revolving Fund Program - Multiple Participant
              Series), Series 1994B, 7.200%, 7/01/16

          98 Osceola, Missouri, Sewer System Refunding and Improvement     5/03 at 100.00       N/R       98,310
              Revenue Bonds, Series 1989, 8.000%, 11/01/09

             St. Charles County, Missouri, Public Water Supply District
             No. 2, Certificates of Participation, Series 2002A:
         750  5.000%, 12/01/26                                            12/11 at 100.00       Aaa      744,300
       1,000  5.250%, 12/01/28                                            12/11 at 100.00       Aaa    1,017,660
----------------------------------------------------------------------------------------------------------------
    $251,408 Total Long-Term Investments (cost $237,364,419) - 97.5%                                 245,160,367
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.5%                                                      6,220,715

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $251,381,082

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
          ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (DD)   Portion of security purchased on a delayed delivery basis.


                                See accompanying notes to financial statements.

----
33

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND
November 30, 2002

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------
             Basic Materials - 0.3%

    $  1,650 Lucas County (Toledo), Ohio, Port         3/03 at 101.00        A+ $ 1,685,756
              Authority, Port Revenue Refunding
              Bonds (Facilities Cargill, Inc.
              Project), 7.250%, 3/01/22
-------------------------------------------------------------------------------------------
             Consumer Staples - 2.2%

      13,350 The Children's Trust Fund, Puerto Rico,   5/12 at 100.00        A1  12,922,400
              Tobacco Settlement Asset-Backed Bonds,
              Series 2002 Refunding, 5.375%, 5/15/33
-------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.9%

       1,000 Cincinnati, Ohio, State Technical and    10/13 at 100.00       Aaa     996,770
              Community College, General Receipts
              Revenue Bonds, Series 2002, 5.000%,
              10/01/28

       3,500 State of Ohio, Education Loan Revenue     6/07 at 102.00       AAA   3,624,215
              Bonds (Supplemental Student Loan
              Program), Series 1997A1,
              5.850%, 12/01/19 (Alternative Minimum
              Tax)

       1,200 Ohio Higher Educational Facilities        9/06 at 101.00       Ba1   1,211,664
              Commission, Revenue Bonds (University
              of Findlay Project), Series 1996,
              6.125%, 9/01/16

       5,000 Ohio Higher Educational Facilities        5/07 at 102.00       AAA   5,145,400
              Commission, Revenue Bonds (Xavier
              University Project), Series 1997,
              5.375%, 5/15/22

       1,000 Ohio Higher Educational Facilities       12/10 at 101.00       AAA   1,042,890
              Commission, Revenue Bonds (University
              of Dayton Project), Series 2000,
              5.500%, 12/01/30

             Ohio Higher Educational Facilities
             Commission, Revenue Bonds (Wittenberg
             University Project), Series 2001:
       1,200  5.500%, 12/01/21                        12/11 at 100.00        A3   1,239,120
       2,000  5.000%, 12/01/26                        12/11 at 100.00        A3   1,954,880

         910 Ohio Higher Educational Facilities          No Opt. Call        AA   1,101,937
              Commission, Revenue Bonds (Case
              Western Reserve University Project),
              Series 1990B, 6.500%, 10/01/20

       3,000 Ohio Higher Educational Facilities       10/12 at 100.00    VMIG-1   3,164,160
              Commission, Revenue Bonds (Case
              Western Reserve University Project),
              Series 2002B, 5.500%, 10/01/22

             University of Cincinnati, Ohio, General
              Receipts Bonds, Series 2001A:
       1,500  5.750%, 6/01/18                          6/11 at 101.00       AAA   1,647,705
       1,520  5.750%, 6/01/19                          6/11 at 101.00       AAA   1,664,020
       2,000  5.250%, 6/01/24                          6/11 at 101.00       AAA   2,051,920

       4,250 University of Cincinnati, Ohio, General   6/07 at 100.00       AAA   4,360,925
              Receipts Bonds, 5.375%, 6/01/20
-------------------------------------------------------------------------------------------
             Healthcare - 15.5%

      10,000 Akron, Bath and Copley, Ohio, Joint      11/09 at 101.00      Baa1   8,672,700
              Township Hospital District, Hospital
              Facilities Revenue Bonds (Summa Health
              System Project), Series 1998A, 5.375%,
              11/15/24

      11,900 Cuyahoga County, Ohio, Hospital           2/09 at 101.00        A-  12,211,066
              Improvement Revenue Bonds (The
              MetroHealth System Project), Series
              1999, 6.125%, 2/15/24

       1,000 Cuyahoga County, Ohio, Hospital           2/07 at 102.00       AAA   1,084,750
              Improvement and Refunding Revenue
              Bonds (The MetroHealth System
              Project), Series 1997, 5.625%, 2/15/17

       2,500 Erie County, Ohio, Hospital Facilities    8/12 at 101.00         A   2,499,750
              Revenue Bonds (Firelands Regional
              Medical Center), Series 2002A, 5.625%,
              8/15/32

             Franklin County, Ohio, Hospital
             Refunding and Improvement Revenue Bonds
             (The Children's Hospital Project),
             Series 1996A:
       1,575  5.750%, 11/01/15                        11/06 at 101.00       Aa2   1,640,882
       5,275  5.875%, 11/01/25                        11/06 at 101.00       Aa2   5,382,927

             Franklin County, Ohio, Hospital Revenue
              Bonds (Holy Cross Health Systems
              Corporation), Series 1996:
         965  5.800%, 6/01/16                          6/06 at 102.00       AA-   1,006,891
       2,000  5.875%, 6/01/21                          6/06 at 102.00       AA-   2,066,320

       5,690 Lorain County, Ohio, Hospital            11/05 at 102.00       AAA   5,817,911
              Facilities Revenue and Refunding Bonds
              (EMH Regional Medical Center),
              Series 1995, 5.375%, 11/01/21

       2,000 Marion County, Ohio, Hospital Refunding   5/06 at 102.00      BBB+   2,107,780
              and Improvement Revenue Bonds (The
              Community Hospital), Series 1996,
              6.375%, 5/15/11

       1,250 Maumee, Ohio, Hospital Facilities        12/04 at 102.00       AAA   1,306,525
              Revenue Bonds (St. Luke's Hospital),
              Series 1994, 5.800%, 12/01/14

----
34

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,000 Miami County, Ohio, Hospital Facilities   5/06 at 102.00      BBB+ $ 2,056,600
              Revenue Refunding and Improvement
              Bonds (Upper Valley Medical Center),
              Series 1996A, 6.250%, 5/15/16

       4,205 Miami County, Ohio, Hospital Facilities   5/06 at 102.00      BBB+   4,387,119
              Revenue Refunding and Improvement
              Bonds (Upper Valley Medical Center),
              Series 1996C, 6.250%, 5/15/13

       4,000 Middleburg Heights, Ohio, Hospital        8/08 at 102.00       AAA   4,291,400
              Improvement Refunding Revenue Bonds
              (Southwest General Health Center
              Project), Series 1995, 5.625%, 8/15/15

             Montgomery County, Ohio, Hospital
             Facilities Revenue Refunding and
             Improvement Bonds (Kettering Medical
             Center), Series 1996:
       1,500  5.625%, 4/01/16                          4/06 at 102.00       AAA   1,624,035
       7,000  6.250%, 4/01/20                            No Opt. Call       AAA   8,189,510

       9,500 Montgomery County, Ohio, Hospital         4/10 at 101.00      BBB+   9,907,360
              Facilities Revenue Bonds (Kettering
              Medical Center Network Obligated
              Group), Series 1999, 6.750%, 4/01/22

      13,000 Montgomery County, Ohio, Revenue Bonds    9/11 at 100.00        AA  12,998,830
              (Catholic Health Initiatives), Series
              2001, 5.375%, 9/01/21

       1,250 Parma, Ohio, Hospital Improvement and    11/08 at 101.00        A-   1,230,613
              Refunding Revenue Bonds (The Parma
              Community Hospital Association),
              Series 1998, 5.350%, 11/01/18

       2,000 Richland County, Ohio, Hospital          11/10 at 101.00        A-   2,085,780
              Facilities Revenue Improvement Bonds
              (MedCentral Health System Obligated
              Group), Series 2000B, 6.375%, 11/15/22

       1,200 Tuscarawas County, Ohio, Hospital        10/11 at 101.00        AA   1,198,488
              Facilities Revenue Bonds (Union
              Hospital Project), Series 2001,
              5.250%, 10/01/31
-------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.3%

       1,560 Butler County, Ohio, Multifamily          9/08 at 103.00       N/R   1,439,896
              Housing Revenue Bonds (Anthony Wayne
              Apartments Project), Series 1998,
              6.500%, 9/01/30 (Alternative Minimum
              Tax)

       1,120 Clark County, Ohio, Multifamily Housing  11/08 at 103.00       N/R   1,026,424
              Revenue Bonds (Church of God
              Retirement Home), Series 1998, 6.250%,
              11/01/30 (Alternative Minimum Tax)

      16,105 Franklin County, Ohio, Mortgage Revenue  10/07 at 103.00       Aaa  16,233,679
              Bonds (Columbus Properties
              Project - GNMA Collateralized), Series
              1997, 5.600%, 4/20/39 (Alternative
              Minimum Tax)

       3,045 Franklin County, Ohio, Multifamily        9/11 at 102.00       Aaa   3,113,086
              Housing Mortgage Revenue Bonds
              (Carriage House Apartments
              Project - GNMA Collateralized), Series
              2002, 5.400%, 3/20/37

       2,705 Henry County, Ohio, Healthcare Facility   8/09 at 102.00       AAA   2,898,164
              Revenue Bonds (The Alpine Village
              Project - GNMA Collateralized), Series
              1999, 6.375%, 2/20/41

       6,315 Ohio Capital Corporation for Housing,     2/09 at 102.00       Aa2   6,580,862
              Mortgage Revenue Refunding Bonds
              (FHA-Insured Mortgage Loans - Section
              8 Assisted Projects), Series 1999G,
              5.950%, 2/01/23
-------------------------------------------------------------------------------------------
             Housing/Single Family - 5.8%

       2,490 Ohio Housing Finance Agency,              7/09 at 100.00       Aaa   2,555,661
              Residential Mortgage Revenue Bonds
              (Mortgage-Backed Securities Program),
              Fixed Rate Series 1999C, 5.750%,
              9/01/30 (Alternative Minimum Tax)

       4,585 Ohio Housing Finance Agency,              9/07 at 102.00       Aaa   4,708,291
              Residential Mortgage Revenue Bonds
              (Mortgage-Backed Securities Program),
              Series 1996B-3, 5.750%, 9/01/28
              (Alternative Minimum Tax)

       4,295 Ohio Housing Finance Agency,              9/07 at 102.00       Aaa   4,410,493
              Residential Mortgage Revenue Bonds,
              Series 1997C, 5.750%, 9/01/28
              (Alternative Minimum Tax)

       5,290 Ohio Housing Finance Agency,              3/08 at 101.50       AAA   5,330,098
              Residential Mortgage Revenue Bonds,
              Series 1998-A1, 5.300%, 9/01/19
              (Alternative Minimum Tax)

       1,630 Ohio Housing Finance Agency,              9/04 at 102.00       Aaa   1,693,570
              Residential Mortgage Revenue Bonds
              (GNMA Mortgage-Backed Securities
              Program), Series 1994-A1, 6.100%,
              9/01/14

       2,615 Ohio Housing Finance Agency,              9/04 at 102.00       AAA   2,726,477
              Residential Mortgage Revenue Bonds,
              Series 1994-B1, 6.375%, 9/01/14

      12,270 Ohio Housing Finance Agency,              9/07 at 102.00       Aaa  12,847,426
              Residential Mortgage Revenue Bonds,
              Series 1997A (Remarketed),
              6.150%, 3/01/29 (Alternative Minimum
              Tax)
-------------------------------------------------------------------------------------------
             Industrial/Other - 0.8%

       2,580 Cuyahoga County (Cleveland), Ohio, Port   5/08 at 102.00       N/R   2,545,325
              Authority, Development Revenue Bonds
              (Port of Cleveland Bond
              Fund - Jergens, Inc., Project), Series
              1998A, 5.375%, 5/15/18 (Alternative
              Minimum Tax)

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35

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Industrial/Other (continued)

             State of Ohio, Economic Development
              Revenue Bonds, Ohio Enterprise Bond
              Fund Loan, Series 2002-4:
    $    500  5.000%, 6/01/15 (Alternative Minimum     6/12 at 102.00        A- $  488,865
              Tax)
         675  5.450%, 6/01/22 (Alternative Minimum     6/12 at 102.00        A-    659,320
              Tax)

       1,020 State of Ohio, Economic Development         No Opt. Call        A-  1,021,999
              Revenue Bonds, Ohio Enterprise Bond
              Fund Loan, Series 2002-7,
              5.850%, 12/01/22 (Alternative Minimum
              Tax) (WI, settling 12/12/02)
------------------------------------------------------------------------------------------
             Long-Term Care - 1.8%

       1,805 Cuyahoga County, Ohio, Industrial         2/03 at 102.00       AAA  1,847,363
              Development Refunding Revenue Bonds,
              Series 1991 (University Healthcare
              Center Project), 7.300%, 8/01/11

       3,120 Franklin County, Ohio, Healthcare        11/05 at 102.00       Aa2  3,295,375
              Facilities Revenue Bonds (Heinzerling
              Foundation), Series 1995,
              6.200%, 11/01/20

         540 Franklin County, Ohio, Hospital Revenue   2/03 at 101.00       N/R    546,161
              Refunding FHA-Insured Mortgage Loan
              (Worthington Christian Village Nursing
              Home), Series 1992, 7.000%, 8/01/16

       1,250 Hamilton County, Ohio, Healthcare        10/08 at 101.00      BBB+  1,101,450
              Facilities Revenue Bonds (Twin
              Towers), Series 1998A, 5.125%, 10/01/23

         940 Marion County, Ohio, Healthcare          11/03 at 102.00      BBB-    968,040
              Facilities Refunding and Improvement
              Revenue Bonds (United Church Homes,
              Inc. Project), Series 1993, 6.375%,
              11/15/10

         750 Marion County, Ohio, Healthcare          11/03 at 102.00      BBB-    762,345
              Facilities Refunding and Improvement
              Revenue Bonds (United Church Homes,
              Inc. Project), Series 1993, 6.300%,
              11/15/15

       1,865 Napoleon, Ohio, Healthcare Facilities     9/04 at 102.00       Aa2  1,967,594
              Mortgage Revenue Refunding Bonds (The
              Lutheran Orphans and Old Folks Home
              Society at Napoleon, Ohio,
              Inc. - FHA-Insured Project), Series
              1994, 6.875%, 8/01/23
------------------------------------------------------------------------------------------
             Tax Obligation/General - 21.3%

             Adams and Highland Counties, Ohio,
             Adams County/Ohio Valley School
             District, School Improvement Bonds
             (General Obligation - Unlimited Tax),
             Series 1995:
       6,000  7.000%, 12/01/15                           No Opt. Call       AAA  7,537,200
       9,500  5.250%, 12/01/21                        12/05 at 102.00       AAA  9,711,470

         600 Lucas, Wood and Fulton Counties, Ohio,      No Opt. Call       AAA    367,266
              Anthony Wayne Local School District,
              School Facilities Construction and
              Improvement Bonds, 0.000%, 12/01/13

       1,000 Aurora, Ohio, City School District,      12/05 at 102.00       AAA  1,096,580
              School Improvement Bonds (General
              Obligation - Unlimited Tax),
              Series 1995, 5.800%, 12/01/16

         700 Medina County, Ohio, Buckeye Local       12/10 at 100.00       Aaa    726,831
              School District, Construction and
              Improvement Bonds (General
              Obligation), Series 2000, 5.500%,
              12/01/25

       2,500 Buckeye Valley, Ohio, Local School          No Opt. Call       AAA  3,071,150
              District, School Improvement Bonds
              (General Obligation - Unlimited Tax),
              Series 1995A, 6.850%, 12/01/15

             Butler County, Ohio, General Obligation
              Bonds, Series 2002:
       1,345  5.000%, 12/01/21                        12/12 at 100.00       Aaa  1,360,333
       1,200  5.000%, 12/01/22                        12/12 at 101.00       Aaa  1,206,564
       2,140  5.250%, 12/01/22                        12/12 at 101.00       Aa3  2,207,731

       3,385 Butler County, Ohio, Lakota Local         6/11 at 100.00       Aaa  3,415,871
              School District, School Improvement
              and Refunding Bonds (General
              Obligation - Unlimited Tax), Series
              2001, 5.125%, 12/01/26

       3,560 Franklin and Fairfield Counties, Ohio,   12/11 at 100.00       Aaa  3,552,275
              Canal Winchester Local School
              District, School Facilities
              Construction and Improvement Bonds,
              Series 2001B, 5.000%, 12/01/28

             Chesapeake-Union, Ohio, Exempt Village
              School District, General Obligation
              Bonds, Series 1986:
         125  8.500%, 12/01/04                           No Opt. Call       N/R    139,598
         125  8.500%, 12/01/05                           No Opt. Call       N/R    144,833
         125  8.500%, 12/01/06                           No Opt. Call       N/R    148,401
         125  8.500%, 12/01/07                           No Opt. Call       N/R    151,533
         125  8.500%, 12/01/08                           No Opt. Call       N/R    153,568
         130  8.500%, 12/01/09                           No Opt. Call       N/R    162,013

----
36

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Hamilton County (Cincinnati), Ohio,
              City School District, General
              Obligation Bonds, Series 2001:
    $  2,000  5.375%, 12/01/15                        12/11 at 100.00       AAA $2,159,900
       6,745  5.375%, 12/01/16                        12/11 at 100.00       AAA  7,232,191
       1,255  5.375%, 12/01/17                        12/11 at 100.00       AAA  1,337,968

       3,500 Clark County, Ohio, Board of Education   12/11 at 102.00       Aaa  3,583,090
              of Springfield City School District,
              General Obligation Bonds, Series 2001,
              5.200%, 12/01/23

       3,805 Cleveland, Ohio, General Obligation      12/12 at 100.00       AAA  3,916,905
             Bonds, Series 2002, 5.250%, 12/01/22
             (WI, settling 12/11/02)

             Franklin County (Columbus), Ohio, Sewer
             System Improvement Bonds (General
             Obligation), Series 1985:
         590  9.375%, 4/15/06                            No Opt. Call       AAA    720,573
         500  9.375%, 4/15/07                            No Opt. Call       AAA    633,165

       7,045 Columbus, Ohio, Various Purpose Bonds    11/10 at 101.00       AAA  7,401,829
              (General Obligation - Unlimited Tax),
              Series 2000, 5.250%, 11/15/17

       1,000 Cuyahoga County, Ohio, Various Purpose      No Opt. Call       AA+  1,107,620
              Refunding Bonds (General
              Obligation - Limited Tax),
              Series 1993B, 5.250%, 10/01/13

       1,345 Cuyahoga County, Ohio, General              No Opt. Call       AA+  1,508,754
              Obligation Limited Tax Bonds, 5.650%,
              5/15/18

       5,830 Cuyahoga County, Ohio, Capital           12/10 at 100.00       AA+  6,391,254
              Improvement Bonds (General
              Obligation - Limited Tax), Series
              2000, 5.750%, 12/01/16

       1,000 Cuyahoga County, Ohio, Garfield Heights  12/11 at 100.00       Aaa  1,072,460
              City School District, General
              Obligation School Improvement Bonds,
              Series 2001, 5.500%, 12/15/18

         750 Defiance, Ohio, Waterworks System        12/04 at 102.00       AAA    788,543
              Improvement Bonds, Series 1994,
              6.200%, 12/01/20

             Delaware County, Ohio, City School
             District, School Facilities
             Construction and Improvement Bonds
             (General Obligation - Unlimited Tax):
       1,000  0.000%, 12/01/10                           No Opt. Call       AAA    725,430
       1,000  0.000%, 12/01/11                           No Opt. Call       AAA    684,730

       4,035 Delaware and Franklin Counties, Ohio,    12/09 at 101.00        AA  4,029,270
              Olentangy Local School District,
              Various Purpose Bonds, Series 1999,
              5.000%, 12/01/27

       1,000 Evergreen, Ohio, Local School District,  12/09 at 101.00       Aaa  1,053,960
              School Improvement Bonds (General
              Obligation - Unlimited Tax), Series
              1999, 5.625%, 12/01/24

       1,000 Franklin County, Ohio, Grandview         12/05 at 101.00        AA  1,056,060
              Heights City School District, School
              Facilities Construction and
              Improvement Bonds (General
              Obligation - Unlimited Tax), 6.100%,
              12/01/19

       4,040 Franklin County, Ohio, Refunding Bonds   12/08 at 102.00       AAA  4,301,954
              (General Obligation - Limited Tax),
              Series 1993, 5.375%, 12/01/20

       4,000 Franklin and Delaware Counties, Ohio,     6/11 at 100.00       AAA  3,994,320
              Westerville City School District,
              General Obligation Various Purpose
              Bonds, Series 2001, 5.000%, 12/01/27

         420 Geauga County, Ohio, Sewer District      12/05 at 102.00       Aa2    480,442
              Improvement Bonds (General
              Obligation - Limited Tax) (Bainbridge
              Water Project), 6.850%, 12/01/10

       3,000 Granville, Ohio, Exempt Village School   12/11 at 100.00       Aa3  3,120,030
              District, General Obligation Bonds,
              Series 2001, 5.500%, 12/01/28

       1,000 Huron County, Ohio, Correctional         12/07 at 102.00       AAA  1,123,810
              Facility Bonds (General
              Obligation - Limited Tax), 5.850%,
              12/01/16

       1,070 Kettering, Ohio, General Obligation      12/02 at 101.00       Aa3  1,084,563
              Limited Tax Bonds, 6.650%, 12/01/12

       1,000 Kettering, Ohio, City School District,   12/05 at 101.00       AAA  1,013,490
              General Obligation Unlimited Tax
              Bonds, 5.250%, 12/01/22

         500 Kirtland, Ohio, Local School District,   12/02 at 100.00       N/R    501,660
              School Improvement Bonds (General
              Obligation - Unlimited Tax),
              Series 1989, 7.500%, 12/01/09

         555 Lake County, Ohio, Sewer District           No Opt. Call       Aa2    598,695
              Limited Tax Improvement Bonds, Series
              2000, 5.600%, 12/01/20

       1,440 Lakewood, Ohio, General Obligation       12/05 at 102.00       Aa3  1,573,877
              Bonds, Series 1995B, 5.750%, 12/01/15

       1,200 Licking County, Ohio, Heath City School  12/10 at 100.00       Aaa  1,250,424
              District, School Improvement Bonds
              (General Obligation - Unlimited Tax),
              Series 2000A, 5.500%, 12/01/27

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37

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Logan County, Ohio, General Obligation
              Bonds:
    $    155  7.750%, 12/01/02                           No Opt. Call        A+ $   155,054
         155  7.750%, 12/01/03                           No Opt. Call        A+     164,750
         155  7.750%, 12/01/04                           No Opt. Call        A+     173,073
         155  7.750%, 12/01/05                           No Opt. Call        A+     179,803
         155  7.750%, 12/01/06                           No Opt. Call        A+     185,251

         345 Lucas County, Ohio, General Obligation   12/02 at 102.00        A1     351,990
              Bonds (Various Improvements), Series
              1992, 6.650%, 12/01/12

       1,000 Lucas County, Ohio, General Obligation   12/05 at 102.00       AAA   1,082,100
              Bonds, Series 1995-1, 5.400%, 12/01/15

       1,750 Medina County, Ohio, City School         12/09 at 100.00       AAA   1,782,305
              District, School Building Construction
              Bonds (General Obligation - Unlimited
              Tax), Series 1999, 5.250%, 12/01/28

       2,500 Morrow and Delaware Counties, Ohio,      12/11 at 100.00       Aaa   2,498,250
              Highland Local School District,
              General Obligation Bonds, Series 2001,
              5.000%, 12/01/26

             North Royalton, Ohio, City School
              District, School Improvement Bonds,
              Series 1994:
       2,200  6.000%, 12/01/14                        12/09 at 102.00       AAA   2,515,128
       2,400  6.100%, 12/01/19                        12/09 at 102.00       AAA   2,729,472

         500 Pickerington, Ohio, Local School            No Opt. Call       AAA     342,365
              District, General Obligation Bonds,
              0.000%, 12/01/11

       1,000 Revere, Ohio, Local School District,     12/03 at 102.00       AAA   1,054,510
              School Improvement Bonds, Series 1993
              (General Obligation - Unlimited Tax),
              6.000%, 12/01/16

       3,250 Stark, Summit and Wayne Counties, Ohio,  12/12 at 100.00       Aaa   3,114,053
              Northwest Local School District,
              General Obligation Bonds, Series 2002,
              4.750%, 12/01/29

       1,000 State of Ohio, Full Faith and Credit        No Opt. Call       AA+   1,157,630
              Infrastructure Improvement Bonds
              (General Obligation), Series 1994,
              6.000%, 8/01/10

       2,340 Stow, Ohio, Safety Center Construction   12/05 at 102.00        A1   2,463,248
              Bonds (General Obligation - Limited
              Tax), 6.200%, 12/01/20

          30 Strongsville, Ohio, Various Purpose      12/06 at 102.00       Aa2      33,153
              Improvement Bonds (General
              Obligation - Limited Tax),
              Series 1996, 5.950%, 12/01/21

       1,315 Summit County, Ohio, General Obligation     No Opt. Call       AAA   1,431,496
              Bonds, Series 2002R Refunding, 5.500%,
              12/01/21

       2,290 Tipp City, Ohio, Exempted Village         6/11 at 100.00       Aaa   2,292,359
              School District, School Facilities
              Construction and Improvement Bonds,
              Series 2001, 5.000%, 12/01/24

         540 Trumbull County, Ohio, General           12/04 at 102.00       AAA     592,207
              Obligation Sewer Bonds, Series 1994,
              6.200%, 12/01/14

       1,910 Vandalia, Ohio, General Obligation       12/06 at 101.00       Aa3   2,085,453
              Bonds, 5.850%, 12/01/21

         300 Youngstown, Ohio, General Obligation     12/04 at 102.00       AAA     328,065
              Limited Tax Bonds, Series 1994,
              6.125%, 12/01/14
-------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.6%

         500 Athens County, Ohio, Community Mental    12/02 at 101.00        A+     506,640
              Health Revenue Bonds, 1991 Series I,
              6.900%, 6/01/10

       6,300 Cleveland, Ohio, Certificates of         11/07 at 102.00       AAA   6,404,832
              Participation (Cleveland Stadium
              Project), Series 1997, 5.250%, 11/15/27

       1,000 Deerfield Township, Ohio, Tax Increment  12/11 at 101.00       Aaa   1,000,390
              Revenue Notes, Series 2001B, 5.000%,
              12/01/25

       3,300 Hamilton County, Ohio, Sales Tax Bonds,     No Opt. Call       Aaa     817,410
              Subordinate Series B, 0.000%, 12/01/28

       1,000 Butler County (Hamilton), Ohio, One      11/11 at 101.00       Aaa   1,071,440
              Renaissance Center Acquisition Bonds
              (General Obligation - Limited Tax),
              Series 2001, 5.375%, 11/01/17

       1,485 New Albany, Ohio, Community Authority,    4/12 at 100.00       AAA   1,611,864
              Community Facilities Revenue Bonds,
              Series 2001B Refunding, 5.500%,
              10/01/16

       8,140 State of Ohio, Higher Education Capital   2/11 at 100.00       AA+   8,289,776
              Facilities Bonds, Series II-2001A,
              5.000%, 2/01/20

       1,050 Ohio Building Authority, State            4/12 at 100.00       AAA   1,052,646
              Facilities Bonds (Administrative
              Building Fund Projects), Series 2002A,
              5.000%, 4/01/22

       1,100 Ohio Department of Transportation,        4/03 at 101.00       AAA   1,125,960
              Certificates of Participation
              (Panhandle Rail Line Project),
              Series 1992A, 6.500%, 4/15/12

      11,700 Puerto Rico Highway and Transportation      No Opt. Call       AAA  13,438,971
              Authority, Highway Revenue Bonds
              (Reset Option Long Certificates),
              Series 1996Y II-R-66, 9.650%, 1/01/13
              (IF)

----
38

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------

             Tax Obligation/Limited (continued)

    $  6,550 Puerto Rico Public Buildings Authority,     No Opt. Call       N/R $ 7,830,460
              Guaranteed Revenue Bonds (Reset Option
              Long Trust Certificates), Series 1993L
              II-R-56, 9.650%, 7/01/18 (IF)

       2,000 Summit County, Ohio, Port Authority,     12/11 at 100.00       AAA   1,985,960
              Revenue Bonds (Civic Theatre Project),
              Series 2001, 5.000%, 12/01/33
-------------------------------------------------------------------------------------------

             Transportation - 5.2%

             Cleveland, Ohio, Airport System Revenue
              Bonds, Series 2000A:
       5,000  5.250%, 1/01/16                          1/10 at 101.00       AAA   5,256,900
       5,000  5.000%, 1/01/31                          1/10 at 101.00       AAA   4,966,200

       7,300 Dayton, Ohio, Special Facilities          2/08 at 102.00       BB+   5,324,182
              Revenue Refunding Bonds (Emery Air
              Freight Corporation and Emery
              Worldwide Airlines, Inc. -
              Guarantors), Series 1998A, 5.625%,
              2/01/18

       5,000 Ohio Turnpike Commission, Turnpike          No Opt. Call       AA-   5,778,250
              Revenue Bonds (Residual Option Longs),
              Series 1998A Refunding, Series
              II-R-51, 9.670%, 2/15/24 (IF)

       7,500 Ohio Turnpike Commission, Turnpike          No Opt. Call       Aaa   9,232,875
              Revenue Bonds (Residual Option Longs),
              Series II-R-75, 9.670%, 2/15/12 (IF)
-------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.2%

       3,955 Akron, Ohio, Various Purpose             12/04 at 102.00       AAA   4,420,504
              Improvement Bonds (General
              Obligation - Limited Tax), Series
              1994, 6.750%, 12/01/14 (Pre-refunded
              to 12/01/04)

         730 Athens County (Athens), Ohio, Sanitary   12/09 at 100.00    N/R***     866,554
              Sewer System Mortgage Revenue Bonds,
              Series 1989, 7.300%, 12/01/14
              (Pre-refunded to 12/01/09)

       2,905 Clermont County, Ohio, Board of          12/05 at 102.00       AAA   3,319,863
              Education of Batavia Local School
              District, School Improvement Bonds
              (Unlimited Tax), Series 1995 (Bank
              Qualified), 6.300%, 12/01/22
              (Pre-refunded to 12/01/05)

             Cleveland, Ohio, General Obligation
              Bonds, Series 1988:
       1,010  7.500%, 8/01/08 (Pre-refunded to         2/03 at 100.00       AAA   1,020,767
              2/01/03)
       1,010  7.500%, 8/01/09 (Pre-refunded to         2/03 at 100.00       AAA   1,020,767
              2/01/03)

       4,745 Cleveland, Ohio, Various Purpose         11/04 at 102.00       AAA   5,283,463
              General Obligation Bonds, Series 1994,
              6.625%, 11/15/14 (Pre-refunded to
              11/15/04)

             Cleveland, Ohio, Waterworks Improvement
             and Refunding Revenue Bonds, 1st
             Mortgage Series 1996-H:
       2,280  5.750%, 1/01/21 (Pre-refunded to         1/06 at 102.00       AAA   2,554,580
              1/01/06)
       5,795  5.750%, 1/01/26 (Pre-refunded to         1/06 at 102.00       AAA   6,492,892
              1/01/06)

         550 Columbiana County, Ohio, County Jail     12/04 at 102.00     AA***     613,470
              Facilities Construction Bonds (General
              Obligation - Unlimited Tax), 6.600%,
              12/01/17 (Pre-refunded to 12/01/04)

             Cuyahoga County, Ohio, Hospital Revenue
              Bonds (Meridia Health System), Series
              1995:
         250  6.250%, 8/15/14 (Pre-refunded to         8/05 at 102.00       AAA     282,295
              8/15/05)
       5,500  6.250%, 8/15/24 (Pre-refunded to         8/05 at 102.00       AAA   6,210,490
              8/15/05)

       1,000 Lakeview, Ohio, Local School District,   12/04 at 102.00       AAA   1,121,710
              General Obligation Bonds, 6.900%,
              12/01/14
               (Pre-refunded to 12/01/04)

       1,000 Butler County, Ohio, Lakota Local        12/05 at 100.00       AAA   1,117,660
              School District, School Improvement
              Bonds (General Obligation -  Unlimited
              Tax), Series 1994, 6.125%, 12/01/17
              (Pre-refunded to 12/01/05)

       1,405 Lorain, Ohio, Hospital Refunding          5/03 at 102.00     A1***   1,439,057
              Revenue Bonds (Lakeland Community
              Hospital, Inc.), Series 1992, 6.500%,
              11/15/12

      11,000 Montgomery County, Ohio, Health System    1/08 at 102.00   Baa2***  12,270,060
              Revenue Bonds, Franciscan Medical
              Center Dayton Campus Issue, Series
              1997, 5.500%, 7/01/18 (Pre-refunded to
              1/01/08)

             Ohio Housing Finance Agency, Single
              Family Mortgage Revenue Bonds:
       5,700  0.000%, 1/15/15 (Pre-refunded to          7/11 at 70.48       AAA   2,782,968
              7/15/11)
       6,460  0.000%, 1/15/15 (Pre-refunded to          1/11 at 67.04       AAA   3,064,753
              1/15/11)

             State of Ohio, Full Faith and Credit
              Infrastructure Improvement Bonds
              (General Obligation), Series 1995:
         750  6.200%, 8/01/13 (Pre-refunded to         8/05 at 102.00    AA+***     844,860
              8/01/05)
       2,000  6.200%, 8/01/14 (Pre-refunded to         8/05 at 102.00    AA+***   2,252,960
              8/01/05)

----
39

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,500 Ohio Building Authority, State           10/04 at 102.00       AAA $  1,660,965
              Facilities Revenue Bonds (Juvenile
              Correctional Building Fund Projects),
              Series 1994A, 6.600%, 10/01/14
              (Pre-refunded to 10/01/04)

       2,025 Ohio Higher Educational Facilities       12/03 at 102.00       AAA    2,170,355
              Commission, Revenue Bonds (University
              of Dayton Project), Series 1992,
              6.600%, 12/01/17 (Pre-refunded to
              12/01/03)

       5,065 Ohio Water Development Authority, Water     No Opt. Call       AAA    5,814,975
              Development Revenue Bonds (Pure Water
              1990),
               Series I, 6.000%, 12/01/16

       2,840 Strongsville, Ohio, Various Purpose      12/06 at 102.00    Aa2***    3,268,329
              Improvement Bonds (General
              Obligation - Limited Tax),
               Series 1996, 5.950%, 12/01/21
              (Pre-refunded to 12/01/06)

       1,000 Woodridge, Ohio, Local School District,  12/04 at 102.00       AAA    1,103,200
              General Obligation Bonds, 6.000%,
              12/01/19
               (Pre-refunded to 12/01/04)

       1,230 Youngstown, Ohio, State University,      12/04 at 102.00       AAA    1,358,769
              General Receipts Bonds, 6.000%,
              12/15/16
               (Pre-refunded to 12/15/04)
--------------------------------------------------------------------------------------------
             Utilities - 9.6%

       1,535 Cleveland, Ohio, Public Power System,       No Opt. Call       AAA      942,475
              First Mortgage Revenue Bonds, Series
              1994A, 0.000%, 11/15/13

       2,500 Cleveland, Ohio, Public Power System,    11/06 at 102.00       AAA    2,494,975
              First Mortgage Revenue Refunding
              Bonds, Series 1996 (Subseries 1),
              5.000%, 11/15/24

       3,695 Ohio Municipal Electric Generation        2/03 at 102.00       AAA    3,726,075
              Agency, Revenue Bonds (American
              Municipal Power, Inc.), 5.375%, 2/15/24

             Ohio Air Quality Development Authority,
             Revenue Bonds (Columbus Southern Power
             Company Project), 1985 Series A:
       1,750  6.375%, 12/01/20                        12/02 at 102.00       AAA    1,790,740
       4,500  6.250%, 12/01/20                         6/03 at 102.00        A3    4,558,590

      12,000 Ohio Air Quality Development Authority,   9/05 at 102.00        A3   12,158,880
              Air Quality Development Revenue
              Refunding Bonds
               (The Dayton Power and Light Company
              Project), 1995 Series, 6.100%, 9/01/30

       5,000 Ohio Air Quality Development Authority,   4/07 at 102.00       AAA    5,136,200
              Air Quality Development Revenue Bonds
              (JMG Funding, Limited Partnership
              Project), 1997 Series, 5.625%, 1/01/23
              (Alternative Minimum Tax)

         500 Ohio Water Development Authority,         2/03 at 102.00        A2      508,335
              Collateralized Water Development
              Revenue Refunding Bonds
               (The Dayton Power and Light Company
              Project), 1992 Series A, 6.400%,
              8/15/27

      21,850 Ohio Water Development Authority, Solid   9/08 at 102.00       N/R   19,833,901
              Waste Disposal Revenue Bonds (Bay
              Shore Power Project), Convertible
              Series 1998A, 5.875%, 9/01/20
              (Alternative Minimum Tax)

       1,545 Puerto Rico Electric Power Authority,       No Opt. Call        A-      766,814
              Power Revenue Refunding Bonds, Series
              O, 0.000%, 7/01/17

       4,500 Puerto Rico Industrial, Tourist,          6/10 at 101.00      Baa2    4,651,920
              Educational, Medical and Environmental
              Control Facilities Financing
              Authority, Cogeneration Facility
              Revenue Bonds, 2000 Series A, 6.625%,
              6/01/26
               (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------
             Water and Sewer - 4.0%

       3,000 Butler County, Ohio, Sewer System        12/06 at 101.00       AAA    3,052,080
              Revenue Bonds, Series 1996, 5.250%,
              12/01/21

      10,000 Cleveland, Ohio, Waterworks Improvement     No Opt. Call       AAA   10,807,900
              First Mortgage Refunding Revenue
              Bonds, Series 1993G, 5.500%, 1/01/21

       1,600 Greene County, Ohio, Water System        12/07 at 102.00       AAA    1,812,288
              Revenue Bonds, Series 1996, 6.125%,
              12/01/21

       4,260 Ohio Water Development Authority, Water  12/07 at 102.00       AAA    4,374,932
              Development Revenue Bonds, Community
              Assistance Program, Series 1997,
              5.375%, 12/01/24

       2,000 Ohio Water Development Authority, Water   6/08 at 101.00       AAA    2,017,600
              Development Revenue Bonds (Fresh
              Water), Series 1998, 5.125%, 12/01/23

         750 Toledo, Ohio, Sewer System Revenue       11/04 at 102.00       AAA      823,160
              Mortgage Bonds, 6.350%, 11/15/17

         500 Toledo, Ohio, Waterworks Revenue         11/04 at 102.00       AAA      549,300
              Refunding, Mortgage Bonds, 6.450%,
              11/15/24
--------------------------------------------------------------------------------------------
    $558,830 Total Long-Term Investment (cost                                    570,718,049
              $543,890,980) - 96.5%
--------------------------------------------------------------------------------------------

----
40

   Principal                                                            Market
Amount (000) Description                                Ratings**        Value
------------------------------------------------------------------------------

             Short-Term Investments - 0.5%

    $  3,000 Ohio Air Quality Development Authority,       VMIG-1 $  3,000,000
              Pollution Control Revenue Refunding
              Bonds (The Toledo Edison Company
              Project), Variable Rate Demand Bonds,
              Series 2000A, 1.300%, 4/01/24+
------------------------------------------------------------------------------
    $  3,000 Total Short-Term Investments (cost                      3,000,000
              $3,000,000)
------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 3.0%                   17,905,616

             ----------------------------------------------------------------
             Net Assets - 100%                                    $591,623,665

             ----------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.
         (IF) Inverse floating rate security.
          (+) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes based on market conditions or a specified market index.



                                See accompanying notes to financial statements.

----
41

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND
November 30, 2002



   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Basic Materials - 1.4%

     $ 1,000 Green Bay, Wisconsin, Redevelopment         No Opt. Call       Ba1 $  706,810
              Authority, Industrial Development
              Revenue Bonds, Series 1999, Fort James
              Project, 5.600%, 5/01/19
------------------------------------------------------------------------------------------
             Capital Goods - 0.6%

         300 Menomomee Falls, Wisconsin, Community     3/03 at 101.00       N/R    304,257
              Development Authority, Development
              Revenue Bonds, Series 1996 (Herker
              Industries, Inc. Project), 5.250%,
              3/01/08 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.1%

         475 Ashland, Wisconsin, Housing Authority,    4/08 at 100.00       Aa1    476,838
              Student Housing Revenue Bonds, Series
              1998 (Northland College Project),
              5.100%, 4/01/18

         500 Madison, Wisconsin, Community            11/06 at 102.00       AA-    503,930
              Development Authority, Fixed Rate
              Development Revenue Bonds (Fluno
              Center Project), Series 1998A, 5.000%,
              11/01/20

         500 Milwaukee, Wisconsin, Redevelopment      11/12 at 100.00       AAA    483,405
              Authority, Revenue Bonds, Marquette
              University, Series 2002 Refunding,
              4.350%, 11/01/18

         370 Puerto Rico Industrial, Tourist,          2/09 at 101.00       BBB    361,838
              Educational, Medical and Environmental
              Control Facilities Financing
              Authority, Higher Education Revenue
              Bonds (Ana G. Mendez University System
              Project), Series 1999, 5.375%, 2/01/29

         200 Puerto Rico Industrial, Educational,      9/11 at 100.00       BBB    200,052
              Medical and Environmental Control
              Facilities Financing Authority, Higher
              Education Revenue Bonds (University of
              the Sacred Heart Project), Series
              2001, 5.250%, 9/01/21

       1,000 Puerto Rico Industrial, Tourist,         12/12 at 101.00       BBB    993,540
              Educational, Medical and Environmental
              Control Facilities Financing
              Authority, Higher Education Revenue
              Bonds (Ana G. Mendez University System
              Project), Series 2002 Refunding,
              5.500%, 12/01/31
------------------------------------------------------------------------------------------
             Healthcare - 4.4%

         500 Puerto Rico Industrial, Tourist,          1/05 at 102.00       AAA    544,770
              Educational, Medical and Environmental
              Control Facilities Financing
              Authority, Hospital Revenue Bonds
              (Hospital Auxilio Mutuo Obligated
              Group Project), 1995 Series A, 6.250%,
              7/01/24

         450 Puerto Rico Industrial, Tourist,          8/05 at 101.50       AAA    494,645
              Educational, Medical and Environmental
              Control Facilities Financing
              Authority, Hospital Revenue Refunding
              Bonds (Pila Hospital Project -
              FHA-Insured Mortgage), 1995 Series A,
              5.875%, 8/01/12

       1,000 Puerto Rico Industrial, Tourist,         11/10 at 101.00        AA  1,120,680
              Educational, Medical and Environmental
              Control Facilities Financing
              Authority, Hospital Revenue Bonds
              (Hospital de la Concepcion Project),
              2000 Serie A, 6.500%, 11/15/20
------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.2%

             Dan County, Wisconsin, Housing
             Authority, Multifamily Housing Revenue
             Bonds (Forest Harbor Apartments
             Project):
          25  5.900%, 7/01/12                          1/03 at 102.00       N/R     25,041
          50  5.950%, 7/01/13                          1/03 at 102.00       N/R     50,014
          50  6.000%, 7/01/14                          1/03 at 102.00       N/R     49,875

         675 Kenosha, Wisconsin, Housing Authority,    5/08 at 102.00       N/R    701,109
              GNMA Collateralized Multifamily
              Housing Revenue Bonds (Villa Ciera,
              Inc. Project), Series 2000A, 5.900%,
              11/20/30

         570 Lake Delton, Wisconsin, Community         1/12 at 102.00       N/R    573,437
              Development Agency, Multifamily
              Housing Project Revenue Bonds
              (Woodland Park Project - GNMA
              Collateralized Mortgage Loan), Series
              2001, 5.300%, 2/20/31

       1,000 Madison, Wisconsin, Community             9/06 at 102.00       AAA  1,009,310
              Development Authority, Multifamily
              Housing Revenue Refunding Bonds
              (Greentree Glen Project), Series
              1999A, 5.500%, 9/20/29 (Alternative
              Minimum Tax)

         200 Milwaukee, Wisconsin, Redevelopment       8/07 at 102.00       N/R    203,606
              Authority, Multifamily Housing Revenue
              Bonds (City Hall Square Apartments
              Project - FHA-Insured Mortgage Loan),
              Series 1993, 6.000%, 8/01/22
              (Alternative Minimum Tax)

         500 Sheboygan, Wisconsin, Housing             5/06 at 102.00       AAA    500,535
              Authority, Multifamily Revenue
              Refunding Bonds (Lake Shore
              Apartments), Series 1998A, 5.100%,
              11/20/26

----
42

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

     $   300 Walworth County, Wisconsin, Housing       9/05 at 102.00       N/R $  304,485
              Authority, Housing Revenue Bonds
              (Kiwanis Heritage, Inc. Senior
              Apartments Project - FHA-Insured
              Mortgage Loan), Series 1997, 5.550%,
              9/01/22

             Waukesha, Wisconsin, Housing Authority,
             Multifamily Housing Revenue Refunding
             Bonds (Westgrove Woods Project - GNMA
             Collateralized Mortgage Loan), Series
             1996A:
         350  5.800%, 12/01/18 (Alternative Minimum   12/06 at 102.00       AAA    356,668
              Tax)
         750  6.000%, 12/01/31 (Alternative Minimum   12/06 at 102.00       AAA    768,188
              Tax)
------------------------------------------------------------------------------------------
             Housing/Single Family - 0.6%

         190 Puerto Rico Housing Bank and Finance      4/05 at 102.00       AAA    197,822
              Agency, Affordable Housing Mortgage
              Subsidy Program, Single Family
              Mortgage Revenue Bonds, Portfolio I,
              6.250%, 4/01/29 (Alternative Minimum
              Tax)

         100 Virgin Islands Housing Finance            3/05 at 102.00       AAA    103,573
              Authority, Single Family Mortgage
              Revenue Refunding Bonds, (GNMA
              Mortgage-Backed Securities Program),
              1995 Series A, 6.450%, 3/01/16
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Long-Term Care - 2.3%

       1,120 Waukesha County, Wisconsin, Housing      12/03 at 102.00       N/R  1,124,032
              Authority, Housing Revenue Refunding
              Bonds (The Arboretum Project), Series
              1998, 5.250%, 12/01/21 (Alternative
              Minimum Tax) (Mandatory put 12/01/12)
------------------------------------------------------------------------------------------
             Tax Obligation/General - 0.5%

         250 Government of Guam, General Obligation   11/03 at 102.00        BB    240,303
              Bonds, Series 1993A, 5.400%, 11/15/18
------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 43.7%

       1,500 Ashwaubenon, Wisconsin, Community         6/12 at 100.00       Aa2  1,519,005
              Development Authority, Lease Revenue
              Bonds (Arena Project), Series 2002
              Refunding, 5.150%, 6/01/29

       1,500 Cudahy, Wisconsin, Community              6/06 at 100.00       N/R  1,609,140
              Development Authority, Redevelopment
              Lease Revenue Bonds, Series 1995,
              6.000%, 6/01/11

       1,000 De Forest, Wisconsin, Redevelopment       2/08 at 100.00       N/R    997,100
              Authority, Redevelopment Lease Revenue
              Bonds, Series 1999B, 5.100%, 2/01/18

         100 Glendale, Wisconsin, Community           10/11 at 100.00        A2    101,817
              Development Authority, Community
              Development Lease Revenue Refunding
              Bonds (Tax Increment District No. 6),
              5.000%, 10/01/19

         350 Brown County (Green Bay), Wisconsin,      2/11 at 100.00       AAA    359,065
              Professional Football Stadium
              District, Sales Tax Revenue Bonds
              (Lambeau Field Renovation Project),
              Series 2001A, 5.000%, 2/01/19

             Green Bay, Wisconsin, Redevelopment
             Authority, Lease Revenue Bonds
             (Convention Center Project), Series
             1999A:
       1,300  5.250%, 6/01/24                          6/09 at 100.00       Aa2  1,325,441
       1,650  5.100%, 6/01/29                          6/09 at 100.00       Aa2  1,659,521

         500 Jackson, Wisconsin, Community            12/09 at 100.00       N/R    488,370
              Development Authority, Community
              Development Revenue Refunding Bonds,
              Series 1999, 5.100%, 12/01/17

         960 Madison, Wisconsin, Community             3/12 at 100.00       Aa2    900,950
              Development Authority, Lease Revenue
              Bonds (Monona Terrace Project), Series
              2002 Refunding, 4.375%, 3/01/20

             Milwaukee, Wisconsin, Redevelopment
             Authority, Redevelopment Revenue Bonds
             (Summerfest Project), Series 2001:
         400  4.850%, 8/01/17                          8/11 at 100.00         A    406,632
       1,000  4.950%, 8/01/20                          8/11 at 100.00         A  1,003,360

       2,000 Milwaukee, Wisconsin, Redevelopment       8/12 at 100.00       AAA  2,004,460
              Authority, Revenue Bonds (Milwaukee
              Public Schools - Neighborhood Schools
              Initiative), Series 2002A, 4.875%,
              8/01/21

         600 Puerto Rico Public Building Authority,    7/03 at 101.50        A-    620,670
              Public Education and Health Facilities
              Refunding Bonds (Guaranteed by the
              Commonwealth of Puerto Rico), Series
              M, 5.750%, 7/01/15

       2,500 Puerto Rico Public Buildings Authority,     No Opt. Call        A-  2,661,000
              Guaranteed Government Facilities
              Revenue Bonds, Series 1993L, 5.500%,
              7/01/21

         200 Puerto Rico Public Finance Corporation,     No Opt. Call      BBB+    225,904
              Commonwealth Appropriation Bonds, 2002
              Series E,
               6.000%, 8/01/26

----
43

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Sheboygan County, Wisconsin, Housing
             Authority, Housing Revenue Refunding
             Bonds (Rocky Knoll Health Center
             Project), Series 1994:
     $   150  5.300%, 12/01/17                        12/04 at 100.00        A1 $  150,081
         195  5.300%, 12/01/18                        12/04 at 100.00        A1    193,733
         395  5.300%, 12/01/19                        12/04 at 100.00        A1    388,012

             Southeast Wisconsin Professional
             Baseball Park District, Sales Tax
             Revenue Refunding Bonds, Series 1998A:
       1,100  5.500%, 12/15/18                           No Opt. Call       AAA  1,216,072
         500  5.500%, 12/15/26                           No Opt. Call       AAA    540,240

         375 Sturgeon Bay, Wisconsin, Waterfront      10/08 at 100.00       N/R    374,749
              Redevelopment Authority, Redevelopment
              Lease Revenue Bonds, Series 1998A,
              5.200%, 10/01/21

         600 Virgin Islands Public Finance            10/08 at 101.00      BBB-    600,324
              Authority, Revenue and Refunding Bonds
              (Virgin Islands Matching Fund Loan
              Notes), Series 1998A (Senior
              Lien/Refunding), 5.625%, 10/01/25

         500 Milwaukee County (Wauwatosa),            12/07 at 100.00       AAA    544,225
              Wisconsin, Redevelopment Authority,
              Redevelopment Authority Lease Revenue
              Bonds, Series 1997, 5.650%, 12/01/16

             Wisconsin Center District, Junior
              Dedicated Tax Revenue Refunding Bonds,
              Series 1999:
       1,000  5.250%, 12/15/23                           No Opt. Call       AAA  1,046,290
         500  5.250%, 12/15/27                           No Opt. Call       AAA    522,195
------------------------------------------------------------------------------------------
             Transportation - 0.9%

       1,000 Puerto Rico Ports Authority, Special      6/06 at 102.00       BB-    440,110
              Facilities Revenue Bonds (American
              Airlines, Inc. Project), 1996 Series
              A, 6.250%, 6/01/26 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------
             U.S. Guaranteed - 25.0%

             Ashwaubenon, Wisconsin, Community
             Development Authority, Lease Revenue
             Bonds (Arena Project), Series 1999A:
       2,000  5.700%, 6/01/24 (Pre-refunded to         6/09 at 100.00    Aa2***  2,275,820
              6/01/09)
         700  5.800%, 6/01/29 (Pre-refunded to         6/09 at 100.00    Aa2***    800,604
              6/01/09)

         555 The Children's Trust Fund, Puerto Rico,   7/10 at 100.00       AAA    611,183
              Tobacco Settlement Asset-Backed Bonds,
              Serie 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

       1,500 Glendale, Wisconsin, Community            9/08 at 100.00    N/R***  1,652,655
              Development Authority, Community
              Development Lease Revenue Bonds,
              Series 1998A, 5.400%, 9/01/18
              (Pre-refunded to 9/01/08)

         300 Madison, Wisconsin, Community             3/05 at 100.00    Aa2***    327,207
              Development Authority, Lease Revenue
              Bonds (Monona Terrace Community and
              Convention Center Project), 6.100%,
              3/01/10 (Pre-refunded to 3/01/05)

       2,000 Puerto Rico Highway and Transportation    7/10 at 101.00      A***  2,417,360
              Authority, Transportation Revenue
              Bonds, Series B, 6.500%, 7/01/27
              (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing
              Authority, Special Obligation Bonds,
              2000 Series A:
         250  5.375%, 10/01/16                        10/10 at 101.00       AAA    270,628
         750  5.500%, 10/01/20                        10/10 at 101.00       AAA    789,885

             Puerto Rico Electric Power Authority,
              Power Revenue Bonds, Series T:
         115  6.000%, 7/01/16 (Pre-refunded to         7/04 at 102.00     A-***    125,157
              7/01/04)
         145  6.375%, 7/01/24 (Pre-refunded to         7/04 at 102.00       AAA    158,681
              7/01/04)

         600 Southeast Wisconsin Professional          3/07 at 101.00       AAA    679,494
              Baseball Park District, Sales Tax
              Revenue Bonds, Series 1996, 5.800%,
              12/15/26 (Pre-refunded to 3/13/07)

       1,000 Southeast Wisconsin Professional         12/04 at 100.00       AAA  1,087,170
              Baseball Park District, Sales Tax
              Revenue Bonds, Series 1999, 6.100%,
              12/15/29 (Pre-refunded to 12/15/04)

       1,000 Wisconsin Center District, Junior        12/06 at 101.00       AAA  1,134,170
              Dedicated Tax Revenue Bonds, Series
              1996B, 5.700%, 12/15/20 (Pre-refunded
              to 12/15/06)

----
44

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Utilities - 2.9%

     $   850 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/10 at 101.00       AAA $   873,316
              Series HH, 5.250%, 7/01/29

         500 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/12 at 101.00       AAA     535,851
              2002 Series II, 5.375%, 7/01/19
--------------------------------------------------------------------------------------------------------------
     $46,565 Total Long-Term Investments (cost $46,472,281) - 97.6%                                 48,036,410
--------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.4%                                                    1,192,995

             ------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $49,229,405

             ------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.

                                See accompanying notes to financial statements.

----
45

Statement of Assets and Liabilities (Unaudited)
November 30, 2002

                                               Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at
 market value                            $129,638,321 $472,800,312 $277,735,348 $245,160,367 $570,718,049 $48,036,410
Temporary investments in short-term
 securities, at amortized cost, which
 approximates market value                         --           --           --           --    3,000,000          --
Cash                                          282,451           --      682,989      704,187      699,612     381,142
Receivables:
 Interest                                   2,377,871    6,772,295    3,619,439    4,253,429   10,613,591     935,398
 Investments sold                             540,034           --           --    4,519,043   14,501,843     126,875
 Shares sold                                   64,940    1,851,387      123,988      221,861      262,912      25,573
Other assets                                      107       19,499       12,238          171       26,619          38
---------------------------------------------------------------------------------------------------------------------
   Total assets                           132,903,724  481,443,493  282,174,002  254,859,058  599,822,626  49,505,436
---------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                     --      847,622           --           --           --          --
Payables:
 Investments purchased                             --           --    1,197,372    2,107,652    4,946,960          --
 Shares redeemed                              107,044    1,217,289      301,844      109,719      220,408      29,289
Accrued expenses:
 Management fees                               59,937      211,254      125,073      112,737      259,933      22,430
 12b-1 distribution and service fees           37,862      111,192       67,775       57,921      109,662      13,146
 Other                                         57,494      207,089      129,116       99,846      299,986      37,704
Dividends payable                             490,777    1,916,024    1,085,211      990,101    2,362,012     173,462
---------------------------------------------------------------------------------------------------------------------
   Total liabilities                          753,114    4,510,470    2,906,391    3,477,976    8,198,961     276,031
---------------------------------------------------------------------------------------------------------------------
Net assets                               $132,150,610 $476,933,023 $279,267,611 $251,381,082 $591,623,665 $49,229,405
---------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                               $ 98,832,597 $410,876,798 $202,040,701 $218,457,008 $371,141,262 $40,151,582
Shares outstanding                          9,593,400   37,486,329   17,245,206   20,144,813   33,004,246   3,937,362
Net asset value and redemption price
 per share                               $      10.30 $      10.96 $      11.72 $      10.84 $      11.25 $     10.20
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)      $      10.75 $      11.44 $      12.23 $      11.32 $      11.74 $     10.65
---------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                               $ 11,668,216 $ 18,745,162 $ 10,410,029 $ 11,039,115 $ 24,369,185 $ 5,401,185
Shares outstanding                          1,140,639    1,709,917      887,230    1,017,714    2,169,415     528,104
Net asset value, offering and
 redemption price per share              $      10.23 $      10.96 $      11.73 $      10.85 $      11.23 $     10.23
---------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                               $ 20,171,860 $ 46,301,152 $ 42,367,483 $ 21,374,696 $ 46,829,814 $ 3,550,920
Shares outstanding                          1,955,108    4,227,672    3,620,204    1,972,203    4,170,578     347,381
Net asset value, offering and
 redemption price per share              $      10.32 $      10.95 $      11.70 $      10.84 $      11.23 $     10.22
---------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                               $  1,477,937 $  1,009,911 $ 24,449,398 $    510,263 $149,283,404 $   125,718
Shares outstanding                            142,799       92,298    2,086,344       47,016   13,285,824      12,274
Net asset value, offering and
 redemption price per share              $      10.35 $      10.94 $      11.72 $      10.85 $      11.24 $     10.24
---------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------------------------------------------------
Capital paid-in                          $133,898,640  $460,357,813 $261,717,513  $245,578,127  $568,041,208  $48,212,272
Undistributed (Over-distribution of)
 net investment income                        (79,360)      340,649      295,619      (143,481)      457,847       53,178
Accumulated net realized gain (loss)
 from investments                          (5,325,091)      322,012     (179,513)   (1,849,512)   (3,702,459)    (600,174)
Net unrealized appreciation of
 investments                                3,656,421    15,912,549   17,433,992     7,795,948    26,827,069    1,564,129
--------------------------------------------------------------------------------------------------------------------------
Net assets                               $132,150,610  $476,933,023 $279,267,611  $251,381,082  $591,623,665  $49,229,405
--------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
46

Statement of Operations (Unaudited)
Six Months Ended November 30, 2002

                                                                         Kansas     Kentucky     Michigan    Missouri
----------------------------------------------------------------------------------------------------------------------
Investment Income                                                   $3,613,178  $13,537,826  $ 7,843,665  $7,033,610
----------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                        361,404    1,280,745      763,829     679,675
12b-1 service fees - Class A                                           100,010      415,891      206,246     217,992
12b-1 distribution and service fees - Class B                           52,235       84,907       47,667      48,577
12b-1 distribution and service fees - Class C                           71,413      165,578      154,510      79,845
Shareholders' servicing agent fees and expenses                         43,827      156,904      102,575      87,253
Custodian's fees and expenses                                           26,962       54,402       41,736      37,460
Trustees' fees and expenses                                              1,354        5,516        3,510       3,009
Professional fees                                                        6,161       16,178       10,628      10,807
Shareholders' reports - printing and mailing expenses                    6,519       22,811       18,049      12,285
Federal and state registration fees                                      3,259        5,419        5,014       5,265
Other expenses                                                           3,021        8,641        6,073       4,841
----------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                             676,165    2,216,992    1,359,837   1,187,009
  Custodian fee credit                                                  (8,809)     (14,125)      (5,222)     (8,650)
----------------------------------------------------------------------------------------------------------------------
Net expenses                                                           667,356    2,202,867    1,354,615   1,178,359
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                2,945,822   11,334,959    6,489,050   5,855,251
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                              (27,590)     418,068      (44,393)    (96,247)
Net change in unrealized appreciation (depreciation) of investments    642,119    1,227,874    3,976,695     760,146
----------------------------------------------------------------------------------------------------------------------
Net gain from investments                                              614,529    1,645,942    3,932,302     663,899
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $3,560,351  $12,980,901  $10,421,352  $6,519,150
----------------------------------------------------------------------------------------------------------------------

                                                                            Ohio   Wisconsin
--------------------------------------------------------------------------------------------
Investment Income                                                   $16,963,192  $1,303,132
--------------------------------------------------------------------------------------------
Expenses
Management fees                                                       1,601,555     138,336
12b-1 service fees - Class A                                            382,130      41,300
12b-1 distribution and service fees - Class B                           112,632      25,815
12b-1 distribution and service fees - Class C                           175,587      12,952
Shareholders' servicing agent fees and expenses                         257,230      17,427
Custodian's fees and expenses                                            91,062      20,779
Trustees' fees and expenses                                               7,521         602
Professional fees                                                        65,666       4,957
Shareholders' reports - printing and mailing expenses                    41,064       3,260
Federal and state registration fees                                       5,516       4,111
Other expenses                                                           11,164       1,483
--------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                            2,751,127     271,022
  Custodian fee credit                                                  (12,707)     (3,723)
--------------------------------------------------------------------------------------------
Net expenses                                                          2,738,420     267,299
--------------------------------------------------------------------------------------------
Net investment income                                                14,224,772   1,035,833
--------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                             1,169,062      79,840
Net change in unrealized appreciation (depreciation) of investments   3,424,662     205,190
--------------------------------------------------------------------------------------------
Net gain from investments                                             4,593,724     285,030
--------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $18,818,496  $1,320,863
--------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
47

Statement of Changes in Net Assets (Unaudited)

                                                                                  Kansas
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/02        5/31/02
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  2,945,822  $  5,473,926
Net realized gain (loss) from investments                                      (27,590)       37,787
Net change in unrealized appreciation (depreciation) of investments            642,119     1,101,468
------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                   3,560,351     6,613,181
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                   (2,365,066)   (4,645,235)
  Class B                                                                     (219,600)     (371,187)
  Class C                                                                     (398,331)     (493,373)
  Class R                                                                      (37,068)      (89,675)
From accumulated net realized gains from investment transactions:
  Class A                                                                           --            --
  Class B                                                                           --            --
  Class C                                                                           --            --
  Class R                                                                           --            --
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (3,020,065)   (5,599,470)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                            10,868,753    27,853,495
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            1,456,047     2,495,684
------------------------------------------------------------------------------------------------------
                                                                            12,324,800    30,349,179
Cost of shares redeemed                                                     (5,753,368)  (12,561,659)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions           6,571,432    17,787,520
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                        7,111,718    18,801,231
Net assets at the beginning of period                                      125,038,892   106,237,661
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $132,150,610  $125,038,892
------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $    (79,360) $    (16,519)
------------------------------------------------------------------------------------------------------

                                                                                 Kentucky
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/02        5/31/02
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $ 11,334,959  $ 22,779,661
Net realized gain (loss) from investments                                      418,068     2,566,122
Net change in unrealized appreciation (depreciation) of investments          1,227,874     2,087,059
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                  12,980,901    27,432,842
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                  (10,034,654)  (20,222,418)
  Class B                                                                     (362,769)     (610,341)
  Class C                                                                     (941,844)   (1,661,723)
  Class R                                                                      (25,220)      (48,663)
From accumulated net realized gains from investment transactions:
  Class A                                                                           --            --
  Class B                                                                           --            --
  Class C                                                                           --            --
  Class R                                                                           --            --
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                  (11,364,487)  (22,543,145)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                            27,305,772    37,218,281
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            5,463,806    11,016,189
-----------------------------------------------------------------------------------------------------
                                                                            32,769,578    48,234,470
Cost of shares redeemed                                                    (23,695,890)  (40,310,418)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions           9,073,688     7,924,052
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                       10,690,102    12,813,749
Net assets at the beginning of period                                      466,242,921   453,429,172
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $476,933,023  $466,242,921
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $    340,649  $    263,445
-----------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
48

                                                                                 Michigan
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/02        5/31/02
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  6,489,050  $ 13,426,608
Net realized gain (loss) from investments                                      (44,393)    2,047,892
Net change in unrealized appreciation (depreciation) of investments          3,976,695     2,539,436
------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                  10,421,352    18,013,936
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                   (4,874,269)  (10,328,225)
  Class B                                                                     (197,373)     (367,861)
  Class C                                                                     (856,992)   (1,597,244)
  Class R                                                                     (603,963)   (1,200,109)
From accumulated net realized gains from investment transactions:
  Class A                                                                           --      (482,823)
  Class B                                                                           --       (20,281)
  Class C                                                                           --       (84,723)
  Class R                                                                           --       (53,859)
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (6,532,597)  (14,135,125)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                            13,326,555    22,785,790
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,339,593     5,013,073
------------------------------------------------------------------------------------------------------
                                                                            15,666,148    27,798,863
Cost of shares redeemed                                                    (17,714,670)  (33,807,060)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          (2,048,522)   (6,008,197)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                        1,840,233    (2,129,386)
Net assets at the beginning of period                                      277,427,378   279,556,764
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $279,267,611  $277,427,378
------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $    295,619  $    403,051
------------------------------------------------------------------------------------------------------

                                                                                 Missouri
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/02        5/31/02
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  5,855,251  $ 11,484,989
Net realized gain (loss) from investments                                      (96,247)       29,802
Net change in unrealized appreciation (depreciation) of investments            760,146     2,233,432
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                   6,519,150    13,748,223
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                   (5,273,477)  (10,524,923)
  Class B                                                                     (207,177)     (364,677)
  Class C                                                                     (457,960)     (749,596)
  Class R                                                                      (12,912)      (25,949)
From accumulated net realized gains from investment transactions:
  Class A                                                                           --            --
  Class B                                                                           --            --
  Class C                                                                           --            --
  Class R                                                                           --            --
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (5,951,526)  (11,665,145)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                            19,936,149    27,907,280
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,456,484     4,748,824
-----------------------------------------------------------------------------------------------------
                                                                            22,392,633    32,656,104
Cost of shares redeemed                                                     (9,143,262)  (19,923,492)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          13,249,371    12,732,612
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                       13,816,995    14,815,690
Net assets at the beginning of period                                      237,564,087   222,748,397
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $251,381,082  $237,564,087
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (143,481) $    (77,229)
-----------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
49

                                                                                      Ohio
                                                                         ------------------------------
                                                                         Six Months Ended     Year Ended
                                                                                 11/30/02        5/31/02
---------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                        $ 14,224,772  $ 29,478,027
Net realized gain (loss) from investments                                       1,169,062    (2,454,590)
Net change in unrealized appreciation (depreciation) of investments             3,424,662     5,503,360
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                     18,818,496    32,526,797
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (9,072,865)  (18,923,407)
  Class B                                                                        (474,613)     (900,852)
  Class C                                                                        (987,779)   (1,922,355)
  Class R                                                                      (3,740,322)   (7,575,179)
From accumulated net realized gains from investment transactions:
  Class A                                                                              --            --
  Class B                                                                              --            --
  Class C                                                                              --            --
  Class R                                                                              --            --
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                     (14,275,579)  (29,321,793)
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                               21,892,580    54,521,113
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               6,756,255    13,555,900
---------------------------------------------------------------------------------------------------------
                                                                               28,648,835    68,077,013
Cost of shares redeemed                                                       (36,627,857)  (69,367,991)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions             (7,979,022)   (1,290,978)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                          (3,436,105)    1,914,026
Net assets at the beginning of period                                         595,059,770   593,145,744
---------------------------------------------------------------------------------------------------------
Net assets at the end of period                                              $591,623,665  $595,059,770
---------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of
 period                                                                      $    457,847  $    396,889
---------------------------------------------------------------------------------------------------------

                                                                                   Wisconsin
                                                                         -----------------------------
                                                                         Six Months Ended    Year Ended
                                                                                 11/30/02       5/31/02
-------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 1,035,833  $ 1,944,798
Net realized gain (loss) from investments                                          79,840       79,096
Net change in unrealized appreciation (depreciation) of investments               205,190      602,216
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      1,320,863    2,626,110
-------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                        (885,111)  (1,580,364)
  Class B                                                                         (97,054)    (177,210)
  Class C                                                                         (64,681)    (176,847)
  Class R                                                                          (2,552)      (3,685)
From accumulated net realized gains from investment transactions:
  Class A                                                                              --           --
  Class B                                                                              --           --
  Class C                                                                              --           --
  Class R                                                                              --           --
-------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (1,049,398)  (1,938,106)
-------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                3,683,040   13,041,410
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                 618,566    1,087,251
-------------------------------------------------------------------------------------------------------
                                                                                4,301,606   14,128,661
Cost of shares redeemed                                                        (4,145,897)  (6,818,562)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                155,709    7,310,099
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                             427,174    7,998,103
Net assets at the beginning of period                                          48,802,231   40,804,128
-------------------------------------------------------------------------------------------------------
Net assets at the end of period                                               $49,229,405  $48,802,231
-------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of
 period                                                                       $    53,178  $    55,681
-------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
50

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), Nuveen Kentucky Municipal Bond Fund ("Kentucky"), Nuveen Michigan Municipal Bond Fund ("Michigan"), Nuveen Missouri Municipal Bond Fund ("Missouri"), Nuveen Ohio Municipal Bond Fund ("Ohio") and Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds or its designee may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2002, Michigan, Missouri and Ohio had outstanding when-issued or delayed delivery purchase commitments of $1,197,372, $2,107,652 and $4,946,960, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.


----
51

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2002, Kentucky, Michigan and Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Kansas, Missouri and Wisconsin did not invest in any such securities during the six months ended November 30, 2002.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
52

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Kansas
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/02                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               480,064   $ 4,999,035   1,214,623  $ 12,440,214
  Class B                                               160,942     1,674,611     350,408     3,558,864
  Class C                                               400,910     4,175,008   1,119,614    11,475,912
  Class R                                                 1,934        20,099      36,648       378,505
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               108,408     1,129,690     206,556     2,118,130
  Class B                                                 9,965       103,152      15,704       159,962
  Class C                                                21,300       222,352      21,047       215,767
  Class R                                                    81           853         177         1,825
--------------------------------------------------------------------------------------------------------
                                                      1,183,604    12,324,800   2,964,777    30,349,179
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (399,872)   (4,166,179)   (982,932)  (10,049,876)
  Class B                                               (33,257)     (341,207)    (42,259)     (430,436)
  Class C                                              (117,174)   (1,220,866)   (115,533)   (1,187,317)
  Class R                                                (2,394)      (25,116)    (86,395)     (894,030)
--------------------------------------------------------------------------------------------------------
                                                       (552,697)   (5,753,368) (1,227,119)  (12,561,659)
--------------------------------------------------------------------------------------------------------
Net increase                                            630,907   $ 6,571,432   1,737,658  $ 17,787,520
--------------------------------------------------------------------------------------------------------

                                                                          Kentucky
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/02                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,623,212  $ 17,968,780   2,312,067  $ 25,231,282
  Class B                                               213,731     2,359,374     428,624     4,666,171
  Class C                                               632,395     6,975,579     666,972     7,265,040
  Class R                                                   185         2,039       5,056        55,788
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               434,137     4,795,626     900,522     9,826,452
  Class B                                                16,603       183,461      27,706       302,277
  Class C                                                41,952       463,130      77,980       850,253
  Class R                                                 1,958        21,589       3,418        37,207
--------------------------------------------------------------------------------------------------------
                                                      2,964,173    32,769,578   4,422,345    48,234,470
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,908,513)  (21,048,822) (3,256,866)  (35,485,945)
  Class B                                               (59,384)     (656,087)   (118,604)   (1,289,915)
  Class C                                              (180,912)   (1,990,981)   (324,539)   (3,526,043)
  Class R                                                    --            --        (780)       (8,515)
--------------------------------------------------------------------------------------------------------
                                                     (2,148,809)  (23,695,890) (3,700,789)  (40,310,418)
--------------------------------------------------------------------------------------------------------
Net increase                                            815,364  $  9,073,688     721,556  $  7,924,052
--------------------------------------------------------------------------------------------------------


----
53


                                                                           Michigan
                                                      --------------------------------------------------
                                                          Six Months Ended             Year Ended
                                                              11/30/02                   5/31/02
                                                      ------------------------  ------------------------
                                                           Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                 564,940  $  6,660,742   1,158,899  $ 13,426,800
 Class B                                                 128,699     1,518,365     143,564     1,667,792
 Class C                                                 388,700     4,598,897     562,830     6,512,765
 Class R                                                  46,732       548,551     102,079     1,178,433

 Shares issued to shareholders due to reinvestment of
 distributions:
 Class A                                                 135,722     1,597,418     299,341     3,468,628
 Class B                                                   5,462        64,392      12,692       147,250
 Class C                                                  23,590       277,371      48,321       559,055
 Class R                                                  34,005       400,412      72,320       838,140
---------------------------------------------------------------------------------------------------------
                                                       1,327,850    15,666,148   2,400,046    27,798,863
---------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                              (1,270,369)  (14,943,486) (2,252,924)  (26,023,705)
 Class B                                                 (43,398)     (511,892)   (117,499)   (1,360,422)
 Class C                                                (151,172)   (1,780,264)   (427,081)   (4,924,471)
 Class R                                                 (40,470)     (479,028)   (129,487)   (1,498,462)
---------------------------------------------------------------------------------------------------------
                                                      (1,505,409)  (17,714,670) (2,926,991)  (33,807,060)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (177,559) $ (2,048,522)   (526,945) $ (6,008,197)
---------------------------------------------------------------------------------------------------------

                                                                           Missouri
                                                      --------------------------------------------------
                                                          Six Months Ended             Year Ended
                                                              11/30/02                   5/31/02
                                                      ------------------------  ------------------------
                                                           Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                               1,348,837  $ 14,772,278   1,511,164  $ 16,371,053
 Class B                                                 205,704     2,262,105     253,693     2,749,675
 Class C                                                 263,954     2,901,766     808,669     8,746,553
 Class R                                                      --            --       3,738        39,999
Shares issued to shareholders due to reinvestment
 of distributions:
 Class A                                                 202,290     2,216,711     401,119     4,345,559
 Class B                                                   8,553        93,713      14,336       155,288
 Class C                                                  13,192       144,406      22,732       246,063
 Class R                                                     151         1,654         177         1,914
---------------------------------------------------------------------------------------------------------
                                                       2,042,681    22,392,633   3,015,628    32,656,104
---------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                                (635,381)   (6,955,290) (1,613,059)  (17,438,485)
 Class B                                                 (37,274)     (406,710)    (80,282)     (862,724)
 Class C                                                (162,906)   (1,781,262)   (149,727)   (1,612,283)
 Class R                                                      --            --        (928)      (10,000)
---------------------------------------------------------------------------------------------------------
                                                        (835,561)   (9,143,262) (1,843,996)  (19,923,492)
---------------------------------------------------------------------------------------------------------
Net increase                                           1,207,120  $ 13,249,371   1,171,632  $ 12,732,612
---------------------------------------------------------------------------------------------------------



----
54

                                                                            Ohio
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/02                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,193,561  $ 13,581,550   3,035,155  $ 33,967,857
  Class B                                               247,356     2,810,106     514,511     5,747,368
  Class C                                               308,904     3,515,413     805,256     8,996,874
  Class R                                               175,311     1,985,511     519,279     5,809,014
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               319,277     3,622,221     642,355     7,192,029
  Class B                                                14,498       164,334      27,677       309,569
  Class C                                                34,011       385,499      66,551       744,276
  Class R                                               227,970     2,584,201     474,500     5,310,026
--------------------------------------------------------------------------------------------------------
                                                      2,520,888    28,648,835   6,085,284    68,077,013
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (2,492,542)  (28,428,591) (4,396,949)  (49,138,338)
  Class B                                              (104,097)   (1,173,095)   (320,164)   (3,585,121)
  Class C                                              (207,573)   (2,351,444)   (569,965)   (6,355,839)
  Class R                                              (412,665)   (4,674,727)   (919,025)  (10,288,693)
--------------------------------------------------------------------------------------------------------
                                                     (3,216,877)  (36,627,857) (6,206,103)  (69,367,991)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (695,989) $ (7,979,022)   (120,819) $ (1,290,978)
--------------------------------------------------------------------------------------------------------

                                                                        Wisconsin
                                                     ----------------------------------------------
                                                        Six Months Ended           Year Ended
                                                            11/30/02                5/31/02
                                                     ---------------------  -----------------------
                                                        Shares       Amount      Shares       Amount
----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             253,187  $ 2,619,921   1,001,935  $10,134,949
  Class B                                              34,515      359,010     142,538    1,439,120
  Class C                                              65,783      678,672     140,755    1,423,816
  Class R                                               2,465       25,437       4,260       43,525
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              50,061      515,916      90,064      910,410
  Class B                                               5,769       59,632       8,971       90,959
  Class C                                               3,924       40,553       8,128       82,379
  Class R                                                 238        2,465         345        3,503
----------------------------------------------------------------------------------------------------
                                                      415,942    4,301,606   1,396,996   14,128,661
----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (331,791)  (3,411,858)   (229,152)  (2,306,280)
  Class B                                             (25,958)    (265,320)    (77,717)    (784,684)
  Class C                                             (45,327)    (468,719)   (366,968)  (3,726,380)
  Class R                                                  --           --        (121)      (1,218)
----------------------------------------------------------------------------------------------------
                                                     (403,076)  (4,145,897)   (673,958)  (6,818,562)
----------------------------------------------------------------------------------------------------
Net increase                                           12,866  $   155,709     723,038  $ 7,310,099
----------------------------------------------------------------------------------------------------


----
55

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the six months ended November 30, 2002, were as follows:

                    Kansas     Kentucky     Michigan             Missouri         Ohio  Wisconsin
-------------------------------------------------------------------------------------------------
Purchases:

   Long-term
   municipal
   securities   $8,435,606  $38,129,772   $9,483,620          $21,099,558  $32,681,351 $1,567,193

   Short-term
   securities           --    2,000,000           --            4,000,000    5,400,000         --
Sales and
 maturities:

   Long-term
   municipal
   securities    3,331,375   25,589,075    8,730,008           12,291,909   53,915,022  2,145,215

   Short-term
   securities           --    6,000,000    1,000,000            4,000,000    9,900,000         --
-------------------------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2002, the cost of investments were as follows:

                          Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------
Cost of investments $125,969,457 $456,643,465 $260,186,734 $237,326,377 $546,521,513 $46,455,621
------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2002, were as follows:


                                                 Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
-----------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $ 5,676,651  $21,840,613  $19,564,410  $10,438,213  $31,791,309  $2,501,198
  Depreciation                              (2,007,787)  (5,683,766)  (2,015,796)  (2,604,223)  (4,594,773)   (920,409)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 3,668,864  $16,156,847  $17,548,614  $ 7,833,990  $27,196,536  $1,580,789
-----------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2002, the Funds' last fiscal year end, were as follows:

                                            Kansas   Kentucky   Michigan Missouri       Ohio Wisconsin
------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income           $459,637 $2,011,479 $1,140,373 $889,418 $2,639,426  $225,694
Undistributed ordinary income*                  --         --         --       --         --        --
Undistributed net long-term capital gains       --         --     85,467       --         --        --
------------------------------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, the Funds' last fiscal year end, were designated for purposes of the dividends paid deduction as follows:

                                                   Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
--------------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income           $5,559,994 $22,559,782 $13,554,778 $11,659,139 $29,405,893 $1,908,543
Distributions from ordinary income*                    --          --          --          --          --         --
Distributions from net long-term capital gains         --          --     641,686          --          --         --
--------------------------------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.


----
56

At May 31, 2002, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                     Kansas Kentucky   Missouri       Ohio Wisconsin
            --------------------------------------------------------
            2003 $4,201,412  $    -- $       -- $       --  $     --
            2004         --       --         --         --        --
            2005         --       --         --         --        --
            2006         --       --         --         --        --
            2007         --       --         --         --        --
            2008    671,721       --    856,804    975,597    30,642
            2009    424,368   94,342    691,893  1,441,334   649,372
            2010         --       --    204,568  2,454,590        --
            --------------------------------------------------------
                 $5,297,501  $94,342 $1,753,265 $4,871,521  $680,014
            --------------------------------------------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses to .75 of 1% of the average daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                             Kansas Kentucky Michigan Missouri     Ohio Wisconsin
---------------------------------------------------------------------------------
Sales charges collected    $114,569 $441,660 $128,760 $254,732 $231,212   $80,225
Paid to authorized dealers  110,660  400,745  112,015  254,732  218,234    72,060
---------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                         Kansas Kentucky Michigan Missouri     Ohio Wisconsin
   --------------------------------------------------------------------------
   Commission advances $116,711 $161,711 $106,301 $190,557 $140,900   $26,501
   --------------------------------------------------------------------------


----
57

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2002, the Distributor retained such 12b-1 fees as follows:

                        Kansas Kentucky Michigan Missouri     Ohio Wisconsin
   -------------------------------------------------------------------------
   12b-1 fees retained $74,215  $75,312  $58,916  $58,558 $102,792   $22,652
   -------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2002, as follows:

                      Kansas Kentucky Michigan Missouri    Ohio Wisconsin
       ------------------------------------------------------------------
       CDSC retained $11,697  $24,457  $11,219   $9,722 $52,032   $18,182
       ------------------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2002, to shareholders of record on December 9, 2002, as follows:

                    Kansas    Kentucky Michigan Missouri    Ohio    Wisconsin
         --------------------------------------------------------------------
         Dividend
          per
          share:
          Class A   $.0395      $.0445   $.0465   $.0435  $.0450       $.0370
          Class B    .0330       .0375    .0390    .0365   .0380        .0310
          Class C    .0350       .0395    .0410    .0385   .0400        .0325
          Class R    .0415       .0460    .0485    .0450   .0470        .0390
         --------------------------------------------------------------------

Kentucky and Michigan also declared capital gains and/or ordinary income distributions of $.0077 and $.0072 per share, respectively, which were paid on December 4, 2002, to shareholders of record on December 2, 2002.


----
58

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations      Less Distributions
                                                  -------------------------  ----------------------


KANSAS


                                                                 Net            From
                                                           Realized/          and in
                                                          Unrealized          Excess
                                        Beginning     Net    Invest-          of Net                 Ending
                                              Net Invest-       ment         Invest-                    Net
                                            Asset    ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                          Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2003(d)                                   $10.25    $.24      $ .06  $ .30    $(.25)     $-- $(.25) $10.30      2.89%
 2002                                       10.16     .50        .10    .60     (.51)      --  (.51)  10.25      6.06
 2001                                        9.54     .51        .62   1.13     (.51)      --  (.51)  10.16     12.02
 2000                                       10.49     .50       (.96)  (.46)    (.49)      --  (.49)   9.54     (4.38)
 1999                                       10.60     .51       (.11)   .40     (.51)      --  (.51)  10.49      3.81
 1998                                       10.19     .52        .41    .93     (.52)      --  (.52)  10.60      9.32
Class B (2/97)
 2003(d)                                    10.18     .20        .06    .26     (.21)      --  (.21)  10.23      2.53
 2002                                       10.09     .42        .11    .53     (.44)      --  (.44)  10.18      5.30
 2001                                        9.48     .44        .61   1.05     (.44)      --  (.44)  10.09     11.17
 2000                                       10.43     .42       (.95)  (.53)    (.42)      --  (.42)   9.48     (5.14)
 1999                                       10.54     .43       (.11)   .32     (.43)      --  (.43)  10.43      3.07
 1998                                       10.13     .44        .41    .85     (.44)      --  (.44)  10.54      8.57
Class C (2/97)
 2003(d)                                    10.27     .21        .06    .27     (.22)      --  (.22)  10.32      2.62
 2002                                       10.17     .44        .12    .56     (.46)      --  (.46)  10.27      5.60
 2001                                        9.56     .46        .61   1.07     (.46)      --  (.46)  10.17     11.29
 2000                                       10.51     .45       (.96)  (.51)    (.44)      --  (.44)   9.56     (4.89)
 1999                                       10.63     .45       (.11)   .34     (.46)      --  (.46)  10.51      3.18
 1998                                       10.21     .47        .42    .89     (.47)      --  (.47)  10.63      8.85
Class R (2/97)
 2003(d)                                    10.30     .25        .06    .31     (.26)      --  (.26)  10.35      3.00
 2002                                       10.20     .53        .11    .64     (.54)      --  (.54)  10.30      6.38
 2001                                        9.59     .54        .60   1.14     (.53)      --  (.53)  10.20     12.12
 2000                                       10.55     .52       (.96)  (.44)    (.52)      --  (.52)   9.59     (4.22)
 1999                                       10.66     .54       (.11)   .43     (.54)      --  (.54)  10.55      4.06
 1998                                       10.22     .56        .43    .99     (.55)      --  (.55)  10.66      9.84
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                     Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------------
                                                    Before Credit/           After            After Credit/
                                                    Reimbursement       Reimbursement(b)     Reimbursement(c)
KANSAS                                           ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
                                          Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                         (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2003(d)                                $ 98,833      .89%*    4.60%*      .89%*    4.60%*      .87%*    4.62%*         3%
 2002                                     96,411      .90      4.90        .90      4.90        .89      4.91          17
 2001                                     91,062      .90      5.13        .90      5.13        .89      5.14          18
 2000                                     86,460     1.01      5.04       1.01      5.05       1.00      5.06          54
 1999                                    113,140      .90      4.63        .76      4.78        .75      4.78          27
 1998                                    102,217      .90      4.79        .71      4.98        .71      4.98          13
Class B (2/97)
 2003(d)                                  11,668     1.64*     3.85*      1.64*     3.85*      1.62*     3.86*          3
 2002                                     10,210     1.65      4.13       1.65      4.13       1.64      4.15          17
 2001                                      6,851     1.65      4.38       1.65      4.38       1.64      4.39          18
 2000                                      5,361     1.77      4.31       1.77      4.31       1.76      4.32          54
 1999                                      6,497     1.65      3.89       1.51      4.03       1.51      4.03          27
 1998                                      3,238     1.65      4.02       1.45      4.22       1.45      4.22          13
Class C (2/97)
 2003(d)                                  20,172     1.44*     4.05*      1.44*     4.05*      1.42*     4.06*          3
 2002                                     16,943     1.44      4.31       1.44      4.31       1.43      4.32          17
 2001                                      6,359     1.45      4.58       1.45      4.58       1.44      4.59          18
 2000                                      5,633     1.57      4.51       1.56      4.51       1.56      4.52          54
 1999                                      6,171     1.45      4.10       1.32      4.23       1.32      4.23          27
 1998                                      1,716     1.44      4.21       1.24      4.41       1.24      4.41          13
Class R (2/97)
 2003(d)                                   1,478      .69*     4.80*       .69*     4.80*       .67*     4.82*          3
 2002                                      1,475      .70      5.12        .70      5.12        .69      5.13          17
 2001                                      1,967      .69      5.33        .69      5.33        .68      5.34          18
 2000                                      1,360      .85      5.32        .85      5.32        .84      5.33          54
 1999                                        679      .70      4.87        .59      4.97        .59      4.97          27
 1998                                         12      .70      4.97        .51      5.16        .51      5.16          13
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended November 30, 2002.



                                See accompanying notes to financial statements.

----
59

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations       Less Distributions
                                                  -------------------------  -----------------------


KENTUCKY


                                                                 Net
                                                           Realized/
                                                          Unrealized
                                        Beginning     Net    Invest-             Net                  Ending
                                              Net Invest-       ment         Invest-                     Net
                                            Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2003(d)                                   $10.92    $.27      $ .04  $ .31    $(.27)   $  --  $(.27) $10.96      2.82%
 2002                                       10.80     .54        .12    .66     (.54)      --   (.54)  10.92      6.22
 2001                                       10.30     .55        .50   1.05     (.55)      --   (.55)  10.80     10.40
 2000                                       11.22     .55       (.92)  (.37)    (.55)      --   (.55)  10.30     (3.27)
 1999                                       11.39     .56       (.15)   .41     (.56)    (.02)  (.58)  11.22      3.66
 1998                                       11.05     .59        .38    .97     (.58)    (.05)  (.63)  11.39      9.00
Class B (2/97)
 2003(d)                                    10.92     .22        .05    .27     (.23)      --   (.23)  10.96      2.43
 2002                                       10.80     .46        .12    .58     (.46)      --   (.46)  10.92      5.42
 2001                                       10.30     .47        .51    .98     (.48)      --   (.48)  10.80      9.60
 2000                                       11.22     .47       (.92)  (.45)    (.47)      --   (.47)  10.30     (3.99)
 1999                                       11.39     .48       (.15)   .33     (.48)    (.02)  (.50)  11.22      2.90
 1998                                       11.06     .50        .38    .88     (.50)    (.05)  (.55)  11.39      8.10
Class C (10/93)
 2003(d)                                    10.91     .24        .04    .28     (.24)      --   (.24)  10.95      2.54
 2002                                       10.79     .48        .12    .60     (.48)      --   (.48)  10.91      5.64
 2001                                       10.29     .49        .50    .99     (.49)      --   (.49)  10.79      9.80
 2000                                       11.21     .50       (.93)  (.43)    (.49)      --   (.49)  10.29     (3.82)
 1999                                       11.38     .50       (.15)   .35     (.50)    (.02)  (.52)  11.21      3.12
 1998                                       11.04     .52        .39    .91     (.52)    (.05)  (.57)  11.38      8.43
Class R (2/97)
 2003(d)                                    10.90     .28        .04    .32     (.28)      --   (.28)  10.94      2.90
 2002                                       10.78     .57        .11    .68     (.56)      --   (.56)  10.90      6.40
 2001                                       10.27     .57        .51   1.08     (.57)      --   (.57)  10.78     10.72
 2000                                       11.20     .57       (.93)  (.36)    (.57)      --   (.57)  10.27     (3.18)
 1999                                       11.37     .58       (.15)   .43     (.58)    (.02)  (.60)  11.20      3.89
 1998                                       11.03     .61        .39   1.00     (.61)    (.05)  (.66)  11.37      9.25
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                     Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------------
                                                              Before Credit/           After            After Credit/
                                                              Reimbursement       Reimbursement(b)     Reimbursement(c)
KENTUCKY                                                   ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
                                          Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                         (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2003(d)                                $410,877      .85%*    4.80%*      .85%*    4.80%*      .84%*    4.81%*         6%
 2002                                    407,706      .85      4.99        .85      4.99        .84      5.00          14
 2001                                    403,793      .87      5.11        .87      5.11        .85      5.13          14
 2000                                    394,048      .96      5.23        .96      5.23        .96      5.23           7
 1999                                    467,127      .84      4.88        .82      4.90        .82      4.90          10
 1998                                    451,338      .84      5.12        .77      5.19        .77      5.19          12
Class B (2/97)
 2003(d)                                  18,745     1.60*     4.05*      1.60*     4.05*      1.59*     4.06*          6
 2002                                     16,808     1.59      4.24       1.59      4.24       1.58      4.25          14
 2001                                     12,977     1.62      4.36       1.62      4.36       1.60      4.38          14
 2000                                     10,148     1.72      4.48       1.72      4.48       1.72      4.48           7
 1999                                      9,923     1.59      4.13       1.57      4.15       1.56      4.16          10
 1998                                      4,273     1.59      4.33       1.54      4.38       1.54      4.38          12
Class C (10/93)
 2003(d)                                  46,301     1.40*     4.25*      1.40*     4.25*      1.39*     4.26*          6
 2002                                     40,746     1.40      4.44       1.40      4.44       1.39      4.45          14
 2001                                     35,770     1.42      4.56       1.42      4.56       1.40      4.58          14
 2000                                     31,078     1.51      4.68       1.51      4.68       1.51      4.68           7
 1999                                     37,246     1.39      4.33       1.37      4.36       1.37      4.36          10
 1998                                     28,630     1.39      4.57       1.33      4.63       1.33      4.63          12
Class R (2/97)
 2003(d)                                   1,010      .65*     5.00*       .65*     5.00*       .64*     5.01*          6
 2002                                        983      .65      5.19        .65      5.19        .64      5.20          14
 2001                                        889      .67      5.31        .67      5.31        .65      5.33          14
 2000                                        842      .77      5.43        .77      5.43        .77      5.43           7
 1999                                        839      .64      5.08        .62      5.10        .62      5.11          10
 1998                                        675      .64      5.31        .58      5.37        .58      5.37          12
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended November 30, 2002.


                                See accompanying notes to financial statements.

----
60

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations       Less Distributions
                                                  -------------------------  -----------------------


MICHIGAN


                                                                 Net
                                                           Realized/
                                                          Unrealized
                                        Beginning     Net    Invest-             Net                  Ending
                                              Net Invest-       ment         Invest-                     Net
                                            Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003(d)                                   $11.55    $.28     $  .17  $ .45    $(.28)   $  --  $(.28) $11.72      3.90%
 2002                                       11.39     .56        .20    .76     (.57)    (.03)  (.60)  11.55      6.70
 2001                                       10.75     .58        .63   1.21     (.57)      --   (.57)  11.39     11.45
 2000                                       11.83     .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)
 1999                                       12.07     .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45
 1998                                       11.68     .61        .42   1.03     (.61)    (.03)  (.64)  12.07      8.95
Class B (2/97)
 2003(d)                                    11.57     .23        .16    .39     (.23)      --   (.23)  11.73      3.41
 2002                                       11.41     .48        .19    .67     (.48)    (.03)  (.51)  11.57      5.88
 2001                                       10.77     .50        .63   1.13     (.49)      --   (.49)  11.41     10.61
 2000                                       11.85     .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)
 1999                                       12.09     .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69
 1998                                       11.70     .52        .42    .94     (.52)    (.03)  (.55)  12.09      8.12
Class C (6/93)
 2003(d)                                    11.54     .24        .17    .41     (.25)      --   (.25)  11.70      3.52
 2002                                       11.38     .50        .19    .69     (.50)    (.03)  (.53)  11.54      6.11
 2001                                       10.74     .52        .63   1.15     (.51)      --   (.51)  11.38     10.84
 2000                                       11.82     .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)
 1999                                       12.06     .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90
 1998                                       11.66     .54        .43    .97     (.54)    (.03)  (.57)  12.06      8.45
Class R (2/97)
 2003(d)                                    11.56     .29        .16    .45     (.29)      --   (.29)  11.72      3.91
 2002                                       11.39     .59        .20    .79     (.59)    (.03)  (.62)  11.56      6.99
 2001                                       10.75     .60        .63   1.23     (.59)      --   (.59)  11.39     11.63
 2000                                       11.83     .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)
 1999                                       12.07     .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66
 1998                                       11.68     .63        .42   1.05     (.63)    (.03)  (.66)  12.07      9.16
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                     Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------------
                                                    Before Credit/           After            After Credit/
                                                    Reimbursement       Reimbursement(b)     Reimbursement(c)
MICHIGAN                                         ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
                                          Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                         (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003(d)                                $202,041      .87%*    4.69%*      .87%*    4.69%*      .87%*    4.69%*         3%
 2002                                    205,808      .87      4.86        .87      4.86        .87      4.86          19
 2001                                    211,992      .87      5.15        .87      5.15        .86      5.16          11
 2000                                    208,290      .97      5.22        .97      5.22        .96      5.22          28
 1999                                    260,396      .84      4.94        .84      4.94        .84      4.94          18
 1998                                    263,632      .84      5.11        .84      5.11        .84      5.11          13
Class B (2/97)
 2003(d)                                  10,410     1.62*     3.93*      1.62*     3.93*      1.62*     3.94*          3
 2002                                      9,214     1.62      4.11       1.62      4.11       1.62      4.11          19
 2001                                      8,642     1.62      4.40       1.62      4.40       1.61      4.41          11
 2000                                      7,741     1.73      4.48       1.73      4.48       1.72      4.49          28
 1999                                      7,733     1.60      4.20       1.60      4.20       1.60      4.20          18
 1998                                      3,839     1.59      4.32       1.59      4.32       1.59      4.32          13
Class C (6/93)
 2003(d)                                  42,367     1.42*     4.13*      1.42*     4.13*      1.42*     4.14*          3
 2002                                     38,763     1.42      4.31       1.42      4.31       1.42      4.31          19
 2001                                     36,123     1.42      4.60       1.42      4.60       1.41      4.61          11
 2000                                     35,678     1.51      4.66       1.51      4.66       1.50      4.67          28
 1999                                     48,946     1.39      4.39       1.39      4.39       1.39      4.39          18
 1998                                     45,690     1.39      4.56       1.39      4.56       1.39      4.56          13
Class R (2/97)
 2003(d)                                  24,449      .67*     4.89*       .67*     4.89*       .67*     4.89*          3
 2002                                     23,643      .67      5.06        .67      5.06        .67      5.06          19
 2001                                     22,799      .67      5.35        .67      5.35        .66      5.36          11
 2000                                     22,035      .77      5.42        .77      5.42        .76      5.43          28
 1999                                     26,310      .64      5.14        .64      5.14        .64      5.14          18
 1998                                     26,904      .64      5.31        .64      5.31        .64      5.31          13
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended November 30, 2002.


                                See accompanying notes to financial statements.

----
61

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations       Less Distributions
                                                  -------------------------  -----------------------


MISSOURI


                                                                 Net            From
                                                           Realized/          and in
                                                          Unrealized          Excess
                                        Beginning     Net    Invest-          of Net                  Ending
                                              Net Invest-       ment         Invest-                     Net
                                            Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2003(d)                                   $10.81    $.26      $ .04  $ .30    $(.27)   $  --  $(.27) $10.84      2.74%
 2002                                       10.71     .54        .11    .65     (.55)      --   (.55)  10.81      6.20
 2001                                       10.18     .56        .53   1.09     (.56)      --   (.56)  10.71     10.93
 2000                                       11.12     .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999                                       11.23     .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
 1998                                       10.80     .56        .43    .99     (.56)      --   (.56)  11.23      9.32
Class B (2/97)
 2003(d)                                    10.81     .22        .04    .26     (.22)      --   (.22)  10.85      2.44
 2002                                       10.71     .46        .11    .57     (.47)      --   (.47)  10.81      5.38
 2001                                       10.18     .48        .53   1.01     (.48)      --   (.48)  10.71     10.10
 2000                                       11.11     .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999                                       11.23     .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
 1998                                       10.80     .47        .44    .91     (.48)      --   (.48)  11.23      8.53
Class C (2/94)
 2003(d)                                    10.81     .23        .04    .27     (.24)      --   (.24)  10.84      2.46
 2002                                       10.70     .48        .12    .60     (.49)      --   (.49)  10.81      5.72
 2001                                       10.17     .50        .53   1.03     (.50)      --   (.50)  10.70     10.31
 2000                                       11.11     .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999                                       11.23     .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
 1998                                       10.80     .50        .43    .93     (.50)      --   (.50)  11.23      8.74
Class R (2/97)
 2003(d)                                    10.82     .27        .04    .31     (.28)      --   (.28)  10.85      2.82
 2002                                       10.71     .57        .11    .68     (.57)      --   (.57)  10.82      6.47
 2001                                       10.18     .58        .53   1.11     (.58)      --   (.58)  10.71     11.11
 2000                                       11.12     .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999                                       11.23     .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
 1998                                       10.80     .58        .43   1.01     (.58)      --   (.58)  11.23      9.56
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                     Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------------
                                                              Before Credit/           After            After Credit/
                                                              Reimbursement       Reimbursement(b)     Reimbursement(c)
MISSOURI                                                   ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
                                          Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                         (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2003(d)                                $218,457      .87%*    4.75%*      .87%*    4.75%*      .87%*    4.76%*         5%
 2002                                    207,890      .87      5.02        .87      5.02        .86      5.03          13
 2001                                    202,698      .87      5.31        .87      5.31        .87      5.31          13
 2000                                    194,271      .96      5.25        .96      5.25        .95      5.26          21
 1999                                    238,498      .86      4.87        .86      4.87        .86      4.87          12
 1998                                    233,456      .87      5.02        .87      5.02        .87      5.02          19
Class B (2/97)
 2003(d)                                  11,039     1.62*     4.00*      1.62*     4.00*      1.61*     4.00*          5
 2002                                      9,091     1.62      4.27       1.62      4.27       1.61      4.27          13
 2001                                      6,991     1.62      4.55       1.62      4.55       1.61      4.56          13
 2000                                      5,165     1.71      4.51       1.71      4.51       1.70      4.52          21
 1999                                      5,286     1.61      4.12       1.61      4.13       1.61      4.13          12
 1998                                      1,677     1.62      4.25       1.62      4.25       1.62      4.25          19
Class C (2/94)
 2003(d)                                  21,375     1.42*     4.20*      1.42*     4.20*      1.41*     4.21*          5
 2002                                     20,076     1.41      4.46       1.41      4.46       1.41      4.47          13
 2001                                     12,589     1.42      4.76       1.42      4.76       1.42      4.76          13
 2000                                     10,229     1.50      4.69       1.50      4.69       1.49      4.70          21
 1999                                     13,444     1.41      4.32       1.41      4.32       1.41      4.32          12
 1998                                     11,253     1.42      4.47       1.42      4.47       1.42      4.47          19
Class R (2/97)
 2003(d)                                     510      .67*     4.95*       .67*     4.95*       .67*     4.96*          5
 2002                                        507      .67      5.22        .67      5.22        .66      5.23          13
 2001                                        470      .67      5.51        .67      5.51        .67      5.51          13
 2000                                        442      .77      5.47        .77      5.47        .76      5.48          21
 1999                                        393      .66      5.07        .65      5.08        .65      5.08          12
 1998                                         41      .67      5.22        .67      5.22        .67      5.22          19
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended November 30, 2002.



                                See accompanying notes to financial statements.

----
62

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations       Less Distributions
                                                  -------------------------  -----------------------


OHIO


                                                                 Net
                                                           Realized/
                                                          Unrealized
                                        Beginning     Net    Invest-             Net                  Ending
                                              Net Invest-       ment         Invest-                     Net
Year Ended                                  Asset    ment       Gain            ment  Capital          Asset     Total
May 31,                                     Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003(d)                                   $11.16    $.27      $ .09  $ .36    $(.27)   $  --  $(.27) $11.25      3.23%
 2002                                       11.10     .55        .06    .61     (.55)      --   (.55)  11.16      5.57
 2001                                       10.62     .57        .48   1.05     (.57)      --   (.57)  11.10     10.05
 2000                                       11.57     .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999                                       11.74     .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
 1998                                       11.41     .60        .38    .98     (.60)    (.05)  (.65)  11.74      8.76
Class B (2/97)
 2003(d)                                    11.15     .23        .08    .31     (.23)      --   (.23)  11.23      2.76
 2002                                       11.09     .47        .05    .52     (.46)      --   (.46)  11.15      4.79
 2001                                       10.62     .48        .48    .96     (.49)      --   (.49)  11.09      9.16
 2000                                       11.56     .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999                                       11.73     .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
 1998                                       11.41     .51        .38    .89     (.52)    (.05)  (.57)  11.73      7.89
Class C (8/93)
 2003(d)                                    11.15     .24        .08    .32     (.24)      --   (.24)  11.23      2.87
 2002                                       11.09     .49        .06    .55     (.49)      --   (.49)  11.15      5.01
 2001                                       10.61     .51        .48    .99     (.51)      --   (.51)  11.09      9.46
 2000                                       11.56     .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999                                       11.73     .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
 1998                                       11.41     .54        .37    .91     (.54)    (.05)  (.59)  11.73      8.12
Class R (2/97)
 2003(d)                                    11.15     .28        .09    .37     (.28)      --   (.28)  11.24      3.34
 2002                                       11.09     .57        .06    .63     (.57)      --   (.57)  11.15      5.80
 2001                                       10.62     .59        .48   1.07     (.60)      --   (.60)  11.09     10.19
 2000                                       11.57     .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999                                       11.73     .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
 1998                                       11.41     .62        .37    .99     (.62)    (.05)  (.67)  11.73      8.89
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                     Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------------
                                                    Before Credit/           After            After Credit/
                                                    Reimbursement       Reimbursement(b)     Reimbursement(c)
OHIO                                             ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended                                Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,                                    (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003(d)                                $371,141      .89%*    4.73%*      .89%*    4.73%*      .89%*    4.73%*         6%
 2002                                    379,342      .86      4.93        .86      4.93        .86      4.93          21
 2001                                    385,226      .86      5.13        .86      5.13        .85      5.13          12
 2000                                    389,898      .90      5.25        .90      5.25        .89      5.25          11
 1999                                    471,075      .85      4.94        .85      4.94        .85      4.94          11
 1998                                    472,821      .85      5.15        .85      5.15        .85      5.15          15
Class B (2/97)
 2003(d)                                  24,369     1.64*     3.98*      1.64*     3.98*      1.63*     3.98*          6
 2002                                     22,433     1.61      4.17       1.61      4.17       1.61      4.18          21
 2001                                     19,846     1.61      4.37       1.61      4.37       1.60      4.37          12
 2000                                     14,970     1.65      4.51       1.65      4.51       1.64      4.52          11
 1999                                     14,494     1.61      4.20       1.61      4.20       1.61      4.20          11
 1998                                      7,422     1.61      4.39       1.61      4.39       1.61      4.39          15
Class C (8/93)
 2003(d)                                  46,830     1.44*     4.18*      1.44*     4.18*      1.43*     4.18*          6
 2002                                     44,984     1.41      4.37       1.41      4.37       1.41      4.38          21
 2001                                     41,396     1.41      4.57       1.41      4.57       1.40      4.58          12
 2000                                     41,220     1.45      4.69       1.45      4.69       1.44      4.70          11
 1999                                     50,889     1.40      4.39       1.40      4.39       1.40      4.39          11
 1998                                     47,036     1.40      4.60       1.40      4.60       1.40      4.60          15
Class R (2/97)
 2003(d)                                 149,283      .69*     4.93*       .69*     4.93*       .69*     4.93*          6
 2002                                    148,302      .66      5.12        .66      5.12        .66      5.13          21
 2001                                    146,678      .66      5.32        .66      5.32        .65      5.33          12
 2000                                    142,031      .70      5.45        .70      5.45        .69      5.46          11
 1999                                    161,491      .65      5.14        .65      5.14        .65      5.14          11
 1998                                    162,220      .65      5.35        .65      5.35        .65      5.35          15
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended November 30, 2002.



                                See accompanying notes to financial statements.

----
63

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations      Less Distributions
                                                  -------------------------  ----------------------


WISCONSIN


                                                                 Net
                                                           Realized/
                                                          Unrealized
                                        Beginning     Net    Invest-             Net                 Ending
                                              Net Invest-       ment         Invest-                    Net
                                            Asset    ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                          Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2003(d)                                   $10.14    $.22      $ .06  $ .28    $(.22)  $  --  $(.22) $10.20      2.78%
 2002                                        9.97     .44        .17    .61     (.44)     --   (.44)  10.14      6.26
 2001                                        9.24     .45        .72   1.17     (.44)     --   (.44)   9.97     12.84
 2000                                       10.20     .44       (.95)  (.51)    (.44)   (.01)  (.45)   9.24     (5.04)
 1999                                       10.28     .47       (.08)   .39     (.47)     --   (.47)  10.20      3.83
 1998                                        9.80     .49        .49    .98     (.50)     --   (.50)  10.28     10.19
Class B (2/97)
 2003(d)                                    10.17     .18        .07    .25     (.19)     --   (.19)  10.23      2.41
 2002                                       10.00     .37        .17    .54     (.37)     --   (.37)  10.17      5.49
 2001                                        9.27     .38        .72   1.10     (.37)     --   (.37)  10.00     11.98
 2000                                       10.23     .37       (.95)  (.58)    (.37)   (.01)  (.38)   9.27     (5.75)
 1999                                       10.31     .39       (.08)   .31     (.39)     --   (.39)  10.23      3.05
 1998                                        9.82     .42        .49    .91     (.42)     --   (.42)  10.31      9.46
Class C (2/97)
 2003(d)                                    10.16     .19        .07    .26     (.20)     --   (.20)  10.22      2.50
 2002                                       10.00     .39        .16    .55     (.39)     --   (.39)  10.16      5.58
 2001                                        9.26     .40        .73   1.13     (.39)     --   (.39)  10.00     12.31
 2000                                       10.22     .39       (.95)  (.56)    (.39)   (.01)  (.40)   9.26     (5.56)
 1999                                       10.30     .41       (.07)   .34     (.42)     --   (.42)  10.22      3.29
 1998                                        9.82     .44        .49    .93     (.45)     --   (.45)  10.30      9.59
Class R (2/97)
 2003(d)                                    10.18     .23        .06    .29     (.23)     --   (.23)  10.24      2.88
 2002                                       10.02     .47        .16    .63     (.47)     --   (.47)  10.18      6.36
 2001                                        9.28     .47        .73   1.20     (.46)     --   (.46)  10.02     13.10
 2000                                       10.23     .46       (.94)  (.48)    (.46)   (.01)  (.47)   9.28     (4.73)
 1999                                       10.31     .49       (.08)   .41     (.49)     --   (.49)  10.23      4.04
 1998                                        9.82     .53        .48   1.01     (.52)     --   (.52)  10.31     10.47
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                    Ratios/Supplemental Data
                                        --------------------------------------------------------------------------------
                                                             Before Credit/           After            After Credit/
                                                             Reimbursement       Reimbursement(b)     Reimbursement(c)
WISCONSIN                                                 ------------------   ------------------   ------------------
                                                             Ratio                Ratio                Ratio
                                                            of Net               of Net               of Net
                                                           Invest-              Invest-              Invest-
                                                Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                Expenses    Income   Expenses    Income   Expenses    Income
                                         Ending       to        to         to        to         to        to
                                            Net  Average   Average    Average   Average    Average   Average   Portfolio
                                         Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                        (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2003(d)                                $40,152      .96%*    4.22%*      .96%*    4.22%*      .94%*    4.24%*         3%
 2002                                    40,199      .93      4.39        .93      4.39        .92      4.40          19
 2001                                    30,944      .97      4.59        .97      4.59        .95      4.61          16
 2000                                    30,146     1.14      4.50       1.02      4.62       1.01      4.63          26
 1999                                    29,217     1.16      4.05        .68      4.53        .68      4.53           9
 1998                                    24,313     1.36      4.06        .55      4.87        .55      4.87          10
Class B (2/97)
 2003(d)                                  5,401     1.71*     3.47*      1.71*     3.47*      1.69*     3.49*          3
 2002                                     5,224     1.68      3.65       1.68      3.65       1.67      3.66          19
 2001                                     4,401     1.72      3.84       1.72      3.84       1.70      3.86          16
 2000                                     3,977     1.89      3.75       1.76      3.87       1.75      3.88          26
 1999                                     3,795     1.91      3.30       1.43      3.78       1.43      3.79           9
 1998                                     1,877     2.08      3.28       1.32      4.04       1.32      4.04          10
Class C (2/97)
 2003(d)                                  3,551     1.51*     3.67*      1.51*     3.67*      1.49*     3.68*          3
 2002                                     3,282     1.51      3.85       1.51      3.85       1.49      3.86          19
 2001                                     5,408     1.52      4.04       1.52      4.04       1.50      4.05          16
 2000                                     4,366     1.69      3.95       1.57      4.07       1.56      4.08          26
 1999                                     3,457     1.71      3.51       1.23      3.99       1.23      3.99           9
 1998                                     1,366     1.89      3.47       1.11      4.25       1.11      4.25          10
Class R (2/97)
 2003(d)                                    126      .76*     4.41*       .76*     4.41*       .75*     4.43*          3
 2002                                        97      .73      4.60        .73      4.60        .72      4.62          19
 2001                                        51      .77      4.79        .77      4.79        .75      4.80          16
 2000                                        45      .92      4.67        .79      4.81        .78      4.82          26
 1999                                       107      .96      4.26        .48      4.73        .48      4.74           9
 1998                                        45     1.12      4.28        .32      5.08        .32      5.08          10
-------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended November 30, 2002.



                                See accompanying notes to financial statements.

----
64

Fund Information
================================================================================

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Custodian
State Street Bank & Trust
Boston, MA

Transfer Agent and Shareholder Services
Boston Financial
Data Services, Inc.
Nuveen Investor Services
P.O. Box 8530
Boston, MA 02266-8530
(800) 257-8787

================================================================================

Glossary of Terms Used in this Report

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.


Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
65

                              Serving
                        Investors
                                 For Generations

[Photo of John Nuveen, Sr. Appears Here]

John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, Nuveen Investments has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN
   Investments

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com                                                     MSA-MS6-1102D